UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial and Accounting Officer

PIMCO ETF Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Diversified Income Active Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

PIMCO Foreign Currency Strategy Active Exchange-Traded Fund

PIMCO Global Advantage Inflation-Linked Bond Active Exchange-Traded Fund

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

PIMCO Low Duration Active Exchange-Traded Fund

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

PIMCO Total Return Active Exchange-Traded Fund

Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1%
U.S. TREASURY OBLIGATIONS 99.5%
U.S. Treasury Bonds
7.250% due 05/15/2016	$3,955	$4,261
8.875% due 08/15/2017	2,700	3,222
U.S. Treasury Notes
0.250% due 04/15/2016	2,515	2,514
0.500% due 06/15/2016	6,125	6,135
0.625% due 10/15/2016	4,150	4,161
0.625% due 11/15/2016	5,055	5,068
0.625% due 02/15/2017	3,380	3,385
0.750% due 03/15/2017	5,000	5,019
0.875% due 09/15/2016	4,310	4,337
0.875% due 11/30/2016	4,685	4,716
0.875% due 12/31/2016	4,765	4,797
0.875% due 01/31/2017	4,685	4,715
0.875% due 04/15/2017	2,825	2,841
0.875% due 06/15/2017	2,700	2,714
0.875% due 07/15/2017	4,500	4,523
0.875% due 10/15/2017	3,925	3,938
0.875% due 11/15/2017	4,160	4,171
0.875% due 01/15/2018	4,200	4,204
1.000% due 09/15/2017	3,600	3,625
1.000% due 12/15/2017	3,000	3,016
1.000% due 03/15/2018	3,500	3,512
1.750% due 05/31/2016	3,580	3,638
2.000% due 04/30/2016	2,640	2,687
2.375% due 03/31/2016	1,800	1,837
2.750% due 05/31/2017	4,725	4,941
3.000% due 08/31/2016	3,815	3,955
3.125% due 04/30/2017	3,150	3,315
3.250% due 07/31/2016	4,715	4,895
3.500% due 02/15/2018	3,830	4,117

Total U.S. Treasury Obligations (Cost $113,943)		114,259

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (a) 0.6%		704

Total Short-Term Instruments (Cost $704)		704

Total Investments in Securities (Cost $114,647)		114,963

Total Investments 100.1% (Cost $114,647)		$114,963
Other Assets and Liabilities, net (0.1%)		(63)

Net Assets 100.0%		$114,900

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$704	Freddie Mac 2.080% due 10/17/2022	$(720)	$704	$704

Total Repurchase Agreements						$(720)	$704	$704

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$114,259	$0	$114,259
Short-Term Instruments
Repurchase Agreements	0	704	0	704

Total Investments	$0	$114,963	$0	$114,963

There were no significant transfers between Level 1, 2, and 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3%
U.S. TREASURY OBLIGATIONS 99.3%
U.S. Treasury Bonds
7.875% due 02/15/2021	$210	$285
8.125% due 08/15/2021	260	363
8.750% due 08/15/2020	200	276
U.S. Treasury Notes
0.875% due 07/31/2019	315	310
1.000% due 06/30/2019	185	183
1.000% due 09/30/2019	440	434
1.000% due 11/30/2019	285	281
1.125% due 03/31/2020	155	153
1.125% due 04/30/2020	250	247
1.250% due 01/31/2019	448	450
1.250% due 04/30/2019	175	175
1.250% due 02/29/2020	110	109
1.375% due 11/30/2018	129	130
1.375% due 12/31/2018	215	217
1.375% due 01/31/2020	185	185
1.375% due 05/31/2020	155	155
1.500% due 08/31/2018	195	198
1.500% due 03/31/2019	615	623
1.500% due 01/31/2022	405	400
1.750% due 10/31/2018	334	342
1.750% due 10/31/2020	595	603
1.875% due 06/30/2020	110	113
2.000% due 09/30/2020	160	164
2.000% due 10/31/2021	350	357
2.250% due 07/31/2018	228	237
2.250% due 03/31/2021	300	312
2.250% due 07/31/2021	280	290
2.375% due 05/31/2018	202	211
2.375% due 06/30/2018	338	353
2.375% due 12/31/2020	260	272
2.625% due 04/30/2018	420	442
3.125% due 05/15/2021	285	310
3.375% due 11/15/2019	135	147

Total U.S. Treasury Obligations (Cost $9,218)		9,327

Total Investments in Securities (Cost $9,218)		9,327

Total Investments 99.3% (Cost $9,218)		$9,327
Other Assets and Liabilities, net 0.7%		64

Net Assets 100.0%		$9,391

Notes to Schedule of Investments (amounts in thousands):

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$9,327	$0	$9,327

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.1%
U.S. TREASURY OBLIGATIONS 99.1%
U.S. Treasury Bonds
5.500% due 08/15/2028	$1,000	$1,391
6.000% due 02/15/2026	1,160	1,617
6.125% due 08/15/2029	300	446
6.250% due 08/15/2023	1,448	1,951
6.375% due 08/15/2027	710	1,044
7.625% due 02/15/2025	730	1,110
U.S. Treasury Notes
1.625% due 08/15/2022	820	813
1.625% due 11/15/2022	4,015	3,976
1.750% due 05/15/2022	730	732
1.750% due 05/15/2023	1,210	1,203
2.000% due 02/15/2022	310	317
2.000% due 02/15/2023	2,300	2,337
2.000% due 02/15/2025	1,080	1,087
2.250% due 11/15/2024	1,910	1,964
2.500% due 05/15/2024	1,430	1,502
2.750% due 11/15/2023	1,420	1,523
2.750% due 02/15/2024	1,665	1,784

Total U.S. Treasury Obligations (Cost $24,091)		24,797

Total Investments in Securities (Cost $24,091)		24,797

Total Investments 99.1% (Cost $24,091)		$24,797
Other Assets and Liabilities, net 0.9%		229

Net Assets 100.0%		$25,026

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$24,797	$0	$24,797

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0%
U.S. TREASURY OBLIGATIONS 100.0%
U.S. Treasury Strips
0.000% due 05/15/2040	$14,812	$7,756
0.000% due 08/15/2040	15,162	7,885
0.000% due 11/15/2040	14,748	7,624
0.000% due 02/15/2041	15,824	8,183
0.000% due 05/15/2041	14,184	7,280
0.000% due 08/15/2041	15,824	8,068
0.000% due 11/15/2041	14,184	7,115
0.000% due 02/15/2042	15,824	7,883
0.000% due 05/15/2042	14,507	7,154
0.000% due 08/15/2042	15,552	7,601
0.000% due 11/15/2042	14,606	7,091
0.000% due 02/15/2043	14,999	7,245
0.000% due 05/15/2043	15,052	7,222
0.000% due 08/15/2043	15,301	7,311
0.000% due 11/15/2043	14,596	6,925
0.000% due 02/15/2044	15,191	7,162
0.000% due 05/15/2044	15,567	7,295
0.000% due 08/15/2044	14,761	6,873
0.000% due 11/15/2044	15,122	6,996
0.000% due 02/15/2045	15,000	6,892

Total U.S. Treasury Obligations (Cost $140,479)		147,561

Total Investments in Securities (Cost $140,479)		147,561

Total Investments 100.0% (Cost $140,479)		$147,561
Other Assets and Liabilities, net 0.0%		45

Net Assets 100.0%		$147,606

Notes to Schedule of Investments (amounts in thousands):

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$147,561	$0	$147,561

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8%
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	$124,124	$125,433
0.125% due 04/15/2017	137,143	139,672
0.125% due 04/15/2018	164,804	168,215
0.125% due 04/15/2019	148,292	151,270
1.375% due 07/15/2018	42,451	45,445
1.375% due 01/15/2020	62,099	67,203
1.625% due 01/15/2018	49,716	52,983
1.875% due 07/15/2019	57,336	63,289
2.125% due 01/15/2019	55,206	60,795
2.375% due 01/15/2017	69,380	73,537
2.500% due 07/15/2016	68,920	72,425
2.625% due 07/15/2017	53,102	57,682

Total U.S. Treasury Obligations (Cost $1,080,453)		1,077,949

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		1,149

Total Short-Term Instruments (Cost $1,149)		1,149

Total Investments in Securities (Cost $1,081,602)		1,079,098

Total Investments 99.8% (Cost $1,081,602)		$1,079,098
Other Assets and Liabilities, net 0.2%		2,083

Net Assets 100.0%		$1,081,181

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$1,149	Freddie Mac 2.080% due 10/17/2022	$(1,174)	$1,149	$1,149

Total Repurchase Agreements						$(1,174)	$1,149	$1,149

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,077,949	$0	$1,077,949
Short-Term Instruments
Repurchase Agreements	0	1,149	0	1,149

Total Investments	$0	$1,079,098	$0	$1,079,098

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8%
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$16,277	$16,012
0.750% due 02/15/2042	15,416	15,648
0.750% due 02/15/2045	6,720	6,860
1.375% due 02/15/2044	14,700	17,339
2.125% due 02/15/2040	10,047	13,451
2.125% due 02/15/2041	18,055	24,412
3.375% due 04/15/2032	4,356	6,407

Total U.S. Treasury Obligations (Cost $99,020)		100,129

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		203

Total Short-Term Instruments (Cost $203)		203

Total Investments in Securities (Cost $99,223)		100,332

Total Investments 99.8% (Cost $99,223)		$100,332
Other Assets and Liabilities, net 0.2%		181

Net Assets 100.0%		$100,513

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$203	Freddie Mac 2.080% due 10/17/2022	$(207)	$203	$203

Total Repurchase Agreements						$(207)	$203	$203

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$100,129	$0	$100,129
Short-Term Instruments
Repurchase Agreements	0	203	0	203

Total Investments	$0	$100,332	$0	$100,332

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7%
U.S. TREASURY OBLIGATIONS 98.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$4,786	$4,833
0.125% due 07/15/2022	3,832	3,878
0.125% due 01/15/2023	4,415	4,440
0.625% due 01/15/2024	8,139	8,494
0.750% due 02/15/2042	4,979	5,053
1.125% due 01/15/2021	9,253	9,945
1.375% due 01/15/2020	4,866	5,266
1.375% due 02/15/2044	4,137	4,880
1.625% due 01/15/2018	7,874	8,391
1.750% due 01/15/2028	3,478	4,079
1.875% due 07/15/2019	4,508	4,976
2.000% due 01/15/2026	3,690	4,380
2.125% due 02/15/2040	1,661	2,224
2.375% due 01/15/2017	4,990	5,289
2.375% due 01/15/2025	6,033	7,325
2.500% due 07/15/2016	3,811	4,005
2.500% due 01/15/2029	4,664	5,972
2.625% due 07/15/2017	2,904	3,155
3.375% due 04/15/2032	1,383	2,034

Total U.S. Treasury Obligations (Cost $98,583)		98,619

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (b) 0.9%		948

Total Short-Term Instruments (Cost $948)		948

Total Investments in Securities (Cost $99,531)		99,567

Total Investments 99.7% (Cost $99,531)		$99,567
Other Assets and Liabilities, net 0.3%		256

Net Assets 100.0%		$99,823

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$948	Freddie Mac 2.080% due 10/17/2022	$(971)	$948	$948

Total Repurchase Agreements						$(971)	$948	$948

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$98,619	$0	$98,619
Short-Term Instruments
Repurchase Agreements	0	948	0	948

Total Investments	$0	$99,567	$0	$99,567

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.5%
CORPORATE BONDS & NOTES 94.8%
BANKING & FINANCE 20.9%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017	$400	$397
3.750% due 05/15/2019	5,675	5,716
Affinion Investments LLC
13.500% due 08/15/2018	6,300	3,906
AGFC Capital Trust
6.000% due 01/15/2067	1,500	1,133
Aircastle Ltd.
6.750% due 04/15/2017	6,734	7,273
Ally Financial, Inc.
2.750% due 01/30/2017	1,800	1,798
3.125% due 01/15/2016	750	754
3.250% due 09/29/2017	1,100	1,095
3.500% due 07/18/2016	12,500	12,687
3.500% due 01/27/2019	2,448	2,424
4.625% due 06/26/2015	13,267	13,350
4.750% due 09/10/2018	9,200	9,487
5.500% due 02/15/2017	33,300	34,715
6.250% due 12/01/2017	2,000	2,135
ARC Properties Operating Partnership LP
2.000% due 02/06/2017	7,400	7,187
Barclays Bank PLC
7.750% due 04/10/2023	1,530	1,698
BPCE S.A.
4.500% due 03/15/2025	3,000	3,059
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018	18,470	19,393
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (a)	3,775	3,322
CIT Group, Inc.
3.875% due 02/19/2019	150	149
4.250% due 08/15/2017	33,858	34,451
5.000% due 05/15/2017	29,493	30,406
6.625% due 04/01/2018	675	726
ContourGlobal Power Holdings S.A.
7.125% due 06/01/2019	500	513
Credit Agricole S.A.
6.637% due 05/31/2017 (c)	9,125	9,703
Eksportfinans ASA
2.000% due 09/15/2015	14,190	14,231
2.375% due 05/25/2016	25,843	26,000
5.500% due 05/25/2016	15,665	16,298
5.500% due 06/26/2017	1,375	1,468
General Motors Financial Co., Inc.
2.625% due 07/10/2017	2,275	2,299
2.750% due 05/15/2016	8,400	8,509
3.000% due 09/25/2017	2,225	2,269
3.250% due 05/15/2018	10,650	10,876
3.500% due 07/10/2019	1,200	1,233
4.750% due 08/15/2017	31,625	33,437
Genworth Holdings, Inc.
6.150% due 11/15/2066	750	450
HBOS PLC
6.750% due 05/21/2018	2,720	3,050
Icahn Enterprises LP
3.500% due 03/15/2017	855	864
4.875% due 03/15/2019	4,000	4,085
International Lease Finance Corp.
6.250% due 05/15/2019	2,475	2,710
6.750% due 09/01/2016	20,820	22,173
8.625% due 09/15/2015	27,719	28,551
8.750% due 03/15/2017	17,594	19,485
iStar Financial, Inc.
4.000% due 11/01/2017	2,350	2,329
4.875% due 07/01/2018	6,408	6,464
5.000% due 07/01/2019	9,675	9,711
7.125% due 02/15/2018	7,025	7,508
9.000% due 06/01/2017	4,500	4,961
KCG Holdings, Inc.
6.875% due 03/15/2020	3,725	3,643

Nationstar Mortgage LLC
6.500% due 08/01/2018	800	808
Navient Corp.
4.875% due 06/17/2019	5,000	5,000
5.500% due 01/15/2019	3,245	3,318
6.000% due 01/25/2017	10,450	11,018
6.250% due 01/25/2016	12,017	12,393
7.250% due 01/25/2022	500	529
8.450% due 06/15/2018	26,032	28,961
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019	4,950	5,123
Radian Group, Inc.
5.500% due 06/01/2019	2,008	2,106
Realogy Group LLC
4.500% due 04/15/2019	3,250	3,307
Resona Preferred Global Securities Cayman Ltd.
7.191% due 07/30/2015 (c)	22,720	23,089
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)	1,500	1,778
7.648% due 09/30/2031 (c)	233	295
Societe Generale S.A.
5.922% due 04/05/2017 (c)	1,450	1,521
Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (a)	2,475	2,509
Springleaf Finance Corp.
5.400% due 12/01/2015	5,515	5,619
5.750% due 09/15/2016	2,000	2,080
6.900% due 12/15/2017	36,152	38,592
TMX Finance LLC
8.500% due 09/15/2018	7,550	5,398
WEA Finance LLC
1.750% due 09/15/2017	1,700	1,709

		595,234

INDUSTRIALS 64.8%
21st Century Oncology, Inc.
8.875% due 01/15/2017	2,066	2,125
9.875% due 04/15/2017	1,250	1,255
ADT Corp.
2.250% due 07/15/2017	200	199
3.500% due 07/15/2022	575	525
4.125% due 04/15/2019 (e)	8,275	8,451
5.250% due 03/15/2020	9,875	10,270
Advanced Micro Devices, Inc.
6.750% due 03/01/2019	825	804
Affinion Group Holdings, Inc.
11.625% due 11/15/2015	1,050	1,045
Affinion Group, Inc.
7.875% due 12/15/2018	1,750	1,103
11.500% due 10/15/2015	1,000	990
Afren PLC
11.500% due 02/01/2016 ^	6,750	3,233
Aguila S.A.
7.875% due 01/31/2018	15,468	15,507
Ainsworth Lumber Co. Ltd.
7.500% due 12/15/2017	720	752
Alberta ULC (14.000% Cash or 14.000% PIK)
14.000% due 02/13/2020 (a)	628	433
Alcoa, Inc.
5.550% due 02/01/2017	950	1,012
5.720% due 02/23/2019	8,875	9,736
6.750% due 07/15/2018	1,075	1,211
Alere, Inc.
6.500% due 06/15/2020	2,000	2,080
7.250% due 07/01/2018	870	928
8.625% due 10/01/2018	14,252	14,858
Aleris International, Inc.
7.625% due 02/15/2018	5,525	5,656
7.875% due 11/01/2020	5,125	5,240
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018	39,410	39,262
Alpha Natural Resources, Inc.
9.750% due 04/15/2018	2,860	1,187
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (a)	3,700	3,635
American Achievement Corp.
10.875% due 04/15/2016	1,350	1,326
American Airlines Group, Inc.
5.500% due 10/01/2019	2,350	2,420
Ancestry.com Holdings LLC (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (a)	13,131	13,295
APX Group, Inc.
6.375% due 12/01/2019	4,175	4,175

ArcelorMittal
4.500% due 08/05/2015	23,906	24,115
5.250% due 02/25/2017	21,920	22,852
6.125% due 06/01/2018	2,050	2,208
Arch Coal, Inc.
8.000% due 01/15/2019	13,250	6,401
Ardagh Finance Holdings S.A. (8.625% Cash or 8.625% PIK)
8.625% due 06/15/2019 (a)	3,675	3,847
Ashland, Inc.
3.000% due 03/15/2016	800	810
3.875% due 04/15/2018	18,729	19,267
Associated Materials LLC
9.125% due 11/01/2017	21,606	18,959
Avaya, Inc.
7.000% due 04/01/2019	2,350	2,344
Avon Products, Inc.
6.500% due 03/01/2019	800	800
Beazer Homes USA, Inc.
8.125% due 06/15/2016	6,333	6,729
Beverage Packaging Holdings Luxembourg S.A.
5.625% due 12/15/2016	1,000	1,005
6.000% due 06/15/2017	10,325	10,428
BlueLine Rental Finance Corp.
7.000% due 02/01/2019	17,609	18,181
Bombardier, Inc.
4.250% due 01/15/2016	1,660	1,703
7.500% due 03/15/2018	3,800	4,059
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)	17,550	14,566
Brinker International, Inc.
2.600% due 05/15/2018	2,840	2,855
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017	19,319	20,333
Cablevision Systems Corp.
7.750% due 04/15/2018	6,000	6,682
8.625% due 09/15/2017	14,450	16,292
Calcipar S.A.
6.875% due 05/01/2018	15,875	16,153
California Resources Corp.
5.000% due 01/15/2020	7,500	6,806
Capella Healthcare, Inc.
9.250% due 07/01/2017	8,375	8,689
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (a)	11,476	11,684
Carlson Wagonlit BV
6.875% due 06/15/2019	400	421
Case New Holland Industrial, Inc.
7.875% due 12/01/2017	11,080	12,330
CCO Holdings LLC
7.000% due 01/15/2019	12,833	13,378
7.250% due 10/30/2017	310	324
CDW LLC
8.500% due 04/01/2019	38	40
Centex LLC
6.500% due 05/01/2016	1,025	1,076
Central Garden and Pet Co.
8.250% due 03/01/2018	1,291	1,327
Cenveo Corp.
6.000% due 08/01/2019	700	660
11.500% due 05/15/2017 (e)	1,000	1,005
Chesapeake Energy Corp.
6.500% due 08/15/2017	5,750	6,081
7.250% due 12/15/2018	11,800	12,803
Citgo Holding, Inc.
10.750% due 02/15/2020	3,775	3,898
Claire’s Stores, Inc.
8.875% due 03/15/2019 (e)	950	546
9.000% due 03/15/2019	10,525	9,604
CMA CGM S.A.
8.500% due 04/15/2017	6,350	6,493
CNH Industrial America LLC
7.250% due 01/15/2016	1,000	1,040
CNH Industrial Capital LLC
3.625% due 04/15/2018	750	756
3.875% due 11/01/2015	23,070	23,301
Commercial Metals Co.
6.500% due 07/15/2017	750	799
Community Health Systems, Inc.
5.125% due 08/15/2018	9,480	9,800
8.000% due 11/15/2019	17,925	19,090
Constellation Brands, Inc.
3.875% due 11/15/2019	4,400	4,543
7.250% due 09/01/2016	1,400	1,507
7.250% due 05/15/2017	12,075	13,350

ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (a)	25,425	25,759
CSC Holdings LLC
8.625% due 02/15/2019	1,325	1,539
D.R. Horton, Inc.
3.750% due 03/01/2019	275	279
4.000% due 02/15/2020	3,875	3,933
4.750% due 05/15/2017	8,354	8,772
Dell, Inc.
2.300% due 09/10/2015	4,141	4,146
3.100% due 04/01/2016	4,850	4,905
Diamond Foods, Inc.
7.000% due 03/15/2019	650	671
DISH DBS Corp.
4.250% due 04/01/2018	5,281	5,321
7.125% due 02/01/2016	30,291	31,541
7.750% due 05/31/2015	100	101
7.875% due 09/01/2019	5,000	5,600
DJO Finance LLC
7.750% due 04/15/2018	6,910	7,048
9.750% due 10/15/2017	2,550	2,626
9.875% due 04/15/2018	25,419	26,563
DynCorp International, Inc.
10.375% due 07/01/2017	1,000	880
Energy Gulf Coast, Inc.
9.250% due 12/15/2017	7,425	5,049
Enterprise Products Operating LLC
8.375% due 08/01/2066	1,250	1,318
Family Tree Escrow LLC
5.250% due 03/01/2020	960	1,010
FCA US LLC
8.000% due 06/15/2019	18,335	19,321
First Data Corp.
7.375% due 06/15/2019	10,432	10,928
First Quantum Minerals Ltd.
6.750% due 02/15/2020	3,750	3,487
Florida East Coast Holdings Corp.
6.750% due 05/01/2019	550	556
FMG Resources Pty. Ltd.
6.000% due 04/01/2017 (e)	5,690	5,651
6.875% due 02/01/2018	1,111	1,092
8.250% due 11/01/2019 (e)	8,325	7,066
Fresenius Medical Care U.S. Finance, Inc.
6.875% due 07/15/2017	4,935	5,441
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	17,851	18,297
General Motors Co.
3.500% due 10/02/2018	2,000	2,059
Global Ship Lease, Inc.
10.000% due 04/01/2019	500	525
GLP Capital LP
4.375% due 11/01/2018	490	506
Greif, Inc.
6.750% due 02/01/2017	11,521	12,342
Guitar Center, Inc.
6.500% due 04/15/2019	300	263
Hanson Ltd.
6.125% due 08/15/2016	6,210	6,567
Hapag-Lloyd AG
9.750% due 10/15/2017	9,380	9,849
Harvest Operations Corp.
6.875% due 10/01/2017	9,120	8,345
HCA, Inc.
3.750% due 03/15/2019	350	356
4.250% due 10/15/2019	50	51
6.500% due 02/15/2016	29,741	30,896
6.500% due 02/15/2020	10,000	11,285
Headwaters, Inc.
7.250% due 01/15/2019	4,551	4,790
7.625% due 04/01/2019	2,400	2,506
Hertz Corp.
4.250% due 04/01/2018	1,850	1,873
6.750% due 04/15/2019	9,697	10,061
Hexion U.S. Finance Corp.
8.875% due 02/01/2018	13,050	11,549
Hospira, Inc.
5.200% due 08/12/2020	716	818
6.050% due 03/30/2017	1,831	1,995
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	3,280	3,575
Hyva Global BV
8.625% due 03/24/2016	12,425	11,524
Igloo Holdings Corp. (8.250% Cash or 9.000% PIK)
8.250% due 12/15/2017 (a)	1,200	1,213

iHeartCommunications, Inc.
9.000% due 12/15/2019	7,425	7,397
10.000% due 01/15/2018	6,500	5,549
Imperial Metals Corp.
7.000% due 03/15/2019 (e)	400	383
INEOS Group Holdings S.A.
6.125% due 08/15/2018	25,275	25,528
Infor U.S., Inc.
9.375% due 04/01/2019	50	54
Intelsat Luxembourg S.A.
6.750% due 06/01/2018	24,725	24,292
Interactive Data Corp.
5.875% due 04/15/2019	12,400	12,586
inVentiv Health, Inc.
9.000% due 01/15/2018	7,275	7,675
11.000% due 08/15/2018	1,331	1,284
inVentiv Health, Inc. (10.000% PIK)
10.000% due 08/15/2018 (a)	1,960	1,999
Jaguar Holding Co. (9.375% Cash or 10.125% PIK)
9.375% due 10/15/2017 (a)	13,101	13,429
Jaguar Land Rover Automotive PLC
3.500% due 03/15/2020	3,750	3,750
4.125% due 12/15/2018	2,000	2,065
Jarden Corp.
7.500% due 05/01/2017	1,500	1,661
JC Penney Corp., Inc.
5.750% due 02/15/2018	1,000	950
7.950% due 04/01/2017	829	852
8.125% due 10/01/2019 (e)	2,500	2,462
JMC Steel Group, Inc.
8.250% due 03/15/2018	10,115	8,535
K Hovnanian Enterprises, Inc.
8.000% due 11/01/2019	3,150	3,055
KB Home
4.750% due 05/15/2019	1,196	1,172
6.250% due 06/15/2015	735	742
Kindred Healthcare, Inc.
8.000% due 01/15/2020	6,250	6,738
Kinetic Concepts, Inc.
10.500% due 11/01/2018	13,569	14,722
Kratos Defense & Security Solutions, Inc.
7.000% due 05/15/2019	3,650	3,203
L Brands, Inc.
6.900% due 07/15/2017	1,100	1,220
8.500% due 06/15/2019	755	910
Lafarge S.A.
6.200% due 07/09/2015	1,500	1,515
6.500% due 07/15/2016	6,331	6,727
Lantheus Medical Imaging, Inc.
9.750% due 05/15/2017	500	492
Laureate Education, Inc.
10.000% due 09/01/2019	1,675	1,591
Lennar Corp.
4.125% due 12/01/2018	500	510
4.500% due 11/15/2019	2,750	2,832
4.750% due 12/15/2017	436	456
5.600% due 05/31/2015	6,620	6,645
12.250% due 06/01/2017	1,000	1,203
Level 3 Financing, Inc.
8.125% due 07/01/2019	10,793	11,400
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017	444	343
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018	13,470	13,335
Masco Corp.
6.125% due 10/03/2016	15,146	16,215
McClatchy Co.
9.000% due 12/15/2022	19,861	19,265
MGM Resorts International
6.625% due 07/15/2015	25,377	25,662
7.625% due 01/15/2017	7,270	7,806
10.000% due 11/01/2016	11,875	13,211
Modular Space Corp.
10.250% due 01/31/2019	800	640
NBTY, Inc.
9.000% due 10/01/2018	5,297	5,535
NCL Corp. Ltd.
5.250% due 11/15/2019	2,025	2,086
New Enterprise Stone & Lime Co., Inc.
11.000% due 09/01/2018	2,500	2,250
New York Times Co.
6.625% due 12/15/2016	250	269
Nokia OYJ
5.375% due 05/15/2019	1,100	1,188

Novelis, Inc.
8.375% due 12/15/2017	745	779
Numericable SFR S.A.S.
4.875% due 05/15/2019	41,570	41,518
NXP BV
3.500% due 09/15/2016	8,800	8,932
Offshore Group Investment Ltd.
7.500% due 11/01/2019	2,450	1,409
Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016	1,419	1,508
Pacific Drilling Ltd.
7.250% due 12/01/2017	2,000	1,810
Peabody Energy Corp.
6.000% due 11/15/2018	12,044	9,455
Perstorp Holding AB
8.750% due 05/15/2017 (e)	1,965	2,039
11.000% due 08/15/2017	6,325	6,578
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (a)	24,680	25,420
PHH Corp.
7.375% due 09/01/2019	16,275	16,967
PHI, Inc.
5.250% due 03/15/2019	2,550	2,320
Pittsburgh Glass Works LLC
8.000% due 11/15/2018	23,214	24,665
PQ Corp.
8.750% due 11/01/2018	11,260	11,724
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	1,000	1,036
7.875% due 08/15/2019	14,325	15,184
8.500% due 05/15/2018	26,630	27,495
9.875% due 08/15/2019	9,900	10,655
Rockies Express Pipeline LLC
3.900% due 04/15/2015	750	750
6.000% due 01/15/2019	9,350	9,969
6.850% due 07/15/2018	4,550	4,937
Royal Caribbean Cruises Ltd.
11.875% due 07/15/2015	1,350	1,394
RR Donnelley & Sons Co.
6.125% due 01/15/2017	98	104
7.250% due 05/15/2018	14,610	16,199
Ryerson, Inc.
9.000% due 10/15/2017	11,180	11,320
Ryland Group, Inc.
6.625% due 05/01/2020	250	271
Sabine Oil & Gas Corp.
9.750% due 02/15/2017	14,128	2,720
Sabine Pass LNG LP
7.500% due 11/30/2016	21,996	23,481
Sabre Holdings Corp.
8.350% due 03/15/2016	750	797
Sanmina Corp.
4.375% due 06/01/2019	3,398	3,390
Schaeffler Finance BV
7.750% due 02/15/2017	21,980	24,673
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (a)	3,900	4,090
Sears Holdings Corp.
6.625% due 10/15/2018 (e)	8,100	7,573
Sequa Corp.
7.000% due 12/15/2017	28,068	22,595
Service Corp. International
7.000% due 06/15/2017	1,250	1,369
Sitel LLC
11.000% due 08/01/2017	2,300	2,392
11.500% due 04/01/2018	6,650	6,085
Smithfield Foods, Inc.
7.750% due 07/01/2017	2,368	2,646
SPX Corp.
6.875% due 09/01/2017	1,250	1,366
Standard Pacific Corp.
8.375% due 05/15/2018	3,000	3,442
STHI Holding Corp.
8.000% due 03/15/2018	17,809	18,499
SunGard Data Systems, Inc.
6.625% due 11/01/2019	13,591	14,050
SUPERVALU, Inc.
8.000% due 05/01/2016	1,346	1,437
T-Mobile USA, Inc.
5.250% due 09/01/2018	12,100	12,539
6.464% due 04/28/2019	20,400	21,088
Telesat Canada
6.000% due 05/15/2017	2,211	2,255

Tenet Healthcare Corp.
5.000% due 03/01/2019	6,830	6,796
5.500% due 03/01/2019	15,075	15,263
6.250% due 11/01/2018	5,300	5,764
Tervita Corp.
8.000% due 11/15/2018	3,550	3,168
Tesoro Corp.
4.250% due 10/01/2017	2,000	2,090
Tesoro Logistics LP
5.500% due 10/15/2019	600	621
Thompson Creek Metals Co., Inc.
9.750% due 12/01/2017	1,800	1,863
Toll Brothers Finance Corp.
8.910% due 10/15/2017	7,985	9,263
Tops Holding Corp.
8.750% due 06/15/2018 (a)	1,000	975
Toys “R” Us Property Co. LLC
8.500% due 12/01/2017 (e)	4,325	4,395
Toys “R” Us, Inc.
10.375% due 08/15/2017	2,000	1,735
Transocean, Inc.
6.000% due 03/15/2018	1,800	1,695
TransUnion (9.625% Cash or 10.375% PIK)
9.625% due 06/15/2018 (a)	11,575	11,712
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019	26,798	28,406
TRW Automotive, Inc.
7.250% due 03/15/2017	1,750	1,923
UCI International, Inc.
8.625% due 02/15/2019	6,300	5,733
United Rentals North America, Inc.
5.750% due 07/15/2018	7,000	7,299
United States Steel Corp.
6.050% due 06/01/2017	1,000	1,048
Universal Health Services, Inc.
3.750% due 08/01/2019	2,300	2,349
USG Corp.
6.300% due 11/15/2016	20,912	22,036
9.750% due 01/15/2018	10,011	11,638
Valeant Pharmaceuticals International, Inc.
6.750% due 08/15/2018	12,658	13,370
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (a)	80	81
Venoco, Inc.
8.875% due 02/15/2019	2,400	1,260
Verso Paper Holdings LLC
11.750% due 01/15/2019	8,600	7,486
Viasystems, Inc.
7.875% due 05/01/2019	1,700	1,798
Visant Corp.
10.000% due 10/01/2017	2,000	1,800
VRX Escrow Corp.
5.375% due 03/15/2020	7,325	7,417
Vulcan Materials Co.
6.500% due 12/01/2016	268	292
7.000% due 06/15/2018	1,700	1,942
VWR Funding, Inc.
7.250% due 09/15/2017	9,692	10,152
Walter Energy, Inc.
9.500% due 10/15/2019	200	121
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (a)	400	412
Whiting Canadian Holding Co. ULC
8.125% due 12/01/2019	3,575	3,763
Whiting Petroleum Corp.
5.000% due 03/15/2019	7,775	7,678
6.500% due 10/01/2018	2,175	2,186
Windstream Corp.
7.875% due 11/01/2017	10,236	11,132
Wise Metals Group LLC
8.750% due 12/15/2018	20,950	22,364
XPO Logistics, Inc.
7.875% due 09/01/2019	1,925	2,043

		1,851,884

UTILITIES 9.1%
AES Corp.
3.262% due 06/01/2019	1,775	1,771
Alcatel-Lucent USA, Inc.
4.625% due 07/01/2017	11,775	12,084
CenturyLink, Inc.
5.150% due 06/15/2017	6,070	6,389
6.000% due 04/01/2017	6,467	6,912

Cincinnati Bell, Inc.
8.750% due 03/15/2018	480	493
DPL, Inc.
6.500% due 10/15/2016	105	110
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017	501	403
Dynegy Finance, Inc.
6.750% due 11/01/2019	7,550	7,824
EXCO Resources, Inc.
7.500% due 09/15/2018	1,859	1,115
Frontier Communications Corp.
8.125% due 10/01/2018	15,761	17,751
8.250% due 04/15/2017	8,215	9,088
GenOn Energy, Inc.
7.875% due 06/15/2017	19,473	19,473
IPALCO Enterprises, Inc.
7.250% due 04/01/2016	1,000	1,050
Linn Energy LLC
6.250% due 11/01/2019	13,005	10,339
6.500% due 05/15/2019	5,900	4,989
Midwest Generation LLC
8.560% due 01/02/2016	810	816
NGPL PipeCo LLC
7.119% due 12/15/2017	14,194	14,123
Niska Gas Storage Canada ULC
6.500% due 04/01/2019	1,900	1,420
NRG Energy, Inc.
7.625% due 01/15/2018	400	441
RJS Power Holdings LLC
5.125% due 07/15/2019	2,800	2,772
Sprint Communications, Inc.
6.000% due 12/01/2016	52,015	54,401
8.375% due 08/15/2017	2,000	2,177
9.000% due 11/15/2018	26,212	30,144
Talos Production LLC
9.750% due 02/15/2018	400	284
Targa Resources Partners LP
5.000% due 01/15/2018	9,000	9,292
Telecom Italia Capital S.A.
5.250% due 10/01/2015	4,500	4,586
6.999% due 06/04/2018	35,471	39,661
Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015 ^	7,375	683

		260,591

Total Corporate Bonds & Notes (Cost $2,773,747)		2,707,709

U.S. GOVERNMENT AGENCIES 1.1%
Fannie Mae
5.000% due 04/15/2015	32,200	32,261

Total U.S. Government Agencies (Cost $32,260)		32,261

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Notes
0.125% due 04/30/2015 (h)	1,606	1,606
0.250% due 05/15/2015	5,100	5,101
0.250% due 05/31/2015 (h)	17,950	17,951
0.375% due 06/30/2015 (h)	800	800

Total U.S. Treasury Obligations (Cost $25,463)		25,458

SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS (f) 1.2%		34,795

U.S. TREASURY BILLS 0.5%
0.036% due 04/16/2015 - 05/28/2015 (b)(h)	14,326	14,326

Total Short-Term Instruments (Cost $49,121)		49,121

Total Investments in Securities (Cost $2,880,591)		2,814,549

	SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
MUTUAL FUNDS 1.1%
PIMCO Money Market Fund (d)(e)	31,574,728	31,575

Total Short-Term Instruments (Cost $31,575)		31,575

Total Investments in Affiliates (Cost $31,575)		31,575

Total Investments 99.6% (Cost $2,912,166)		$2,846,124
Financial Derivative Instruments (g) 0.0% (Cost or Premiums, net $0)		349
Other Assets and Liabilities, net 0.4%		11,672

Net Assets 100.0%		$2,858,145

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Institutional Class Shares of each Fund.

(e)	Securities with an aggregate market value of $30,954 were out on loan in exchange for $31,575 of cash collateral as of March 31, 2015. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5(d) in the Notes to Financial Statements.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	0.200%	03/31/2015	04/01/2015	$22,000	U.S. Treasury Bonds 3.375% due 05/15/2044	$(22,487)	$22,000	$22,000
SSB	0.000%	03/31/2015	04/01/2015	12,795	Freddie Mac 2.080% due 10/17/2022	(13,052)	12,795	12,795

Total Repurchase Agreements						$(35,539)	$34,795	$34,795

(1)	Includes accrued interest.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-20 5-Year Index	5.000%	06/20/2018	$10,864	$975	$499	$12	$0
CDX.HY-21 5-Year Index	5.000%	12/20/2018	23,377	2,075	442	20	0
CDX.HY-23 5-Year Index	5.000%	12/20/2019	241,472	20,159	4,198	279	0
CDX.HY-24 5-Year Index	5.000%	06/20/2020	147,500	10,721	368	76	(38)

				$33,930	$5,507	$387	$(38)

Total Swap Agreements				$33,930	$5,507	$387	$(38)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Securities with an aggregate market value of $14,740 and cash of $4,008 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$595,234	$0	$595,234
Industrials	0	1,851,884	0	1,851,884
Utilities	0	259,775	816	260,591
U.S. Government Agencies	0	32,261	0	32,261
U.S. Treasury Obligations	0	25,458	0	25,458
Short-Term Instruments
Repurchase Agreements	0	34,795	0	34,795
U.S. Treasury Bills	0	14,326	0	14,326
	$0	$2,813,733	$816	$2,814,549

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	31,575	0	0	31,575

Total Investments	$31,575	$2,813,733	$816	$2,846,124

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$387	$0	$387

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(38)	$0	$(38)

Totals	$31,575	$2,814,082	$816	$2,846,473

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3%
CORPORATE BONDS & NOTES 99.0%
BANKING & FINANCE 38.1%
American Express Co.
2.650% due 12/02/2022	$250	$249
American Honda Finance Corp.
2.600% due 09/20/2016	380	390
American International Group, Inc.
5.850% due 01/16/2018	2,950	3,298
American Tower Corp.
4.500% due 01/15/2018	445	477
Banco do Brasil S.A.
6.000% due 01/22/2020	325	348
Banco Santander Brasil S.A.
4.625% due 02/13/2017	925	957
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022	375	383
Bank of America Corp.
3.875% due 03/22/2017	250	262
4.000% due 04/01/2024	4,050	4,315
6.875% due 04/25/2018	250	286
7.750% due 05/14/2038	400	578
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.350% due 02/23/2017	2,225	2,266
Barclays Bank PLC
3.750% due 05/15/2024	1,075	1,133
6.050% due 12/04/2017	400	441
BB&T Corp.
2.450% due 01/15/2020	2,650	2,698
Bear Stearns Cos. LLC
5.300% due 10/30/2015	275	282
Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	300	394
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros
5.500% due 07/16/2020	500	538
BNP Paribas S.A.
5.000% due 01/15/2021	2,650	3,008
Boston Properties LP
3.800% due 02/01/2024	700	737
BPCE S.A.
4.500% due 03/15/2025	1,000	1,020
Capital One Financial Corp.
4.750% due 07/15/2021	1,950	2,189
Charles Schwab Corp.
3.000% due 03/10/2025	300	304
Citigroup, Inc.
3.750% due 06/16/2024	1,000	1,049
4.000% due 08/05/2024	2,575	2,647
5.375% due 08/09/2020	10	11
5.500% due 02/15/2017	75	80
CME Group, Inc.
3.000% due 09/15/2022	425	441
3.000% due 03/15/2025	400	405
Compass Bank
6.400% due 10/01/2017	975	1,063
Credit Suisse
3.000% due 10/29/2021	1,175	1,198
Duke Realty LP
3.875% due 10/15/2022	250	262
Essex Portfolio LP
3.250% due 05/01/2023	1,375	1,376
Ford Motor Credit Co. LLC
2.375% due 03/12/2019	2,950	2,987
5.875% due 08/02/2021	800	943
General Electric Capital Corp.
3.100% due 01/09/2023	75	77
5.500% due 01/08/2020	3,060	3,547
6.875% due 01/10/2039	1,500	2,165
Goldman Sachs Group, Inc.
2.375% due 01/22/2018	1,075	1,097
2.550% due 10/23/2019	3,200	3,249
3.500% due 01/23/2025	500	511
6.750% due 10/01/2037	600	789

Hospitality Properties Trust
5.000% due 08/15/2022	975	1,039
HSBC USA, Inc.
2.375% due 11/13/2019	3,925	3,962
ING Bank NV
2.500% due 10/01/2019	925	941
4.000% due 03/15/2016	1,150	1,182
Intercontinental Exchange, Inc.
2.500% due 10/15/2018	375	387
Intesa Sanpaolo SpA
2.375% due 01/13/2017	2,650	2,682
3.125% due 01/15/2016	50	51
Itau Unibanco Holding S.A.
5.650% due 03/19/2022	1,725	1,738
John Deere Capital Corp.
3.900% due 07/12/2021	275	302
JPMorgan Chase & Co.
3.625% due 05/13/2024	1,375	1,431
4.850% due 02/01/2044	1,675	1,916
5.400% due 01/06/2042	300	361
JPMorgan Chase Bank N.A.
5.875% due 06/13/2016	55	58
Kilroy Realty LP
3.800% due 01/15/2023	900	923
Lazard Group LLC
3.750% due 02/13/2025	1,000	988
LeasePlan Corp. NV
3.000% due 10/23/2017	425	437
Lloyds Bank PLC
5.800% due 01/13/2020	400	467
Macquarie Bank Ltd.
6.625% due 04/07/2021	230	272
MetLife Capital Trust
9.250% due 04/08/2068	575	859
MetLife, Inc.
5.875% due 02/06/2041	85	111
Moody’s Corp.
4.875% due 02/15/2024	500	558
5.500% due 09/01/2020	300	343
Morgan Stanley
4.350% due 09/08/2026	2,000	2,099
7.300% due 05/13/2019	505	605
MUFG Capital Finance Ltd.
6.346% due 07/25/2016 (a)	575	607
National City Corp.
6.875% due 05/15/2019	2,175	2,569
PNC Bank N.A.
3.800% due 07/25/2023	525	558
Prudential Financial, Inc.
4.750% due 09/17/2015	2,157	2,196
Rabobank Group
3.875% due 02/08/2022	325	350
5.250% due 05/24/2041	2,185	2,665
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022	575	538
Sumitomo Life Insurance Co.
6.500% due 09/20/2073	575	674
Sumitomo Mitsui Banking Corp.
3.200% due 07/18/2022	1,950	2,001
Synchrony Financial
2.700% due 02/03/2020	250	251
Tanger Properties LP
3.750% due 12/01/2024	975	1,002
U.S. Bancorp
2.950% due 07/15/2022	400	408
Ventas Realty LP
4.000% due 04/30/2019	250	267
WEA Finance LLC
3.750% due 09/17/2024	975	1,010
Wells Fargo & Co.
1.400% due 09/08/2017	3,150	3,164
3.300% due 09/09/2024	1,675	1,732
4.125% due 08/15/2023	75	80
Weyerhaeuser Co.
7.375% due 03/15/2032	1,275	1,718
WR Berkley Corp.
4.625% due 03/15/2022	450	490

		96,442

INDUSTRIALS 44.3%
21st Century Fox America, Inc.
6.400% due 12/15/2035	100	132

Abbott Laboratories
2.550% due 03/15/2022	250	251
AbbVie, Inc.
2.900% due 11/06/2022	1,575	1,568
Actavis Funding SCS
3.800% due 03/15/2025	500	517
Altria Group, Inc.
2.950% due 05/02/2023	2,193	2,188
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	1,955	2,443
Amgen, Inc.
3.450% due 10/01/2020	570	602
3.625% due 05/22/2024	2,300	2,423
Anadarko Petroleum Corp.
3.450% due 07/15/2024	1,600	1,617
6.375% due 09/15/2017	275	306
Anglo American Capital PLC
2.625% due 09/27/2017	25	25
Anheuser-Busch Cos. LLC
5.500% due 01/15/2018	475	529
Anheuser-Busch InBev Worldwide, Inc.
7.750% due 01/15/2019	675	817
Anthem, Inc.
3.500% due 08/15/2024	1,100	1,132
Apple, Inc.
2.500% due 02/09/2025	500	490
3.450% due 05/06/2024	375	398
Aviation Capital Group Corp.
3.875% due 09/27/2016	975	996
Barrick PD Australia Finance Pty. Ltd.
4.950% due 01/15/2020	1,100	1,190
Becton Dickinson and Co.
2.675% due 12/15/2019	2,475	2,535
BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	1,775	2,092
BorgWarner, Inc.
3.375% due 03/15/2025	200	206
Boston Scientific Corp.
2.650% due 10/01/2018	2,375	2,403
Bunge Ltd. Finance Corp.
4.100% due 03/15/2016	675	692
Burlington Northern Santa Fe LLC
5.400% due 06/01/2041	1,115	1,346
Caterpillar, Inc.
3.803% due 08/15/2042	1,103	1,124
Cenovus Energy, Inc.
6.750% due 11/15/2039	260	312
China Resources Gas Group Ltd.
4.500% due 04/05/2022	700	747
Cigna Corp.
5.375% due 02/15/2042	575	715
CNOOC Finance Ltd.
3.875% due 05/02/2022	550	574
CNPC General Capital Ltd.
1.450% due 04/16/2016	675	675
Coca-Cola Co.
1.650% due 03/14/2018	250	254
Coca-Cola Enterprises, Inc.
2.000% due 08/19/2016	330	335
Comcast Corp.
3.125% due 07/15/2022	2,075	2,153
3.600% due 03/01/2024	2,300	2,471
ConAgra Foods, Inc.
2.100% due 03/15/2018	230	231
ConocoPhillips Co.
2.875% due 11/15/2021	1,000	1,026
Continental Resources, Inc.
4.500% due 04/15/2023	300	292
4.900% due 06/01/2044	675	598
Corning, Inc.
5.750% due 08/15/2040	285	347
Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	225	222
CSX Corp.
6.220% due 04/30/2040	375	510
CVS Health Corp.
3.375% due 08/12/2024	1,155	1,200
DIRECTV Holdings LLC
3.125% due 02/15/2016	400	408
Discovery Communications LLC
5.050% due 06/01/2020	250	279
Dominion Gas Holdings LLC
3.600% due 12/15/2024	950	998

Dow Chemical Co.
5.250% due 11/15/2041	750	847
Eli Lilly & Co.
2.750% due 06/01/2025	500	503
Encana Corp.
5.150% due 11/15/2041	30	31
Energy Transfer Partners LP
3.600% due 02/01/2023	2,000	1,985
4.650% due 06/01/2021	100	107
Ensco PLC
4.700% due 03/15/2021	615	622
Enterprise Products Operating LLC
3.750% due 02/15/2025	1,300	1,347
4.850% due 03/15/2044	500	541
Exxon Mobil Corp.
3.176% due 03/15/2024	1,100	1,160
Forest Laboratories, Inc.
4.375% due 02/01/2019	2,575	2,761
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	75	69
Gilead Sciences, Inc.
3.500% due 02/01/2025	1,000	1,058
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/2023	225	227
Glencore Finance Canada Ltd.
4.250% due 10/25/2022	1,425	1,467
GTL Trade Finance, Inc.
5.893% due 04/29/2024	1,000	969
Hewlett-Packard Co.
2.125% due 09/13/2015	160	161
2.750% due 01/14/2019	500	513
Home Depot, Inc.
5.400% due 03/01/2016	330	345
Hutchison Whampoa International Ltd.
7.450% due 11/24/2033	575	839
International Business Machines Corp.
4.000% due 06/20/2042	92	93
5.600% due 11/30/2039	29	36
KazMunayGas National Co. JSC
7.000% due 05/05/2020	1,125	1,148
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022	1,075	1,094
5.300% due 09/15/2020	635	700
Kinder Morgan, Inc.
3.050% due 12/01/2019	200	202
5.550% due 06/01/2045	1,000	1,058
Kraft Foods Group, Inc.
6.125% due 08/23/2018	2,425	2,755
Kroger Co.
6.150% due 01/15/2020	275	322
L-3 Communications Corp.
4.750% due 07/15/2020	705	769
Lowe’s Cos., Inc.
4.650% due 04/15/2042	1,500	1,726
Marriott International, Inc.
6.200% due 06/15/2016	100	106
Medtronic, Inc.
3.150% due 03/15/2022	1,000	1,039
3.500% due 03/15/2025	2,650	2,776
4.450% due 03/15/2020	250	278
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	160	182
Microsoft Corp.
2.700% due 02/12/2025	1,000	1,006
Mondelez International, Inc.
2.250% due 02/01/2019	1,800	1,822
Mylan, Inc.
3.125% due 01/15/2023	100	99
Noble Holding International Ltd.
4.900% due 08/01/2020	100	97
Novartis Capital Corp.
2.900% due 04/24/2015	160	160
ONEOK Partners LP
3.200% due 09/15/2018	1,975	2,000
5.000% due 09/15/2023	250	262
Oracle Corp.
2.800% due 07/08/2021	3,350	3,473
PepsiCo, Inc.
5.500% due 01/15/2040	475	596
Pfizer, Inc.
6.200% due 03/15/2019	2,021	2,367
Philip Morris International, Inc.
3.600% due 11/15/2023	950	1,007
5.650% due 05/16/2018	400	452

Pioneer Natural Resources Co.
6.875% due 05/01/2018	200	227
Republic Services, Inc.
5.250% due 11/15/2021	295	339
Rio Tinto Finance USA Ltd.
3.750% due 09/20/2021	375	396
Roche Holdings, Inc.
6.000% due 03/01/2019	442	512
Rogers Communications, Inc.
6.800% due 08/15/2018	1,680	1,950
SABMiller Holdings, Inc.
3.750% due 01/15/2022	1,975	2,081
Southern Copper Corp.
6.750% due 04/16/2040	900	969
Target Corp.
3.875% due 07/15/2020	250	275
Teck Resources Ltd.
4.750% due 01/15/2022	900	908
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015	200	200
5.462% due 02/16/2021	125	143
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	100	102
Time Warner Cable, Inc.
5.000% due 02/01/2020	1,525	1,704
Time Warner, Inc.
3.400% due 06/15/2022	575	593
3.550% due 06/01/2024	2,275	2,361
Total Capital S.A.
3.000% due 06/24/2015	1,900	1,911
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	215	228
Transocean, Inc.
6.500% due 11/15/2020	180	151
Union Pacific Corp.
4.750% due 09/15/2041	1,275	1,492
United Technologies Corp.
3.100% due 06/01/2022	1,875	1,953
UnitedHealth Group, Inc.
6.875% due 02/15/2038	465	672
Vale Overseas Ltd.
6.875% due 11/21/2036	815	792
Viacom, Inc.
4.250% due 09/01/2023	1,275	1,349
Wal-Mart Stores, Inc.
2.250% due 07/08/2015	100	101
6.200% due 04/15/2038	2,062	2,818
Weatherford International Ltd.
5.125% due 09/15/2020	805	785
Whirlpool Corp.
3.700% due 03/01/2023	250	258
5.150% due 03/01/2043	300	342
Williams Partners LP
5.400% due 03/04/2044	693	698
Zimmer Holdings, Inc.
3.550% due 04/01/2025	500	511

		112,367

UTILITIES 16.6%
American Water Capital Corp.
3.850% due 03/01/2024	600	648
Appalachian Power Co.
7.000% due 04/01/2038	750	1,073
AT&T, Inc.
2.500% due 08/15/2015	73	73
4.800% due 06/15/2044	2,200	2,266
Atmos Energy Corp.
4.150% due 01/15/2043	750	804
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	465	609
BG Energy Capital PLC
5.125% due 10/15/2041	115	131
BP Capital Markets PLC
2.237% due 05/10/2019	1,725	1,745
4.500% due 10/01/2020	275	305
Consumers Energy Co.
3.125% due 08/31/2024	1,000	1,035
Dominion Resources, Inc.
4.450% due 03/15/2021	120	133
DTE Electric Co.
3.650% due 03/15/2024	700	756
Duke Energy Corp.
3.950% due 10/15/2023	400	437

Duke Energy Ohio, Inc.
3.800% due 09/01/2023	635	690
E.ON International Finance BV
5.800% due 04/30/2018	45	50
Electricite de France S.A.
4.600% due 01/27/2020	375	419
4.875% due 01/22/2044	1,000	1,138
Entergy Corp.
5.125% due 09/15/2020	300	334
Exelon Generation Co. LLC
6.200% due 10/01/2017	100	111
FirstEnergy Corp.
7.375% due 11/15/2031	910	1,159
Florida Power & Light Co.
4.125% due 02/01/2042	100	111
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028	475	398
5.092% due 11/29/2015	455	457
Kentucky Utilities Co.
5.125% due 11/01/2040	100	125
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	625	640
MidAmerican Energy Co.
3.500% due 10/15/2024	2,950	3,154
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016	1,000	1,010
Pacific Gas & Electric Co.
3.500% due 10/01/2020	305	322
4.750% due 02/15/2044	1,675	1,939
5.800% due 03/01/2037	255	325
Pennsylvania Electric Co.
5.200% due 04/01/2020	70	78
Petrobras Global Finance BV
5.750% due 01/20/2020	575	536
6.250% due 03/17/2024	1,025	969
6.875% due 01/20/2040	670	612
Petroleos Mexicanos
4.250% due 01/15/2025	575	584
4.875% due 01/24/2022	325	346
5.750% due 03/01/2018	170	187
6.375% due 01/23/2045	625	700
Plains All American Pipeline LP
5.150% due 06/01/2042	675	718
Rosneft Finance S.A.
7.500% due 07/18/2016	850	868
Sempra Energy
2.300% due 04/01/2017	225	230
Shell International Finance BV
4.375% due 03/25/2020	230	257
6.375% due 12/15/2038	950	1,320
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024	600	653
Southern California Gas Co.
3.150% due 09/15/2024	1,200	1,250
Southern Power Co.
5.150% due 09/15/2041	1,665	1,960
Southwestern Public Service Co.
6.000% due 10/01/2036	1,210	1,586
Verizon Communications, Inc.
2.625% due 02/21/2020	2,132	2,173
3.000% due 11/01/2021	575	587
4.400% due 11/01/2034	1,675	1,712
4.522% due 09/15/2048	64	64
4.862% due 08/21/2046	598	628
5.012% due 08/21/2054	1,050	1,094
Vodafone Group PLC
2.500% due 09/26/2022	510	494

		42,003

Total Corporate Bonds & Notes (Cost $246,468)		250,812

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.2%		499

U.S. TREASURY BILLS 0.1%
0.030% due 06/25/2015	400	400

Total Short-Term Instruments (Cost $899)		899

Total Investments in Securities (Cost $247,367)		251,711

Total Investments 99.3% (Cost $247,367)		$251,711
Other Assets and Liabilities, net 0.7%		1,688

Net Assets 100.0%		$253,399

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$499	Freddie Mac 2.080% due 10/17/2022	$(513)	$499	$499

Total Repurchase Agreements						$(513)	$499	$499

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$96,442	$0	$96,442
Industrials	0	112,367	0	112,367
Utilities	0	42,003	0	42,003
Short-Term Instruments
Repurchase Agreements	0	499	0	499
U.S. Treasury Bills	0	400	0	400

Total Investments	$0	$251,711	$0	$251,711

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Active Exchange-Traded Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.6%
BANK LOAN OBLIGATIONS 3.3%
Amaya Holdings BV
5.000% due 08/01/2021		$299	$296
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021		87	87
Charter Communications Operating LLC
3.000% due 07/01/2020		99	99
CSC Holdings, Inc.
2.678% due 04/17/2020		100	99
Dell, Inc.
4.500% due 04/29/2020		199	201
Energy Future Intermediate Holding Co. LLC
TBD% due 06/19/2016		300	302
Gardner Denver, Inc.
4.250% due 07/30/2020		199	189
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		194	195
Las Vegas Sands LLC
3.250% due 12/18/2020		100	100

Total Bank Loan Obligations (Cost $1,558)			1,568

CORPORATE BONDS & NOTES 71.0%
BANKING & FINANCE 27.4%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		150	151
4.500% due 05/15/2021		150	156
Ally Financial, Inc.
4.125% due 03/30/2020		200	199
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (b)		200	218
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (b)	EUR	200	251
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		$1,400	1,430
Bank of America Corp.
3.300% due 01/11/2023		500	507
6.100% due 03/17/2025 (b)		200	203
Barclays Bank PLC
7.625% due 11/21/2022		200	234
7.750% due 04/10/2023		400	444
Barclays PLC
8.250% due 12/15/2018 (b)		400	429
BPCE S.A.
4.625% due 07/11/2024		200	206
CIT Group, Inc.
6.625% due 04/01/2018		400	430
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	150	240
Credit Agricole S.A.
7.875% due 01/23/2024 (b)		$200	212
8.125% due 09/19/2033		200	228
Credit Suisse AG
6.500% due 08/08/2023		400	458
Crown Castle International Corp.
5.250% due 01/15/2023		200	211
Denali Borrower LLC
5.625% due 10/15/2020		200	212
EDC Finance Ltd.
4.875% due 04/17/2020		500	419
Heta Asset Resolution AG
4.250% due 10/31/2016 ^	EUR	200	127
4.375% due 01/24/2017 ^		100	63
HSBC Finance Corp.
6.676% due 01/15/2021		$1,000	1,189
HUB International Ltd.
7.875% due 10/01/2021		200	206
Intesa Sanpaolo SpA
6.500% due 02/24/2021		300	357
iStar Financial, Inc.
5.000% due 07/01/2019		100	100
KBC Bank NV
8.000% due 01/25/2023		200	225
LBG Capital PLC
15.000% due 12/21/2019	GBP	200	419

Navient Corp.
8.450% due 06/15/2018		$800	890
Novo Banco S.A.
5.000% due 05/14/2019	EUR	200	222
7.000% due 03/04/2016		100	110
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		$100	104
7.250% due 12/15/2021		100	104
Rabobank Group
8.400% due 06/29/2017 (b)		550	611
Rio Oil Finance Trust
6.250% due 07/06/2024		300	274
UBS AG
7.625% due 08/17/2022		250	304
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	500	807

			12,950

INDUSTRIALS 24.8%
Activision Blizzard, Inc.
6.125% due 09/15/2023		$200	218
ADT Corp.
4.875% due 07/15/2042		140	113
California Resources Corp.
5.000% due 01/15/2020		100	91
5.500% due 09/15/2021		100	90
6.000% due 11/15/2024		100	88
Cemex S.A.B. de C.V.
4.375% due 03/05/2023	EUR	100	108
6.500% due 12/10/2019		$100	106
CNOOC Finance Ltd.
3.875% due 05/02/2022		400	418
Columbus International, Inc.
7.375% due 03/30/2021		400	422
Community Health Systems, Inc.
6.875% due 02/01/2022		800	855
CONSOL Energy, Inc.
5.875% due 04/15/2022		100	91
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		473	496
DISH DBS Corp.
7.875% due 09/01/2019		800	896
Ecopetrol S.A.
5.875% due 09/18/2023		100	108
7.625% due 07/23/2019		800	943
Endo Finance LLC
5.375% due 01/15/2023		100	100
ENTEL Chile S.A.
4.875% due 10/30/2024		400	419
Fiat Chrysler Finance Europe
7.750% due 10/17/2016	EUR	200	235
GTL Trade Finance, Inc.
5.893% due 04/29/2024		$500	484
HCA, Inc.
6.500% due 02/15/2020		900	1,016
KazMunayGas National Co. JSC
9.125% due 07/02/2018		100	109
MCE Finance Ltd.
5.000% due 02/15/2021		200	188
Medtronic, Inc.
3.500% due 03/15/2025		100	105
Numericable SFR S.A.S.
6.250% due 05/15/2024		300	304
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		2,200	687
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		200	200
5.750% due 05/15/2024		350	353
Schaeffler Holding Finance BV
5.750% due 11/15/2021 (a)	EUR	100	116
6.750% due 11/15/2022 (a)		$200	217
Sibur Securities Ltd.
3.914% due 01/31/2018		200	183
T-Mobile USA, Inc.
6.250% due 04/01/2021		100	104
Tenet Healthcare Corp.
5.000% due 03/01/2019		200	199
Tesoro Logistics LP
6.125% due 10/15/2021		200	207
Tullow Oil PLC
6.000% due 11/01/2020		400	350
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		200	199
VRX Escrow Corp.
5.375% due 03/15/2020		300	304

VWR Funding, Inc.
4.625% due 04/15/2022	EUR	100	106
Whiting Petroleum Corp.
5.000% due 03/15/2019		$100	99
Wind Acquisition Finance S.A.
7.375% due 04/23/2021		200	208
Zhaikmunai LLP
7.125% due 11/13/2019		200	173

			11,708

UTILITIES 18.8%
BG Energy Capital PLC
6.500% due 11/30/2072		200	214
CenturyLink, Inc.
5.625% due 04/01/2020		200	211
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		200	213
Electricite de France S.A.
5.250% due 01/29/2023 (b)		300	314
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		400	389
8.146% due 04/11/2018		400	420
Koninklijke KPN NV
6.125% due 09/14/2018 (b)	EUR	100	118
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		$300	238
6.604% due 02/03/2021		300	282
Petrobras Global Finance BV
3.151% due 03/17/2020		100	87
5.375% due 01/27/2021		500	456
6.250% due 03/17/2024		200	189
7.250% due 03/17/2044		500	472
Petroleos Mexicanos
4.875% due 01/24/2022		900	957
6.375% due 01/23/2045		300	336
Rosneft Finance S.A.
6.625% due 03/20/2017		100	100
7.500% due 07/18/2016		400	409
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		200	218
Sprint Capital Corp.
8.750% due 03/15/2032		1,200	1,248
SSE PLC
5.625% due 10/01/2017 (b)	EUR	100	117
5.625% due 10/01/2017 (b)		$200	212
Verizon Communications, Inc.
4.672% due 03/15/2055		1,182	1,163
6.550% due 09/15/2043		122	159
VimpelCom Holdings BV
5.950% due 02/13/2023		400	348

			8,870

Total Corporate Bonds & Notes (Cost $34,475)			33,528

MUNICIPAL BONDS & NOTES 3.1%
IOWA 0.4%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		200	200

NEW JERSEY 0.3%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041		200	154

OHIO 1.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047		400	329
6.000% due 06/01/2042		100	83
6.500% due 06/01/2047		400	356

			768

TEXAS 0.8%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		350	352

Total Municipal Bonds & Notes (Cost $1,448)			1,474

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Notes
0.104% due 04/30/2016		200	200

Total U.S. Treasury Obligations (Cost $200)			200

MORTGAGE-BACKED SECURITIES 1.1%
Countrywide Alternative Loan Trust
0.354% due 04/25/2046		277	240
Lehman Mortgage Trust
6.000% due 07/25/2036 ^		355	290

Total Mortgage-Backed Securities (Cost $526)			530

ASSET-BACKED SECURITIES 2.5%
Accredited Mortgage Loan Trust
0.434% due 09/25/2036		400	337
Asset-Backed Funding Certificates Trust
0.394% due 01/25/2037		165	104
Bear Stearns Asset-Backed Securities Trust
1.124% due 10/25/2037		111	91
Countrywide Asset-Backed Certificates
0.354% due 11/25/2047		47	37
0.434% due 11/25/2037		100	62
0.534% due 02/25/2036		145	136
Countrywide Asset-Backed Certificates Trust
0.754% due 11/25/2035		100	90
JPMorgan Mortgage Acquisition Trust
0.414% due 08/25/2036		100	82
Residential Asset Securities Corp. Trust
0.574% due 02/25/2036		300	241

Total Asset-Backed Securities (Cost $1,163)			1,180

SOVEREIGN ISSUES 12.4%
Brazil Government International Bond
4.875% due 01/22/2021		1,400	1,477
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	600	167
Hellenic Republic Government Bond
3.000% due 02/24/2023	EUR	10	6
3.000% due 02/24/2024		10	6
3.000% due 02/24/2025		10	6
3.000% due 02/24/2026		10	6
3.000% due 02/24/2027		10	6
3.000% due 02/24/2028		110	59
3.000% due 02/24/2029		10	5
3.000% due 02/24/2030		110	58
3.000% due 02/24/2031		10	5
3.000% due 02/24/2032		10	5
3.000% due 02/24/2033		10	5
3.000% due 02/24/2034		10	5
3.000% due 02/24/2035		10	5
3.000% due 02/24/2036		210	109
3.000% due 02/24/2037		110	57
3.000% due 02/24/2038		10	5
3.000% due 02/24/2039		10	5
3.000% due 02/24/2040		10	5
3.000% due 02/24/2041		10	5
3.000% due 02/24/2042		10	5
Indonesia Government International Bond
8.500% due 10/12/2035		$1,000	1,451
Mexico Government International Bond
3.625% due 03/15/2022		400	416
4.750% due 03/08/2044		500	528
Morocco Government International Bond
4.500% due 10/05/2020	EUR	100	122
Panama Government International Bond
6.700% due 01/26/2036		$100	132
Poland Government International Bond
5.000% due 03/23/2022		600	691
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	4,000	22
South Africa Government International Bond
3.750% due 07/24/2026	EUR	200	235
Turkey Government International Bond
5.750% due 03/22/2024		$200	224

Total Sovereign Issues (Cost $5,867)			5,833

		SHARES
PREFERRED SECURITIES 0.0%
UTILITIES 0.0%
Entergy Texas, Inc.
5.625% due 06/01/2064		100	2

Total Preferred Securities (Cost $2)			2

SHORT-TERM INSTRUMENTS 4.8%
REPURCHASE AGREEMENTS (c) 0.5%		244

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 4.3%
Federal Home Loan Bank
0.055% due 05/01/2015	$200	200
0.058% due 05/01/2015	400	400
0.062% due 04/29/2015	100	100
0.065% due 05/27/2015	100	100
0.070% due 05/21/2015	400	400
0.072% due 05/22/2015	400	400
Freddie Mac
0.130% due 06/09/2015	400	400

		2,000

Total Short-Term Instruments (Cost $2,244)		2,244

Total Investments in Securities (Cost $47,483)		46,559

Total Investments 98.6% (Cost $47,483)		$46,559
Financial Derivative Instruments (d)(e) 0.9% (Cost or Premiums, net ($41))		410
Other Assets and Liabilities, net 0.5%		240

Net Assets 100.0%		$47,209

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$244	Fannie Mae 2.200% due 10/17/2022	$(250)	$244	$244

Total Repurchase Agreements						$(250)	$244	$244

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 10-Year Note June Futures	Long	06/2015	21	$33	$7	$0

Total Futures Contracts				$33	$7	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	1.000%	12/17/2016	$13,500	$(105)	$(36)	$0	$(4)
Pay	3-Month USD-LIBOR	3.500%	12/17/2044	1,100	281	(17)	1	0

					$176	$(53)	$1	$(4)

Total Swap Agreements					$176	$(53)	$1	$(4)

Cash of $159 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2015	JPY	140,300		$1,175	$5	$0
	04/2015		$1,174	JPY	140,300	0	(4)
	05/2015	JPY	140,300		$1,174	4	0
BPS	05/2015	EUR	172		195	10	0
CBK	04/2015	BRL	2,943		952	34	(4)
	04/2015		$907	BRL	2,943	18	(4)
	05/2015	EUR	3,404		$3,866	203	0
DUB	04/2015		$298	INR	18,594	1	0
	07/2015	BRL	573		$211	37	0
FBF	04/2015		113		35	0	0
	04/2015		$36	BRL	113	0	0
	05/2015	BRL	113		$35	0	0
MSB	04/2015		2,697		938	93	0
	04/2015	GBP	878		1,324	21	0
	04/2015		$841	BRL	2,697	4	0
	05/2015	EUR	216		$239	7	0
SCX	05/2015		235		267	14	0
	06/2015	INR	18,488		293	0	0
UAG	04/2015		18,594		297	0	(2)
	05/2015	EUR	100		111	4	0
	06/2015		$293	INR	18,594	2	0

Total Forward Foreign Currency Contracts						$457	$(14)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	04/15/2015	$200	$0	$0
BRC	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	04/15/2015	300	(1)	0

						$(1)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.550%	09/17/2015	$2,100	$(16)	$(15)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.050%	09/17/2015	2,100	(12)	(12)

							$(28)	$(27)

Total Written Options							$(29)	$(27)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at March 31, 2015 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	Brazil Government International Bond	(1.000%	)	12/20/2019	2.676%	$300	$19	$3	$22	$0
BRC	Brazil Government International Bond	(1.000%	)	12/20/2019	2.676%	300	19	3	22	0

							$38	$6	$44	$0

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Turkey Government International Bond	1.000%	03/20/2020	2.097%	$1,000	$(47)	$(4)	$0	$(51)
HUS	Colombia Government International Bond	1.000%	03/20/2020	1.542%	100	(3)	0	0	(3)

						$(50)	$(4)	$0	$(54)

Total Swap Agreements						$(12)	$2	$44	$(54)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,568	$0	$1,568
Corporate Bonds & Notes
Banking & Finance	0	12,950	0	12,950
Industrials	0	11,212	496	11,708
Utilities	0	8,870	0	8,870
Municipal Bonds & Notes
Iowa	0	200	0	200
New Jersey	0	154	0	154
Ohio	0	768	0	768
Texas	0	352	0	352
U.S. Treasury Obligations	0	200	0	200
Mortgage-Backed Securities	0	530	0	530
Asset-Backed Securities	0	1,180	0	1,180
Sovereign Issues	0	5,833	0	5,833
Preferred Securities
Utilities	2	0	0	2
Short-Term Instruments
Repurchase Agreements	0	244	0	244
Short-Term Notes	0	2,000	0	2,000

Total Investments	$2	$46,061	$496	$46,559

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	1	0	8
Over the counter	0	501	0	501
	$7	$502	$0	$509

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4)	0	(4)
Over the counter	0	(95)	0	(95)

	$0	$(99)	$0	$(99)

Totals	$9	$46,464	$496	$46,969

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2015:

Category and Subcategory	Beginning Balance at 01/22/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$496	$0	$ (13)	$0	$0	$13	$0	$0	$496	$13

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$496	Third Party Vendor	Broker Quote	104.75

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Short Maturity Exchange-Traded Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.5%
CORPORATE BONDS & NOTES 73.6%
BANKING & FINANCE 34.3%
1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015	$980	$985
American Express Credit Corp.
0.747% due 08/15/2019	36,700	36,581
Banco Bradesco S.A.
4.500% due 01/12/2017	6,000	6,180
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.750% due 01/18/2017	4,500	4,806
Banco Santander Brasil S.A.
4.250% due 01/14/2016	4,600	4,669
4.500% due 04/06/2015	5,100	5,100
4.625% due 02/13/2017	8,400	8,694
Banco Santander Chile
1.152% due 04/11/2017	15,100	15,062
1.857% due 01/19/2016	3,250	3,274
2.139% due 06/07/2018	2,000	2,041
3.750% due 09/22/2015	1,900	1,922
Bank of America Corp.
0.872% due 08/25/2017	32,000	32,024
1.293% due 01/15/2019	13,783	13,985
1.500% due 10/09/2015	5,000	5,022
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.675% due 03/10/2017	8,700	8,697
0.815% due 03/05/2018	9,500	9,520
0.874% due 09/09/2016	2,000	2,005
Banque Federative du Credit Mutuel S.A.
1.106% due 10/28/2016	4,000	4,031
1.107% due 01/20/2017	7,900	7,961
BB&T Corp.
0.950% due 01/15/2020	10,000	10,041
BBVA Banco Continental S.A.
2.250% due 07/29/2016	1,400	1,411
BBVA Bancomer S.A.
4.500% due 03/10/2016	8,900	9,190
BPCE S.A.
0.826% due 11/18/2016	6,300	6,314
0.875% due 06/23/2017	5,000	5,010
0.901% due 06/17/2017	36,500	36,564
Cantor Fitzgerald LP
6.375% due 06/26/2015	19,119	19,336
Citigroup, Inc.
4.750% due 05/19/2015	510	513
Corp. Andina de Fomento
0.803% due 01/29/2018	2,800	2,815
3.750% due 01/15/2016	3,595	3,686
Credit Agricole S.A.
0.813% due 06/12/2017	2,000	1,999
1.053% due 04/15/2019	18,550	18,702
1.121% due 10/03/2016	5,400	5,434
Credit Suisse
0.943% due 01/29/2018	29,200	29,317
Danske Bank A/S
3.875% due 04/14/2016	10,000	10,296
DBS Group Holdings Ltd.
0.754% due 07/16/2019	17,200	17,211
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
0.121% due 03/20/2017	4,100	4,007
Ford Motor Credit Co. LLC
0.784% due 09/08/2017	9,800	9,750
1.098% due 03/12/2019	14,700	14,668
1.182% due 11/04/2019	830	832
1.192% due 01/09/2018	32,900	33,012
1.500% due 01/17/2017	1,300	1,303
4.207% due 04/15/2016	4,000	4,115
General Electric Capital Corp.
0.872% due 01/09/2020	31,000	31,210
General Motors Financial Co., Inc.
1.812% due 01/15/2020	22,100	22,166
2.625% due 07/10/2017	10,000	10,104
2.750% due 05/15/2016	3,100	3,140
3.000% due 09/25/2017	1,800	1,835
Goldman Sachs Group, Inc.
0.886% due 06/04/2017 (c)	61,000	61,025

1.357% due 11/15/2018	6,000	6,071
1.417% due 04/23/2020	13,620	13,810
1.455% due 04/30/2018	11,982	12,157
Hana Bank
1.375% due 02/05/2016	7,900	7,917
1.381% due 11/09/2016	10,900	10,974
4.500% due 10/30/2015	125	128
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015	7,000	7,016
Health Care REIT, Inc.
6.200% due 06/01/2016	1,400	1,483
HSBC Finance Corp.
0.692% due 06/01/2016	36,354	36,311
HSBC USA, Inc.
0.715% due 03/03/2017	20,000	20,009
0.868% due 11/13/2019	2,300	2,299
HSH Nordbank AG
0.408% due 12/31/2015	27,700	27,606
Hypothekenbank Frankfurt AG
0.121% due 09/20/2017	3,200	3,145
Hyundai Capital Services, Inc.
1.070% due 03/18/2017	22,700	22,740
6.000% due 05/05/2015	11,009	11,051
Industrial Bank of Korea
3.750% due 09/29/2016	1,390	1,439
4.375% due 08/04/2015	8,475	8,585
International Lease Finance Corp.
5.750% due 05/15/2016	1,150	1,197
8.625% due 09/15/2015	2,000	2,060
Intesa Sanpaolo SpA
3.125% due 01/15/2016	5,000	5,069
IPIC GMTN Ltd.
1.750% due 11/30/2015	9,600	9,682
3.125% due 11/15/2015	9,400	9,556
Jefferies Group LLC
3.875% due 11/09/2015	4,895	4,961
JPMorgan Chase & Co.
0.772% due 03/01/2018	11,000	11,010
0.806% due 04/25/2018	14,600	14,598
JPMorgan Chase Bank N.A.
0.682% due 06/02/2017	7,500	7,504
Kilroy Realty LP
5.000% due 11/03/2015	4,781	4,884
Kookmin Bank
0.917% due 03/11/2016	8,000	8,000
1.021% due 03/14/2017	18,500	18,479
1.502% due 10/11/2016	6,400	6,465
Korea Exchange Bank
1.750% due 09/27/2015	6,130	6,151
3.125% due 06/26/2017	4,800	4,953
Landwirtschaftliche Rentenbank
0.375% due 12/05/2018	1,600	1,605
LeasePlan Corp. NV
3.000% due 10/23/2017	8,500	8,749
Loews Corp.
5.250% due 03/15/2016	15,000	15,641
Macquarie Bank Ltd.
0.721% due 06/15/2016	1,200	1,201
0.761% due 02/26/2017	5,150	5,150
1.057% due 03/24/2017	40,700	40,875
2.000% due 08/15/2016	1,275	1,290
Mizuho Bank Ltd.
0.684% due 04/16/2017	3,300	3,292
0.717% due 09/25/2017	5,100	5,093
0.909% due 03/26/2018	15,400	15,402
Morgan Stanley
4.000% due 07/24/2015	2,000	2,020
5.750% due 10/18/2016	2,000	2,134
Muenchener Hypothekenbank eG
1.125% due 07/13/2015	1,800	1,803
MUFG Americas Holdings Corp.
0.826% due 02/09/2018	9,000	9,019
MUFG Union Bank N.A.
1.019% due 09/26/2016	5,400	5,430
Navient Corp.
6.250% due 01/25/2016	1,661	1,713
ORIX Corp.
4.710% due 04/27/2015	1,250	1,253
5.000% due 01/12/2016	10,641	10,942
Prudential Covered Trust
2.997% due 09/30/2015	17,920	18,100
Qatari Diar Finance Co.
3.500% due 07/21/2015	6,500	6,560
QNB Finance Ltd.
3.125% due 11/16/2015	16,658	16,934

RCI Banque S.A.
4.600% due 04/12/2016	8,233	8,514
Regions Financial Corp.
5.750% due 06/15/2015	1,155	1,165
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015	22,286	22,456
Santander Bank N.A.
1.182% due 01/12/2018	14,700	14,714
Santander Holdings USA, Inc.
3.000% due 09/24/2015	858	865
Shinhan Bank
0.901% due 04/08/2017	30,200	30,281
Standard Chartered PLC
0.604% due 09/08/2017	15,000	14,936
Stone Street Trust
5.902% due 12/15/2015	10,145	10,459
Synchrony Financial
1.485% due 02/03/2020	12,000	12,070
Temasek Financial Ltd.
4.500% due 09/21/2015	1,000	1,018
Toyota Motor Credit Corp.
0.647% due 01/17/2019	12,500	12,512
U.S. Bancorp
0.656% due 04/25/2019	3,345	3,342
U.S. Bank N.A.
0.736% due 10/28/2019	20,000	20,076
UBS AG
0.637% due 08/14/2017	15,000	15,019
0.897% due 08/14/2019	27,000	27,190
0.969% due 03/26/2018	3,700	3,706
Ventas Realty LP
1.550% due 09/26/2016	550	554
3.125% due 11/30/2015	9,485	9,621
Wells Fargo & Co.
0.717% due 04/22/2019	20,000	20,028

		1,257,607

INDUSTRIALS 27.6%
AbbVie, Inc.
1.200% due 11/06/2015 (c)	39,750	39,813
Actavis Funding SCS
1.143% due 09/01/2016	14,730	14,771
1.348% due 03/12/2018	11,165	11,244
1.523% due 03/12/2020	9,000	9,133
Allergan, Inc.
5.750% due 04/01/2016	4,000	4,188
Altria Group, Inc.
4.125% due 09/11/2015	8,848	8,982
Amgen, Inc.
0.642% due 05/22/2017	59,000	59,028
0.862% due 05/22/2019	1,000	1,002
Anglo American Capital PLC
1.203% due 04/15/2016	2,300	2,299
Anthem, Inc.
1.250% due 09/10/2015	4,000	4,010
Asciano Finance Ltd.
3.125% due 09/23/2015	150	151
Aviation Capital Group Corp.
3.875% due 09/27/2016	1,860	1,900
BAT International Finance PLC
1.400% due 06/05/2015	10,575	10,588
Becton Dickinson and Co.
0.721% due 06/15/2016	45,300	45,369
BMW U.S. Capital LLC
0.602% due 06/02/2017	17,000	16,996
Boston Scientific Corp.
6.250% due 11/15/2015	15,900	16,398
6.400% due 06/15/2016	4,800	5,086
BSKYB Finance UK PLC
5.625% due 10/15/2015	30,500	31,267
Cameron International Corp.
1.150% due 12/15/2016	5,400	5,362
Canadian Natural Resources Ltd.
0.648% due 03/30/2016	6,000	5,993
Cheung Kong Infrastructure Finance BVI Ltd.
0.970% due 06/20/2017	8,300	8,291
Coca-Cola HBC Finance BV
5.500% due 09/17/2015	5,028	5,140
ConAgra Foods, Inc.
0.626% due 07/21/2016	29,485	29,380
1.300% due 01/25/2016	3,000	3,008
Covidien International Finance S.A.
2.800% due 06/15/2015	3,000	3,014
Cox Communications, Inc.
5.500% due 10/01/2015	2,292	2,346

CRH America, Inc.
4.125% due 01/15/2016	13,554	13,856
6.000% due 09/30/2016	8,048	8,585
Daimler Finance North America LLC
0.595% due 08/01/2017	6,150	6,142
0.615% due 03/10/2017	7,100	7,110
Devon Energy Corp.
0.721% due 12/15/2015	5,000	4,993
0.811% due 12/15/2016	10,985	10,862
Ecolab, Inc.
1.000% due 08/09/2015	2,500	2,503
EMD Finance LLC
0.619% due 03/17/2017	3,700	3,700
Enbridge, Inc.
0.712% due 06/02/2017	6,500	6,422
Enterprise Products Operating LLC
1.250% due 08/13/2015	22,165	22,199
3.200% due 02/01/2016	1,300	1,323
Experian Finance PLC
2.375% due 06/15/2017	1,500	1,516
FBG Finance Pty. Ltd.
5.125% due 06/15/2015	16,000	16,135
Georgia-Pacific LLC
7.700% due 06/15/2015	4,920	4,982
Glencore Canada Corp.
5.375% due 06/01/2015	3,450	3,472
6.000% due 10/15/2015	2,600	2,667
Glencore Finance Canada Ltd.
2.050% due 10/23/2015	7,840	7,874
Harvest Operations Corp.
2.125% due 05/14/2018	2,531	2,548
Heathrow Funding Ltd.
2.500% due 06/25/2017	18,600	18,663
Hutchison Whampoa International Ltd.
3.500% due 01/13/2017	1,450	1,501
4.625% due 09/11/2015	18,286	18,600
Hyundai Capital America
1.625% due 10/02/2015	10,860	10,909
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015	3,212	3,215
Kansas City Southern de Mexico S.A. de C.V.
0.956% due 10/28/2016	12,060	12,038
Kia Motors Corp.
3.625% due 06/14/2016	2,000	2,053
Kinder Morgan Energy Partners LP
3.500% due 03/01/2016	5,045	5,150
4.100% due 11/15/2015	4,396	4,474
Korea National Oil Corp.
2.875% due 11/09/2015	4,603	4,659
3.125% due 04/03/2017	5,000	5,151
4.000% due 10/27/2016	23,800	24,783
Kraft Foods Group, Inc.
1.625% due 06/04/2015	16,689	16,718
Kroger Co.
3.900% due 10/01/2015	7,865	7,987
Lowe’s Cos., Inc.
0.685% due 09/10/2019	6,294	6,325
Medtronic, Inc.
1.071% due 03/15/2020	13,900	14,071
Nabisco, Inc.
7.550% due 06/15/2015	2,429	2,461
Nabors Industries, Inc.
2.350% due 09/15/2016	2,750	2,743
NBCUniversal Enterprise, Inc.
0.790% due 04/15/2016	11,500	11,537
0.938% due 04/15/2018	17,885	18,030
Nissan Motor Acceptance Corp.
0.812% due 03/03/2017	2,200	2,207
0.969% due 09/26/2016	32,775	32,976
Oracle Corp.
0.761% due 10/08/2019	10,000	10,055
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016	17,046	17,729
Penske Truck Leasing Co. LP
2.500% due 03/15/2016	10,111	10,259
3.125% due 05/11/2015	14,384	14,415
Pioneer Natural Resources Co.
5.875% due 07/15/2016	13,435	14,184
Reynolds American, Inc.
1.050% due 10/30/2015	15,215	15,231
Roche Holdings, Inc.
0.613% due 09/30/2019	14,900	14,941
SABIC Capital BV
3.000% due 11/02/2015	5,100	5,172
SABMiller Holdings, Inc.
0.945% due 08/01/2018	9,685	9,721

Symantec Corp.
2.750% due 09/15/2015	13,397	13,503
Telefonica Emisiones S.A.U.
0.915% due 06/23/2017	19,400	19,362
3.729% due 04/27/2015	28,795	28,849
3.992% due 02/16/2016	5,285	5,420
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017	4,000	4,418
8.000% due 02/01/2016	3,525	3,708
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015	12,222	12,283
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	500	509
3.200% due 03/01/2016	1,250	1,276
UAL Pass-Through Trust
10.400% due 05/01/2018	925	1,010
Volkswagen Group of America Finance LLC
0.632% due 05/23/2017	9,400	9,405
0.701% due 11/20/2017	23,100	23,120
Volkswagen International Finance NV
0.696% due 11/18/2016	32,700	32,775
Volvo Treasury AB
5.950% due 04/01/2015	17,707	17,707
Walgreens Boots Alliance, Inc.
0.706% due 05/18/2016	24,600	24,644
Woolworths Ltd.
2.550% due 09/22/2015	4,200	4,237

		1,011,832

UTILITIES 11.7%
AT&T, Inc.
0.693% due 03/30/2017	16,500	16,479
BellSouth Corp.
4.182% due 04/26/2021 (c)	53,500	53,597
BP Capital Markets PLC
0.676% due 11/07/2016	4,937	4,949
0.683% due 02/13/2018	4,200	4,206
0.766% due 05/10/2018	1,892	1,892
0.796% due 05/10/2019	5,175	5,147
0.899% due 09/26/2018	40,384	40,416
British Telecommunications PLC
2.000% due 06/22/2015	7,509	7,533
Dominion Resources, Inc.
1.950% due 08/15/2016	2,445	2,475
Duke Energy Corp.
0.651% due 04/03/2017	3,000	3,008
Electricite de France S.A.
0.717% due 01/20/2017	22,300	22,346
Entergy Corp.
3.625% due 09/15/2015	8,600	8,701
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016	1,700	1,756
6.000% due 01/15/2018	2,000	2,193
Korea Electric Power Corp.
3.000% due 10/05/2015	6,500	6,578
Korea Hydro & Nuclear Power Co. Ltd.
1.042% due 05/22/2017	17,400	17,397
3.125% due 09/16/2015	13,703	13,850
KT Corp.
1.750% due 04/22/2017	2,000	2,004
4.875% due 07/15/2015	5,000	5,054
Laclede Group, Inc.
1.007% due 08/15/2017	8,100	8,095
LG&E and KU Energy LLC
2.125% due 11/15/2015	12,730	12,815
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015	4,900	4,914
Orange S.A.
2.125% due 09/16/2015	20,610	20,725
Petrobras Global Finance BV
1.881% due 05/20/2016	14,570	13,806
2.000% due 05/20/2016	1,000	959
3.875% due 01/27/2016	4,300	4,229
Petroleos Mexicanos
5.750% due 03/01/2018	950	1,046
Plains All American Pipeline LP
5.875% due 08/15/2016	1,000	1,061
Qtel International Finance Ltd.
3.375% due 10/14/2016	7,550	7,777
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016	190	196
Sinopec Group Overseas Development Ltd.
1.032% due 04/10/2017	27,700	27,676
1.172% due 04/10/2019	6,500	6,494

Telecom Italia Capital S.A.
5.250% due 10/01/2015	15,027	15,315
Verizon Communications, Inc.
1.041% due 06/17/2019	37,775	38,106
2.021% due 09/14/2018 (c)	42,773	44,651

		427,446

Total Corporate Bonds & Notes (Cost $2,695,828)		2,696,885

MUNICIPAL BONDS & NOTES 1.0%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.162% due 11/25/2043	1,050	1,045

CALIFORNIA 0.5%
California Earthquake Authority Revenue Notes, Series 2014
1.824% due 07/01/2017	8,900	8,955
California State General Obligation Notes, Series 2013
1.250% due 11/01/2016	4,500	4,537
University of California Revenue Bonds, Series 2011
0.672% due 07/01/2041	4,000	4,001

		17,493

FLORIDA 0.0%
JEA Water & Sewer System, Florida Revenue Notes, Series 2013
1.286% due 10/01/2016	1,205	1,213

NEW JERSEY 0.2%
New Jersey Transit Corp. Revenue Notes, Series 2014
0.800% due 09/15/2015	6,210	6,215

NEW YORK 0.0%
New York State Dormitory Authority Revenue Notes, Series 2010
3.125% due 12/01/2015	100	102

OREGON 0.1%
Tri-County Metropolitan Transportation District, Oregon Revenue Notes, Series 2013
3.000% due 11/01/2016	3,500	3,507

PENNSYLVANIA 0.0%
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2013
0.745% due 06/01/2015	1,195	1,196

TEXAS 0.2%
Harris County, Texas General Obligation Notes, Series 2012
2.250% due 10/01/2015	400	404
Texas State General Obligation Notes, Series 2013
0.572% due 06/01/2018	3,300	3,303
Texas State General Obligation Notes, Series 2014
0.572% due 06/01/2019	2,000	2,008

		5,715

Total Municipal Bonds & Notes (Cost $36,388)		36,486

U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae
0.424% due 05/25/2037	251	251
0.483% due 01/25/2017	2,172	2,174
0.524% due 11/25/2036	720	723
0.574% due 06/25/2026 - 12/25/2043	28,118	28,296
0.577% due 04/18/2028 - 09/18/2031	1,968	1,988
0.594% due 03/25/2037	1,056	1,064
0.595% due 08/25/2015	2,777	2,778
0.624% due 05/25/2017 - 06/25/2042	2,411	2,431
0.674% due 06/25/2031 - 12/25/2040	1,000	1,011
0.677% due 05/18/2032	450	454
0.724% due 09/25/2041	7,127	7,204
0.727% due 03/18/2032	315	321
0.754% due 06/25/2041 - 07/25/2041	24,764	25,106
0.854% due 12/25/2037 - 02/25/2041	3,138	3,183
0.871% due 01/01/2021	3,262	3,300
0.874% due 05/25/2037	365	367
0.924% due 03/25/2037 - 02/25/2040	851	863
1.024% due 07/25/2038	497	509
FDIC Structured Sale Guaranteed Notes
0.679% due 11/29/2037	747	745
Freddie Mac
0.415% due 05/15/2036	132	132

0.495% due 02/15/2037	2,876	2,887
0.595% due 04/15/2041	932	939
0.675% due 07/15/2039	443	447
Freddie Mac Strips
0.425% due 11/15/2036	16	17
Ginnie Mae
0.476% due 09/20/2033	25	25
0.721% due 04/20/2062	6,565	6,594
0.871% due 02/20/2062	8,896	8,990
1.221% due 02/20/2062	6,454	6,610
6.000% due 12/15/2033	44	51
6.500% due 11/15/2033 - 09/15/2034	44	50
7.000% due 01/15/2024 - 07/15/2032	269	287
7.500% due 07/15/2024 - 06/15/2028	224	242
10.000% due 02/15/2016 - 04/15/2025	31	31
11.000% due 08/15/2015 - 09/20/2019	2	1
NCUA Guaranteed Notes
0.528% due 12/07/2020	1,441	1,443
0.545% due 11/06/2017	4,293	4,305
0.551% due 03/06/2020	1,994	1,999
0.735% due 12/08/2020	3,347	3,379
1.600% due 10/29/2020	1,093	1,094

Total U.S. Government Agencies (Cost $121,514)		122,291

MORTGAGE-BACKED SECURITIES 5.6%
American Home Mortgage Investment Trust
0.464% due 02/25/2045	191	191
BAMLL Commercial Mortgage Securities Trust
1.522% due 12/15/2029	12,000	12,054
1.572% due 12/15/2031	10,000	10,039
Banc of America Commercial Mortgage Trust
5.727% due 05/10/2045	1,300	1,339
Banc of America Merrill Lynch Commercial Mortgage, Inc.
4.668% due 07/10/2043	1,150	1,152
Banc of America Mortgage Trust
2.657% due 03/25/2034	414	418
Barclays Commercial Mortgage Securities
1.285% due 02/15/2028	26,000	26,027
Bear Stearns Adjustable Rate Mortgage Trust
2.473% due 08/25/2033	2,178	2,184
BNPP Mortgage Securities LLC Trust
6.000% due 08/27/2037	343	355
Carefree Portfolio Trust
1.495% due 11/15/2019	18,000	18,005
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.225% due 07/15/2044	1,806	1,815
5.289% due 12/11/2049	9,498	9,928
5.299% due 01/15/2046	3,948	4,038
Commercial Mortgage Trust
2.365% due 02/10/2029	11,100	11,340
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	4,832	5,099
5.648% due 03/15/2039	4,801	4,953
5.807% due 06/15/2038	709	741
DBRR Trust
0.853% due 02/25/2045	1,667	1,663
Hilton USA Trust
1.173% due 11/05/2030	1,084	1,084
Hyatt Hotel Portfolio Trust
1.425% due 11/15/2029	7,800	7,829
JPMorgan Chase Commercial Mortgage Securities Trust
1.155% due 07/15/2031	12,000	11,948
5.506% due 12/12/2044	487	488
5.677% due 02/12/2049	2,075	2,152
5.775% due 06/15/2049	1,509	1,573
5.814% due 06/12/2043	2,531	2,629
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.875% due 11/15/2031	2,270	2,233
Merrill Lynch Mortgage Investors Trust
6.720% due 11/15/2026	578	599
Morgan Stanley Capital Trust
1.085% due 03/15/2045	833	835
3.884% due 09/15/2047	20,523	20,841
5.413% due 03/12/2044	4,614	4,686
5.439% due 02/12/2044	68	68
5.610% due 04/15/2049	79	79
Morgan Stanley Re-REMIC Trust
5.796% due 08/12/2045	1,888	2,024
RBSSP Resecuritization Trust
0.671% due 10/26/2036	568	558
2.194% due 12/26/2036	2,107	2,118
2.708% due 05/26/2037	1,703	1,710
Selkirk Ltd.
1.183% due 02/20/2041	3,024	3,025
1.860% due 12/20/2041	13,979	14,169

UBS-Citigroup Commercial Mortgage Trust
1.524% due 01/10/2045	1,825	1,834
Wachovia Bank Commercial Mortgage Trust
0.327% due 10/15/2048	4,367	4,333
WaMu Commercial Mortgage Securities Trust
5.349% due 03/23/2045	6,814	6,980
Wells Fargo-RBS Commercial Mortgage Trust
1.456% due 11/15/2044	504	506
1.607% due 06/15/2044	378	378

Total Mortgage-Backed Securities (Cost $207,998)		206,020

ASSET-BACKED SECURITIES 8.1%
Aimco CLO
0.511% due 08/20/2020	1,580	1,573
Aircraft Lease Securitisation Ltd.
0.435% due 05/10/2032	1,641	1,625
ALM Ltd.
1.488% due 02/13/2023	22,500	22,482
AmeriCredit Automobile Receivables Trust
0.495% due 04/09/2018	12,627	12,629
Apidos CDO Ltd.
0.507% due 01/20/2019	772	770
0.528% due 06/12/2020	624	623
Ares CLO Ltd.
0.892% due 11/25/2020	7,252	7,222
Atrium CDO Corp.
1.357% due 11/16/2022	6,872	6,881
California Republic Auto Receivables Trust
0.540% due 03/15/2017	4,711	4,709
Carlyle Veyron CLO Ltd.
0.503% due 07/15/2018	708	708
Cavalry CLO Ltd.
1.528% due 01/16/2024	7,200	7,176
CIFC Funding Ltd.
1.553% due 01/19/2023	7,700	7,708
Citibank Credit Card Issuance Trust
0.375% due 05/09/2018	12,500	12,501
0.415% due 02/07/2018	12,000	12,001
COA Summit CLO Ltd.
1.607% due 04/20/2023	3,000	2,999
ColumbusNova CLO Ltd.
0.517% due 07/18/2018	442	440
Cornerstone CLO Ltd.
0.473% due 07/15/2021	2,942	2,921
Dell Equipment Finance Trust
0.640% due 07/22/2016	6,000	6,002
Drug Royalty LP
3.081% due 07/15/2023	3,090	3,140
Dryden Leveraged Loan CDO
0.497% due 10/20/2020	1,672	1,662
Dryden Senior Loan Fund
1.417% due 01/15/2022	7,500	7,494
Duane Street CLO Ltd.
0.502% due 01/11/2021	586	583
Educational Services of America, Inc.
0.904% due 04/25/2039	3,132	3,144
Exeter Automobile Receivables Trust
1.060% due 08/15/2018	12,196	12,167
Flagship CLO
0.500% due 09/20/2019	250	249
Ford Credit Auto Lease Trust
0.355% due 10/15/2016	9,959	9,958
Fore CLO Ltd.
0.502% due 07/20/2019	1,070	1,065
Four Corners CLO Ltd.
0.526% due 01/26/2020	919	915
Franklin CLO Ltd.
0.531% due 06/15/2018	1,194	1,188
Fraser Sullivan CLO Ltd.
0.531% due 03/15/2020	18	18
Golden Knight CDO Ltd.
0.493% due 04/15/2019	1,283	1,278
Goldentree Loan Opportunities Ltd.
0.952% due 10/18/2021	813	812
ING Investment Management CLO Ltd.
0.474% due 12/13/2020	337	337
0.504% due 12/13/2020	1,490	1,479
Inwood Park CDO Ltd.
0.482% due 01/20/2021	7,593	7,574
Jersey Street CLO Ltd.
0.507% due 10/20/2018	191	191
Landmark CLO Ltd.
0.497% due 10/19/2020	2,585	2,576
LCM LP
1.513% due 04/15/2022	20,000	20,018

MT Wilson CLO Ltd.
0.482% due 07/11/2020	410	409
Nelnet Student Loan Trust
0.385% due 12/24/2035	7,400	7,266
Northstar Education Finance, Inc.
0.396% due 01/30/2017	1,738	1,728
0.874% due 12/26/2031	3,493	3,512
Ocean Trails CLO
0.502% due 10/12/2020	1,952	1,939
Octagon Investment Partners Ltd.
1.525% due 05/05/2023	15,250	15,212
Panhandle-Plains Higher Education Authority, Inc.
0.774% due 07/01/2021	2,545	2,551
1.404% due 10/01/2035	1,492	1,517
Race Point CLO Ltd.
0.513% due 04/15/2020	2,207	2,205
SLM Private Education Loan Trust
0.925% due 10/16/2023	1,712	1,716
SLM Student Loan Trust
0.256% due 07/25/2017	207	207
0.434% due 05/25/2018	4,471	4,472
0.471% due 03/15/2019	645	645
0.606% due 10/25/2016	1,005	1,005
0.656% due 04/25/2023	8,235	8,239
0.756% due 10/25/2017	798	799
0.806% due 10/25/2017	621	621
0.874% due 01/25/2029	6,673	6,705
1.756% due 04/25/2023	1,066	1,094
Structured Asset Investment Loan Trust
1.174% due 11/25/2033	1,776	1,714
Symphony CLO LP
1.352% due 01/09/2023	9,200	9,163
Symphony CLO Ltd.
1.506% due 07/28/2021	5,940	5,944
Voya CLO Ltd.
1.570% due 10/15/2022 (a)	19,500	19,500
1.615% due 10/15/2022 (a)	9,800	9,741
WG Horizons CLO
0.521% due 05/24/2019	410	408

Total Asset-Backed Securities (Cost $294,555)		295,130

SOVEREIGN ISSUES 6.6%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016	6,800	6,842
Export-Import Bank of Korea
0.961% due 11/26/2016	7,000	7,039
1.003% due 01/14/2017 (c)	17,250	17,339
1.121% due 09/17/2016	24,600	24,710
1.250% due 11/20/2015	17,550	17,606
3.750% due 10/20/2016	2,500	2,599
4.125% due 09/09/2015	1,500	1,522
Japan Bank for International Cooperation
0.618% due 11/13/2018	21,800	21,826
5.250% due 03/23/2016	15,800	16,529
Japan Finance Organization for Municipalities
0.912% due 05/22/2017	13,000	13,062
Korea Development Bank
0.717% due 06/11/2015	10,000	10,000
0.882% due 01/22/2017 (c)	21,600	21,600
3.250% due 03/09/2016	4,495	4,588
4.375% due 08/10/2015	14,240	14,424
Korea Housing Finance Corp.
3.500% due 12/15/2016	2,019	2,091
4.125% due 12/15/2015	7,400	7,568
State of North Rhine-Westphalia
0.556% due 04/28/2017	52,400	52,697

Total Sovereign Issues (Cost $241,932)		242,042

SHORT-TERM INSTRUMENTS 11.3%
CERTIFICATES OF DEPOSIT 2.9%
Banco Bilbao Vizcaya Argentaria S.A.
1.007% due 10/23/2015	20,750	20,737
Banco do Brasil S.A.
1.211% due 06/29/2015	2,700	2,700
Intesa Sanpaolo SpA
1.632% due 04/11/2016	2,750	2,759
1.650% due 04/07/2015	47,500	47,501
Itau Unibanco Holding S.A.
1.151% due 06/04/2015	18,000	17,999
1.544% due 05/31/2016	7,300	7,312
Kookmin Bank
0.775% due 05/04/2015	2,000	2,000

Sumitomo Mitsui Banking Corp.
0.625% due 05/02/2017	3,600	3,600

		104,608

COMMERCIAL PAPER 7.1%
Amcor Ltd.
0.570% due 04/17/2015	15,000	14,996
ENI Finance USA, Inc.
0.570% due 05/15/2015	31,400	31,378
Entergy Corp.
0.930% due 04/21/2015	15,000	14,992
0.950% due 04/15/2015	28,000	27,990
Ford Motor Credit Co.
0.850% due 06/01/2015	9,600	9,592
Glencore Funding LLC
0.620% due 04/20/2015	24,000	23,992
Kinder Morgan, Inc.
1.300% due 04/06/2015	32,000	31,994
Mohawk Industries, Inc.
0.610% due 04/20/2015	32,800	32,790
0.610% due 04/24/2015	5,000	4,998
Newell Rubbermaid, Inc.
1.025% due 07/09/2015	21,000	20,970
Tesco Treasury Services PLC
0.985% due 08/18/2015	4,100	4,057
1.024% due 08/17/2015	33,000	32,658
3.250% due 08/18/2015	400	396
Thermo Fisher Scientific, Inc.
0.800% due 05/26/2015	10,000	9,988

		260,791

REPURCHASE AGREEMENTS (b) 0.1%		4,229

SHORT-TERM NOTES 1.2%
Volvo Treasury AB
0.635% due 06/23/2015	14,400	14,398
0.637% due 06/11/2015	30,600	30,604

		45,002

Total Short-Term Instruments (Cost $414,804)		414,630

Total Investments in Securities (Cost $4,013,019)		4,013,484

Total Investments 109.5% (Cost $4,013,019)		$4,013,484
Other Assets and Liabilities, net (9.5%)		(349,402)

Net Assets 100.0%		$3,664,082

Notes to Schedule of Investments (amounts in thousands*):

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$4,229	Freddie Mac 2.080% due 10/17/2022	$(4,314)	$4,229	$4,229

Total Repurchase Agreements						$(4,314)	$4,229	$4,229

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
FOB	0.380%	03/18/2015	04/09/2015	$(28,625)	$(28,629)
RDR	0.400%	03/24/2015	04/07/2015	(14,842)	(14,844)
	0.420%	03/26/2015	04/10/2015	(58,005)	(58,009)
	0.420%	03/31/2015	04/22/2015	(19,137)	(19,137)
UBS	0.400%	03/30/2015	04/13/2015	(39,194)	(39,195)

Total Reverse Repurchase Agreements					$(159,814)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2015 was $45,357 at a weighted average interest rate of 0.269%.

(c)	Securities with an aggregate market value of $168,725 have been pledged as collateral under the terms of master agreements as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,257,607	$0	$1,257,607
Industrials	0	1,010,822	1,010	1,011,832
Utilities	0	427,446	0	427,446
Municipal Bonds & Notes
Arkansas	0	1,045	0	1,045
California	0	17,493	0	17,493
Florida	0	1,213	0	1,213
New Jersey	0	6,215	0	6,215
New York	0	102	0	102
Oregon	0	3,507	0	3,507
Pennsylvania	0	1,196	0	1,196
Texas	0	5,715	0	5,715
U.S. Government Agencies	0	120,848	1,443	122,291
Mortgage-Backed Securities	0	204,357	1,663	206,020
Asset-Backed Securities	0	293,505	1,625	295,130
Sovereign Issues	0	242,042	0	242,042
Short-Term Instruments
Certificates of Deposit	0	104,608	0	104,608
Commercial Paper	0	260,791	0	260,791
Repurchase Agreements	0	4,229	0	4,229
Short-Term Notes	0	45,002	0	45,002

Total Investments	$0	$4,007,743	$5,741	$4,013,484

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Currency Strategy Exchange-Traded Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.3%
BRAZIL 8.0%
SOVEREIGN ISSUES 8.0%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015	BRL	400	$118
0.000% due 01/01/2016		1,450	413
0.000% due 01/01/2017		2,600	653

Total Brazil (Cost $1,478)			1,184

DENMARK 17.5%
CORPORATE BONDS & NOTES 17.5%
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2015	EUR	1,200	1,297
Nykredit Realkredit A/S
2.000% due 01/01/2016	DKK	4,400	645
Realkredit Danmark A/S
2.000% due 01/01/2016		4,400	644

Total Denmark (Cost $2,996)			2,586

ITALY 7.4%
SOVEREIGN ISSUES 7.4%
Italy Buoni Poliennali Del Tesoro
2.750% due 12/01/2015	EUR	1,000	1,095

Total Italy (Cost $1,081)			1,095

JAPAN 7.3%
SOVEREIGN ISSUES 7.3%
Japan Government International Bond
0.300% due 09/20/2015	JPY	130,000	1,085

Total Japan (Cost $1,191)			1,085

MEXICO 5.4%
SOVEREIGN ISSUES 5.4%
Mexico Government International Bond
6.000% due 06/18/2015	MXN	12,034	796

Total Mexico (Cost $949)			796

NETHERLANDS 5.1%
SOVEREIGN ISSUES 5.1%
Netherlands Government International Bond
0.010% due 04/15/2016	EUR	700	755

Total Netherlands (Cost $763)			755

NEW ZEALAND 3.5%
SOVEREIGN ISSUES 3.5%
New Zealand Government Bond
6.000% due 12/15/2017	NZD	650	522

Total New Zealand (Cost $534)			522

NORWAY 1.9%
SOVEREIGN ISSUES 1.9%
Norway Government Bond
4.250% due 05/19/2017	NOK	2,100	279

Total Norway (Cost $294)			279

POLAND 12.4%
SOVEREIGN ISSUES 12.4%
Poland Government International Bond
3.250% due 07/25/2019	PLN	3,000	837
5.500% due 04/25/2015		3,750	992

Total Poland (Cost $2,050)			1,829

SWEDEN 4.0%
SOVEREIGN ISSUES 4.0%
Sweden Government International Bond
3.500% due 06/01/2022	SEK	4,100	588

Total Sweden (Cost $609)			588

SHORT-TERM INSTRUMENTS 24.8%
REPURCHASE AGREEMENTS (b) 0.8%			119

SHORT-TERM NOTES 3.4%
Federal Home Loan Bank
0.070% due 05/14/2015		$400	400
0.080% due 06/15/2015		100	100

			500

FRANCE TREASURY BILLS 6.6%
(0.132%) due 04/30/2015 - 02/03/2016 (a)	EUR	900	969

MEXICO TREASURY BILLS 4.0%
3.087% due 05/28/2015	MXN	9,000	587

SPAIN TREASURY BILLS 8.0%
0.073% due 03/11/2016	EUR	1,100	1,183

U.S. TREASURY BILLS 2.0%
0.017% due 05/28/2015 (d)		$301	301

Total Short-Term Instruments (Cost $3,721)			3,659

Total Investments in Securities (Cost $15,666)			14,378

Total Investments 97.3% (Cost $15,666)			$14,378
Financial Derivative Instruments (c) 1.7% (Cost or Premiums, net $0)			255
Other Assets and Liabilities, net 1.0%			138

Net Assets 100.0%			$14,771

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$119	Freddie Mac 2.080% due 10/17/2022	$(123)	$119	$119

Total Repurchase Agreements						$(123)	$119	$119

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2015	GBP	1,226		$1,820	$1	$0
	05/2015		$1,820	GBP	1,226	0	(1)
BOA	04/2015	BRL	373		$116	0	(1)
	04/2015	EUR	647		708	12	0
	04/2015		$123	BRL	373	0	(7)
	05/2015	EUR	1,399		$1,589	83	0
	06/2015	MXN	19,134		1,253	4	0
	08/2015		$762	SEK	6,375	0	(20)
	10/2015	BRL	400		$126	7	0
BPS	04/2015		$731	JPY	88,549	7	0
	05/2015	MXN	8,877		$604	25	0
BRC	04/2015	BRL	2,100		825	167	0
	04/2015	MYR	30		8	0	0
	04/2015		$655	BRL	2,100	3	0
	04/2015	ZAR	135		$12	0	0
CBK	04/2015	EUR	334		379	19	0
	04/2015		$106	EUR	100	2	0
	04/2015		1,885	GBP	1,226	0	(66)
	05/2015	EUR	3		$3	0	0
	08/2015	NOK	11,809		1,461	4	(4)
DUB	04/2015	TRY	7		3	0	0
	04/2015		$3,962	EUR	3,474	0	(227)
	04/2015		305	MXN	4,489	0	(11)
	07/2015	BRL	151		$56	10	0
	08/2015	DKK	4,966		729	11	0
	08/2015	SEK	11,335		1,331	14	(1)
	08/2015		$161	DKK	1,045	0	(10)
FBF	04/2015	JPY	279,417		$2,357	27	0
	04/2015		$858	JPY	102,668	0	(3)
	05/2015	JPY	102,668		$859	2	0
GLM	04/2015	BRL	81		25	0	0
	04/2015	EUR	3,479		3,957	216	0
	04/2015		$25	BRL	81	0	0
	04/2015		505	IDR	6,447,316	0	(13)
	04/2015		3,065	INR	193,237	36	0
	04/2015		727	JPY	88,200	9	0
	05/2015	BRL	81		$25	0	0
	05/2015		$732	GBP	481	0	(19)
	06/2015	INR	90,394		$1,430	0	(2)
	08/2015		$1,258	NOK	9,495	0	(83)
HUS	04/2015	BRL	441		$147	8	0
	04/2015		$145	BRL	441	0	(7)
	04/2015		2,071	CNY	12,810	13	0
	04/2015		585	HKD	4,543	1	0
JPM	04/2015	BRL	3,640		$1,166	30	(5)
	04/2015	EUR	280		295	0	(6)
	04/2015	SGD	512		374	1	0
	04/2015		$1,234	BRL	3,640	4	(97)
	04/2015		742	CNY	4,588	4	0
	04/2015		79	EUR	74	1	0
	04/2015		780	MXN	11,475	0	(28)
	05/2015	BRL	1,940		$598	0	(5)
	05/2015	KRW	412,709		374	3	0
	05/2015		$684	GBP	441	0	(31)
	07/2015	PLN	5,059		$1,347	17	0
MSB	04/2015	BRL	1,083		377	38	0
	04/2015		$338	BRL	1,083	2	0
	04/2015		1,461	HKD	11,342	2	0
	08/2015	DKK	5,120		$739	0	(1)
	01/2016	BRL	1,450		462	43	0
RBC	04/2015		$1,436	CAD	1,790	0	(22)
SOG	04/2015	CAD	1,790		$1,430	17	0
	05/2015	GBP	934		1,414	29	0
	05/2015	MXN	9,328		615	5	0
	05/2015		$1,429	CAD	1,790	0	(17)
	08/2015	DKK	2,441		$354	1	0
	08/2015		$381	DKK	2,490	0	(21)
UAG	04/2015	EUR	1,783		$2,028	111	0
	04/2015	INR	193,237		3,082	0	(19)
	04/2015	NZD	706		530	2	0
	04/2015		$3,159	EUR	2,875	0	(67)
	04/2015		539	NZD	706	0	(11)
	05/2015	EUR	2,875		$3,160	68	0
	05/2015	NZD	706		537	11	0
	05/2015		$607	CHF	568	0	(21)
	05/2015		249	IDR	3,173,995	0	(10)
	06/2015		3,040	INR	193,237	21	0

Total Forward Foreign Currency Contracts						$1,091	$(836)

(d)	Securities with an aggregate market value of $301 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Brazil
Sovereign Issues	$0	$1,184	$0	$1,184
Denmark
Corporate Bonds & Notes	0	2,586	0	2,586
Italy
Sovereign Issues	0	1,095	0	1,095
Japan
Sovereign Issues	0	1,085	0	1,085
Mexico
Sovereign Issues	0	796	0	796
Netherlands
Sovereign Issues	0	755	0	755
New Zealand
Sovereign Issues	0	522	0	522
Norway
Sovereign Issues	0	279	0	279
Poland
Sovereign Issues	0	1,829	0	1,829
Sweden
Sovereign Issues	0	588	0	588
Short-Term Instruments
Repurchase Agreements	0	119	0	119
Short-Term Notes	0	500	0	500
France Treasury Bills	0	969	0	969
Mexico Treasury Bills	0	587	0	587
Spain Treasury Bills	0	1,183	0	1,183
U.S. Treasury Bills	0	301	0	301

Total Investments	$0	$14,378	$0	$14,378

Financial Derivative Instruments - Assets
Over the counter	$0	$1,091	$0	$1,091

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(836)	$0	$(836)

Totals	$0	$14,633	$0	$14,633

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 132.4%
AUSTRALIA 0.5%
SOVEREIGN ISSUES 0.5%
Australia Government Bond
1.250% due 02/21/2022	AUD	535	$442

Total Australia (Cost $506)			442

BRAZIL 12.7%
SOVEREIGN ISSUES 12.7%
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2022	BRL	12,913	3,974
6.000% due 08/15/2030		1,181	357
6.000% due 05/15/2035		5,399	1,618
6.000% due 05/15/2045		3,167	940
6.000% due 08/15/2050 (a)		3,421	1,012
10.000% due 01/01/2021		16,649	4,627

Total Brazil (Cost $17,390)			12,528

CANADA 0.8%
SOVEREIGN ISSUES 0.8%
Canada Government International Bond
1.500% due 12/01/2044 (a)	CAD	753	809

Total Canada (Cost $967)			809

CHILE 2.9%
SOVEREIGN ISSUES 2.9%
Bonos del Banco Central de Chile en UF Inflation Linked Bond
3.000% due 02/01/2021 (a)	CLP	861,797	1,542
3.000% due 03/01/2022 (a)		738,683	1,332

Total Chile (Cost $3,422)			2,874

COLOMBIA 3.9%
SOVEREIGN ISSUES 3.9%
Colombian TES
3.000% due 03/25/2033 (a)	COP	6,115,855	2,072
3.500% due 03/10/2021 (a)		2,184,156	880
4.250% due 05/17/2017 (a)		2,184,156	902

Total Colombia (Cost $5,023)			3,854

DENMARK 4.3%
SOVEREIGN ISSUES 4.3%
Denmark Government Bond
0.100% due 11/15/2023 (a)	DKK	26,729	4,196

Total Denmark (Cost $4,843)			4,196

FRANCE 9.2%
SOVEREIGN ISSUES 9.2%
France Government Bond
0.100% due 07/25/2021 (a)	EUR	200	231
0.250% due 07/25/2018 (a)		5,619	6,356
0.250% due 07/25/2024 (a)		1,796	2,147
0.700% due 07/25/2030 (a)		197	262

Total France (Cost $10,081)			8,996

GERMANY 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Germany
0.100% due 04/15/2023 (a)	EUR	81	96
0.750% due 04/15/2018 (a)		167	190

Total Germany (Cost $329)			286

INDIA 1.3%
CORPORATE BONDS & NOTES 1.3%
Export-Import Bank of India
2.423% due 03/30/2016		$1,300	1,310

Total India (Cost $1,305)			1,310

ITALY 13.7%
SOVEREIGN ISSUES 13.7%
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (a)	EUR	2,980	3,470
2.100% due 09/15/2021 (a)		2,821	3,507
2.250% due 04/22/2017 (a)		2,479	2,785
2.350% due 09/15/2019 (a)		218	264
2.350% due 09/15/2024 (a)		1,481	1,947
2.550% due 10/22/2016 (a)		694	777
2.550% due 09/15/2041 (a)		213	340
5.000% due 09/01/2040		200	341

Total Italy (Cost $14,969)			13,431

JAPAN 7.5%
SOVEREIGN ISSUES 7.5%
Japan Government International Bond
0.100% due 09/10/2024 (a)	JPY	815,080	7,334

Total Japan (Cost $7,204)			7,334

MEXICO 7.8%
SOVEREIGN ISSUES 7.8%
Mexico Government International Bond
2.000% due 06/09/2022 (a)	MXN	24,370	1,532
4.000% due 11/15/2040 (a)		45,720	3,295
4.000% due 11/08/2046 (a)		2,857	209
4.500% due 12/04/2025 (a)		25,648	1,924
4.500% due 11/22/2035 (a)		7,311	565
4.750% due 06/14/2018		2,005	132

Total Mexico (Cost $8,695)			7,657

NEW ZEALAND 3.4%
SOVEREIGN ISSUES 3.4%
New Zealand Government Bond
2.000% due 09/20/2025	NZD	2,682	2,059
4.500% due 02/15/2016		1,060	803
5.500% due 04/15/2023		600	520

Total New Zealand (Cost $3,651)			3,382

SLOVENIA 0.2%
SOVEREIGN ISSUES 0.2%
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	200	231

Total Slovenia (Cost $269)			231

SOUTH AFRICA 4.1%
SOVEREIGN ISSUES 4.1%
South Africa Government International Bond
7.250% due 01/15/2020	ZAR	48,500	3,997

Total South Africa (Cost $5,692)			3,997

SPAIN 1.0%
SOVEREIGN ISSUES 1.0%
Spain Government International Bond
1.000% due 11/30/2030	EUR	98	117
5.400% due 01/31/2023		600	859

Total Spain (Cost $1,104)			976

SWEDEN 0.5%
SOVEREIGN ISSUES 0.5%
Sweden Government International Bond
0.250% due 06/01/2022	SEK	3,565	465

Total Sweden (Cost $535)			465

TURKEY 1.5%
SOVEREIGN ISSUES 1.5%
Turkey Government International Bond
2.400% due 05/08/2024 (a)	TRY	3,709	1,486

Total Turkey (Cost $1,560)			1,486

UNITED KINGDOM 10.8%
SOVEREIGN ISSUES 10.8%
United Kingdom Gilt
0.125% due 03/22/2024 (a)	GBP	3,583	5,901
0.125% due 03/22/2044 (a)		843	1,665
0.750% due 03/22/2034 (a)		110	219
1.125% due 11/22/2037 (a)		253	568
1.250% due 11/22/2027 (a)		1,185	2,290

Total United Kingdom (Cost $10,583)			10,643

UNITED STATES 44.1%
U.S. GOVERNMENT AGENCIES 1.4%
Fannie Mae
2.625% due 09/06/2024		$1,300	1,347

U.S. TREASURY OBLIGATIONS 42.7%
U.S. Treasury Bonds
2.500% due 02/15/2045		1,300	1,289
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016 (c)		1,483	1,498
0.125% due 04/15/2019 (c)		6,986	7,126
0.125% due 01/15/2022 (c)		1,501	1,515
0.125% due 01/15/2023 (c)		1,823	1,833
0.250% due 01/15/2025		1,382	1,394
0.625% due 07/15/2021 (c)		11,409	11,974
0.750% due 02/15/2042 (c)		2,570	2,609
0.750% due 02/15/2045		99	101
1.375% due 02/15/2044 (f)		527	621
1.875% due 07/15/2015 (c)		1,322	1,343
1.875% due 07/15/2019 (c)		2,737	3,021
2.375% due 01/15/2025 (c)		3,596	4,367
2.375% due 01/15/2027 (c)		2,202	2,722
2.500% due 01/15/2029		435	558

			41,971

Total United States (Cost $43,052)			43,318

SHORT-TERM INSTRUMENTS 1.9%
REPURCHASE AGREEMENTS (b) 0.1%			112

SHORT-TERM NOTES 0.3%
Federal Home Loan Bank
0.063% due 05/27/2015		$200	200
0.070% due 05/14/2015		100	100

			300

MEXICO TREASURY BILLS 1.5%
2.986% due 05/14/2015	MXN	23,000	1,503

Total Short-Term Instruments (Cost $1,982)			1,915

Total Investments in Securities (Cost $143,162)			130,130

Total Investments 132.4% (Cost $143,162)			$130,130
Financial Derivative Instruments (d)(e) 1.8% (Cost or Premiums, net $(56))			1,845
Other Assets and Liabilities, net (34.2%)			(33,659)

Net Assets 100.0%			$98,316

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$112	Freddie Mac 2.080% due 10/17/2022	$(118)	$112	$112

Total Repurchase Agreements						$(118)	$112	$112

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.230%	01/30/2015	04/28/2015	$(7,454)	$(7,457)
	0.350%	03/19/2015	04/02/2015	(5,476)	(5,477)
BSN	0.230%	01/14/2015	04/14/2015	(1,809)	(1,810)
	0.240%	03/06/2015	05/06/2015	(11,113)	(11,114)
	0.290%	03/24/2015	04/24/2015	(869)	(869)
JPS	0.230%	02/27/2015	05/27/2015	(1,152)	(1,152)

Total Reverse Repurchase Agreements					$(27,879)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	0.290%	03/20/2015	04/22/2015	$(324)	$(325)
GSC	0.250%	03/11/2015	04/14/2015	(2,668)	(2,668)
MSC	0.210%	01/13/2015	04/10/2015	(4,582)	(4,578)
	0.240%	02/27/2015	04/27/2015	(744)	(744)
	0.240%	03/03/2015	04/17/2015	(1,616)	(1,615)

Total Sale-Buyback Transactions					$(9,930)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2015 was $25,294 at a weighted average interest rate of 0.222%.
(3)	Payable for sale-buyback transactions includes $(8) of deferred price drop.

(c)	Securities with an aggregate market value of $38,004 have been pledged as collateral under the terms of master agreements as of March 31, 2015.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	16	$(5)	$0	$(1)
90-Day Eurodollar December Futures	Short	12/2016	9	(11)	0	(1)
90-Day Eurodollar June Futures	Short	06/2015	18	(2)	0	0
90-Day Eurodollar June Futures	Short	06/2016	50	(41)	0	(4)
90-Day Eurodollar March Futures	Short	03/2016	60	(35)	0	(4)
90-Day Eurodollar September Futures	Short	09/2015	10	(1)	0	0
90-Day Eurodollar September Futures	Short	09/2016	50	(48)	0	(5)
Call Options Strike @ USD 70.000 on Brent Crude May Futures	Short	04/2015	5	5	0	0
Euro-Bund 10-Year Bond June Futures	Long	06/2015	14	7	4	(1)
U.S. Treasury 10-Year Note June Futures	Long	06/2015	11	7	4	0
U.S. Treasury 30-Year Bond June Futures	Short	06/2015	35	(159)	0	(14)

Total Futures Contracts				$(283)	$8	$(30)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
iTraxx Europe 23 5-Year Index	(1.000%	)	06/20/2020	EUR 700	$(17)	$0	$0	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.250%	09/18/2017	CAD	700	$(4)	$0	$0	$0
Pay	3-Month EUR-EXT-CPI Index	0.750%	09/16/2025	EUR	2,800	(46)	(12)	0	(10)
Pay	3-Month USD-LIBOR	2.750%	06/17/2025		$3,900	(239)	20	0	(8)
Pay	3-Month USD-LIBOR	3.250%	06/17/2045		600	(112)	(33)	0	(1)
Pay	6-Month GBP-LIBOR	1.250%	06/17/2017	GBP	7,500	(70)	(9)	1	0
Pay	6-Month GBP-LIBOR	1.500%	09/16/2017		2,400	(34)	(11)	0	0
Pay	6-Month GBP-LIBOR	2.088%	12/04/2024		500	(34)	(34)	0	0
Pay	6-Month GBP-LIBOR	2.000%	09/16/2025		100	(4)	1	0	0
Pay	6-Month GBP-LIBOR	2.000%	09/16/2045		940	(10)	(7)	5	0
Pay	28-Day MXN-TIIE	4.035%	02/03/2017	MXN	31,200	6	(1)	0	(1)
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		1,700	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	5.750%	12/06/2021		3,100	1	3	0	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		300	1	0	0	0

						$(546)	$(84)	$6	$(20)

Total Swap Agreements						$(563)	$(84)	$6	$(20)

Cash of $892 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2015		$5,086	GBP	3,426	$0	$(4)
	05/2015	GBP	3,426		$5,085	4	0
BOA	04/2015	AUD	146		115	4	0
	04/2015	BRL	140		44	0	0
	04/2015	CAD	58		47	1	0
	04/2015	ILS	7,217		1,834	20	0
	04/2015	PLN	587		160	5	0
	04/2015		$455	AUD	594	0	(2)
	04/2015		44	BRL	140	0	0
	04/2015		357	GBP	233	0	(12)
	04/2015		1,824	ILS	7,217	0	(10)
	04/2015		1,118	JPY	133,600	0	(4)
	05/2015	EUR	1,573		$1,726	33	0
	05/2015	JPY	133,600		1,118	4	0
	05/2015	KRW	191,699		172	0	(1)
	06/2015		$1,835	ILS	7,217	0	(21)
	08/2015		660	SEK	5,510	0	(19)
BPS	04/2015	BRL	656		$205	0	(1)
	04/2015	GBP	86		128	0	0
	04/2015	JPY	32,400		268	0	(2)
	04/2015		$200	BRL	656	6	0
	05/2015	EUR	106		$115	1	0
	05/2015	MXN	10,462		685	6	(6)
	06/2015	COP	4,856,025		2,110	255	0
BRC	04/2015	BRL	1,175		366	0	(2)
	04/2015		$371	BRL	1,175	0	(3)
	04/2015	ZAR	15,854		$1,354	53	0
	05/2015	MXN	7,459		501	13	0
CBK	04/2015	AUD	3,108		2,446	79	0
	04/2015	CLP	703,071		1,132	8	0
	04/2015		$1,146	AUD	1,476	0	(22)
	04/2015		110	GBP	72	0	(4)
	04/2015		1,899	INR	118,154	0	(3)
	05/2015	EUR	1,732		$1,860	9	(12)
	05/2015	MXN	27,334		1,847	60	0
	05/2015		$2,323	AUD	2,954	0	(78)
	05/2015		88	EUR	83	1	0
DUB	04/2015	GBP	3,571		$5,539	242	0
	04/2015		$339	AUD	442	0	(2)
	04/2015		3,453	TRY	9,138	36	0
	07/2015	BRL	7,935		$2,925	505	0
	08/2015		$156	DKK	1,025	0	(8)
FBF	04/2015	BRL	1,548		$478	0	(7)
	04/2015		$513	BRL	1,548	0	(28)
	05/2015	MXN	951		$61	0	(1)
	05/2015		$4,304	KRW	4,744,060	0	(33)
	07/2015	BRL	4,136		$1,515	254	0
GLM	04/2015		10,101		3,161	0	(3)
	04/2015	GBP	74		112	2	0
	04/2015	INR	31,219		498	0	(3)
	04/2015		$114	AUD	149	0	(1)
	04/2015		3,149	BRL	10,101	16	0
	04/2015		1,559	PLN	5,822	0	(24)
	05/2015	EUR	7,584		$8,651	492	(1)
	05/2015	MXN	133		9	0	0
	05/2015		$3,135	BRL	10,101	3	0
	05/2015		2,773	EUR	2,442	0	(146)
	05/2015		495	INR	31,219	2	0
HUS	05/2015	MXN	2,071		$137	1	0
	05/2015		$359	BRL	1,170	4	0
	05/2015		778	MXN	11,849	5	(8)
JPM	04/2015	BRL	6,593		$2,075	21	(11)
	04/2015	CAD	187		149	1	0
	04/2015	JPY	101,200		848	4	0
	04/2015		$453	AUD	593	0	(1)
	04/2015		2,253	BRL	6,593	0	(187)
	04/2015		1,079	MXN	15,874	0	(39)
	05/2015	EUR	445		$474	0	(4)
	05/2015	KRW	192,543		174	1	0
	05/2015		$1,424	BRL	4,616	11	0
	07/2015		2,305	PLN	8,657	0	(30)
	04/2016	BRL	4,580		$1,400	107	0
MSB	04/2015		9,057		2,881	55	(12)
	04/2015	GBP	1,034		1,559	25	0
	04/2015	PLN	13,853		3,682	30	0
	04/2015		$2,862	BRL	9,057	1	(25)
	04/2015	ZAR	2,752		$232	6	0
	05/2015	MXN	2,047		137	3	0
RBC	04/2015		$2,744	CAD	3,421	0	(43)
SCX	05/2015	MXN	5,055		$345	14	0
SOG	04/2015	CAD	3,176		2,537	30	0
	05/2015		$2,536	CAD	3,176	0	(30)
UAG	04/2015	INR	55,999		$893	0	(6)
	04/2015	NZD	4,194		3,148	13	0
	04/2015		$131	INR	8,190	0	0
	04/2015		3,201	NZD	4,194	0	(66)
	05/2015	EUR	222		$242	3	0
	05/2015	NZD	4,194		3,190	66	0
	06/2015		$1,108	INR	70,489	8	0
	08/2015	DKK	27,744		$4,230	221	0

Total Forward Foreign Currency Contracts						$2,744	$(925)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	04/15/2015	$600	$(1)	$0
BRC	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	04/15/2015	500	(1)	0

						$(2)	$0

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC EUR versus USD		$1.099	04/01/2015	EUR	1,370	$(7)	$(33)
	Put - OTC EUR versus USD		1.035	04/16/2015		379	(2)	(1)
BRC	Put - OTC EUR versus USD		1.090	04/01/2015		600	(3)	(9)
DUB	Put - OTC EUR versus USD		1.034	04/16/2015		819	(5)	(1)
FBF	Call - OTC USD versus BRL	BRL	4.000	03/17/2016		$800	(34)	(31)

							$(51)	$(75)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
JPM	Floor - OTC YOY CPURNSA Index	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	$1,100	$(12)	$(15)

Total Written Options						$(65)	$(90)

(1)	YOY options may have a series of expirations.

Swap Agreements:

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/10/2019	EUR	900	$0	$2	$2	$0
BPS	Pay	3-Month EUR-EXT-CPI Index	0.760%	03/03/2020		2,600	4	27	31	0
FBF	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044	GBP	900	(1)	149	148	0
GLM	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030		950	0	10	10	0
	Pay	3-Month EUR-EXT-CPI Index	0.900%	11/15/2019	EUR	8,200	6	(44)	0	(38)
JPM	Pay	3-Month EUR-EXT-CPI Index	0.700%	12/15/2018		100	0	0	0	0

							$9	$144	$191	$(38)

Volatility Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	EUR versus CAD 01-Month ATM Implied Volatility	10.600%	04/21/2015	$0	$0	$0	$0	$0
	Pay	EUR versus USD 01-Month ATM Implied Volatility	12.025%	04/16/2015	0	0	0	0	0
	Pay	EUR versus USD 01-Month ATM Implied Volatility	12.450%	04/21/2015	1	0	(1)	0	(1)

						$0	$(1)	$0	$(1)

Total Swap Agreements						$9	$143	$191	$(39)

(f)	Securities with an aggregate market value of $1 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$442	$0	$442
Brazil
Sovereign Issues	0	12,528	0	12,528
Canada
Sovereign Issues	0	809	0	809
Chile
Sovereign Issues	0	2,874	0	2,874
Colombia
Sovereign Issues	0	3,854	0	3,854
Denmark
Sovereign Issues	0	4,196	0	4,196
France
Sovereign Issues	0	8,996	0	8,996
Germany
Sovereign Issues	0	286	0	286
India
Corporate Bonds & Notes	0	1,310	0	1,310
Italy
Sovereign Issues	0	13,431	0	13,431
Japan
Sovereign Issues	0	7,334	0	7,334
Mexico
Sovereign Issues	0	7,657	0	7,657
New Zealand
Sovereign Issues	0	3,382	0	3,382
Slovenia
Sovereign Issues	0	231	0	231
South Africa
Sovereign Issues	0	3,997	0	3,997
Spain
Sovereign Issues	0	976	0	976
Sweden
Sovereign Issues	0	465	0	465
Turkey
Sovereign Issues	0	1,486	0	1,486
United Kingdom
Sovereign Issues	0	10,643	0	10,643
United States
U.S. Government Agencies	0	1,347	0	1,347
U.S. Treasury Obligations	0	41,971	0	41,971
Short-Term Instruments
Repurchase Agreements	0	112	0	112
Short-Term Notes	0	300	0	300
Mexico Treasury Bills	0	1,503	0	1,503

Total Investments	$0	$130,130	$0	$130,130

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8	6	0	14
Over the counter	0	2,935	0	2,935
	$8	$2,941	$0	$2,949

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(30)	(20)	0	(50)
Over the counter	0	(1,054)	0	(1,054)

	$(30)	$(1,074)	$0	$(1,104)

Totals	$(22)	$131,997	$0	$131,975

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.1%
MUNICIPAL BONDS & NOTES 93.6%
ALABAMA 0.8%
University of Alabama Revenue Bonds, Series 2012
5.000% due 07/01/2025	$1,610	$1,922

ARIZONA 3.2%
Arizona State University Revenue Notes, Series 2008
5.250% due 07/01/2016	400	424
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2009
4.250% due 10/01/2019	730	827
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2012
5.000% due 10/01/2022	1,350	1,656
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2014
5.000% due 10/01/2026	1,250	1,551
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2014
5.000% due 07/01/2027	2,500	3,054

		7,512

ARKANSAS 0.2%
University of Arkansas Revenue Bonds, Series 2012
5.000% due 05/01/2026	320	382

CALIFORNIA 10.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.720% due 04/01/2047	1,000	1,016
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,166
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2018	500	563
5.000% due 05/01/2019	1,040	1,203
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	582
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	567
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	583
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,612
Irvine Ranch Water District, California Special Assessment Bonds, Series 2009
0.020% due 10/01/2041	900	900
Los Angeles Department of Airports, California Revenue Bonds, Series 2012
5.000% due 05/15/2029	250	295
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2010
5.000% due 12/01/2017	1,500	1,666
Metropolitan Water District of Southern California Revenue Bonds, Series 2012
5.000% due 10/01/2026	2,000	2,423
Metropolitan Water District of Southern California Revenue Notes, Series 2012
5.000% due 07/01/2022	510	629
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	995
Orange County, California Airport Revenue Notes, Series 2009
4.000% due 07/01/2018	500	548
Pleasanton Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2010
3.500% due 08/01/2015	450	455
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2010
5.000% due 05/15/2018	500	564
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2029	1,000	1,180
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	720	751
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2017	1,000	1,092
San Francisco, California City & County General Obligation Notes, Series 2011
5.000% due 06/15/2021	370	448
San Jose, California Hotel Tax Revenue Notes, Series 2011
5.000% due 05/01/2017	1,115	1,206
San Juan Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2017	750	732
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	665

University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,158

		24,999

COLORADO 0.1%
Denver, Colorado Airport System City & County Revenue Bonds, (FGIC Insured), Series 2006
4.000% due 11/15/2016	265	280

DISTRICT OF COLUMBIA 0.5%
District of Columbia Revenue Bonds, Series 2010
5.000% due 12/01/2024	1,000	1,177

FLORIDA 5.0%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,192
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2016	750	790
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2019	1,000	1,140
Florida Municipal Power Agency Revenue Notes, Series 2009
5.000% due 10/01/2015	250	256
Inland Protection Financing Corp., Florida Revenue Notes, Series 2010
5.000% due 07/01/2016	500	529
Jacksonville, Florida Revenue Notes, Series 2012
5.000% due 10/01/2021	1,000	1,199
JEA Water & Sewer System, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	1,500	1,771
Miami-Dade County, Florida General Obligation Notes, Series 2011
3.000% due 07/01/2017	1,375	1,444
Miami-Dade County, Florida Transit System Sales Surtax Revenue Notes, Series 2010
4.000% due 07/01/2016	1,000	1,045
Orange County, Florida Health Facilities Authority Revenue Notes, Series 2009
5.000% due 10/01/2015	250	255
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2017	250	276
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,300	1,578

		11,475

GEORGIA 0.7%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2012
5.000% due 01/01/2025	500	594
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	277
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	350	379
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
5.000% due 01/01/2020	250	290

		1,540

GUAM 0.4%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2023	770	886

ILLINOIS 5.6%
Chicago, Illinois Midway International Airport Revenue Bonds, Series 2014
5.000% due 01/01/2035	6,500	7,312
Chicago, Illinois Wastewater Transmission Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2017	1,000	1,076
5.500% due 01/01/2018	1,000	1,111
Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2020	1,000	1,142
Illinois Finance Authority Revenue Notes, Series 2009
5.000% due 08/15/2015	375	382
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	500	524
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	750	791
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	500	573

		12,911

INDIANA 1.5%
Indiana Finance Authority Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 12/01/2017	300	322
Indiana Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2016	500	528

5.000% due 02/01/2018	500	557
Indiana University Revenue Notes, Series 2012
5.000% due 06/01/2021	1,000	1,203
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2016	300	311
Vincennes University, Indiana Revenue Notes, Series 2010
4.000% due 06/01/2016	500	521

		3,442

IOWA 0.2%
Iowa Higher Education Loan Authority Revenue Notes, Series 2010
4.000% due 12/01/2016	500	529

KANSAS 0.2%
Kansas Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	553

KENTUCKY 0.5%
Kentucky Turnpike Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	1,000	1,057

MARYLAND 0.0%
Baltimore, Maryland Revenue Bonds, Series 2011
5.000% due 07/01/2021	60	72

MASSACHUSETTS 3.5%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.500% due 07/01/2017	500	555
Massachusetts Development Finance Agency Revenue Notes, Series 2010
4.000% due 10/01/2016	850	894
Massachusetts Development Finance Agency Revenue Notes, Series 2012
4.000% due 10/01/2015	500	509
5.000% due 10/01/2016	600	638
Massachusetts Development Finance Agency Revenue Notes, Series 2014
1.500% due 08/01/2019	1,000	1,002
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2022	1,175	1,441
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	2,000	2,393
Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	583

		8,015

MICHIGAN 1.4%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	1,000	1,096
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	2,000	2,033

		3,129

MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	1,000	1,097

MISSOURI 1.1%
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	1,335	1,555
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,099

		2,654

NEVADA 1.7%
Clark Department of Aviation, Nevada Revenue Notes, Series 2014
5.000% due 07/01/2018	2,000	2,244
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015
5.000% due 06/01/2034	1,500	1,750

		3,994

NEW HAMPSHIRE 0.7%
Merrimack County, New Hampshire General Obligation Bonds, Series 2012
5.000% due 12/01/2022	1,115	1,353

New Hampshire Health & Education Facilities Authority Act Revenue Notes, Series 2009
5.000% due 07/01/2016	250	264

		1,617

NEW JERSEY 1.9%
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 09/01/2016	1,000	1,021
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,000	1,144
New Jersey Economic Development Authority Revenue Notes, Series 2011
5.000% due 09/01/2018	2,000	2,196

		4,361

NEW MEXICO 0.2%
New Mexico State Severance Tax Permanent Fund Revenue Notes, Series 2010
5.000% due 07/01/2017	500	548

NEW YORK 17.8%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2012
5.000% due 05/01/2022	1,000	1,207
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	500	580
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2029	3,000	3,531
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023	4,000	4,844
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2017	980	1,075
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014
5.000% due 08/01/2031	5,000	5,875
New York City, New York Water & Sewer System Revenue Notes, Series 2009
5.000% due 06/15/2017	895	981
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 07/01/2016	370	375
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 05/01/2022	2,000	2,358
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2025	405	490
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	2,000	2,188
New York State Dormitory Authority Revenue Notes, Series 2011
4.000% due 07/01/2018	815	888
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 12/15/2019	1,450	1,691
New York State Thruway Authority Revenue Bonds, Series 2014
5.000% due 01/01/2030	4,000	4,690
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	2,000	2,281
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 03/15/2018	500	559
Syracuse Industrial Development Agency, New York Revenue Notes, Series 2010
4.000% due 05/01/2017	500	533
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2019	1,090	1,204
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	2,000	2,414
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,075	2,498
5.000% due 11/15/2028	825	985

		41,247

NORTH CAROLINA 2.6%
Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	340
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,963
5.000% due 10/01/2027	1,100	1,280
North Carolina State Revenue Bonds, Series 2011
5.000% due 11/01/2022	1,500	1,807
Union County, North Carolina Certificates of Participation Bonds, (AMBAC Insured), Series 2006
5.000% due 06/01/2022	360	379
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2026	250	302

		6,071

OHIO 6.8%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2009
5.000% due 02/15/2017	500	537

American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	800	951
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2012
5.000% due 01/01/2026	1,000	1,178
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	3,000	3,567
Kent State University, Ohio Revenue Notes, Series 2012
5.000% due 05/01/2017	640	694
Ohio State General Obligation Bonds, Series 2011
5.000% due 08/01/2022	3,000	3,656
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,185
Ohio State Turnpike Commission Revenue Bonds, (FGIC Insured), Series 1998
5.500% due 02/15/2016	1,000	1,045
5.500% due 02/15/2017	225	245
Ohio State Water Development Authority Revenue Notes, Series 2011
5.000% due 06/01/2017	1,005	1,094
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2024	1,250	1,489

		15,641

OREGON 4.0%
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	549
Oregon State General Obligation Bonds, Series 2015
5.000% due 08/01/2027	2,000	2,479
5.000% due 08/01/2028	5,080	6,234

		9,262

PENNSYLVANIA 4.6%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2012
5.000% due 03/01/2024	500	598
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2017	500	545
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	900	1,033
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.250% due 06/15/2023	2,500	2,986
Pennsylvania Higher Educational Facilities Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 04/01/2016	250	261
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
0.900% due 12/01/2020	4,500	4,551
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2018	500	555

		10,529

RHODE ISLAND 3.5%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	7,500	8,213

TENNESSEE 0.9%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	870	1,001
5.250% due 09/01/2026	1,000	1,183

		2,184

TEXAS 10.3%
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
4.000% due 02/15/2023	1,225	1,386
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,216
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014
0.600% due 12/01/2042	7,000	7,017
La Joya Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
5.000% due 02/15/2027	1,000	1,183
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2020	1,000	1,175
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2010
1.200% due 08/01/2040	980	985
Pflugerville Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
5.000% due 02/15/2024	1,165	1,412
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
5.000% due 09/15/2025	1,000	1,183
San Antonio, Texas Water System Revenue Bonds, Series 2012
5.000% due 05/15/2023	1,500	1,813
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	3,000	3,414
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2008
5.625% due 12/15/2017	1,440	1,552

Texas State General Obligation Notes, Series 2010
4.000% due 12/01/2015	810	830
University of Texas System Revenue Bonds, Series 2010
5.000% due 08/15/2022	500	612

		23,778

WASHINGTON 1.9%
Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2024	1,000	1,256
Seattle, Washington Solid Waste Revenue Notes, Series 2014
5.000% due 05/01/2024	545	674
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	2,000	2,390

		4,320

WISCONSIN 0.5%
Wisconsin State Clean Water Fund Leveraged Loan Portfolio Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,000	1,235

Total Municipal Bonds & Notes (Cost $209,288)		216,632

SHORT-TERM INSTRUMENTS 4.5%
REPURCHASE AGREEMENTS (b) 0.2%		560

U.S. TREASURY BILLS 4.3%
0.028% due 05/21/2015 - 06/04/2015 (a)	9,900	9,900

Total Short-Term Instruments (Cost $10,460)		10,460

Total Investments in Securities (Cost $219,748)		227,092

Total Investments 98.1% (Cost $219,748)		$227,092
Other Assets and Liabilities, net 1.9%		4,482

Net Assets 100.0%		$231,574

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$560	Freddie Mac 2.080% due 10/17/2022	$(572)	$560	$560

Total Repurchase Agreements						$(572)	$560	$560

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,922	$0	$1,922
Arizona	0	7,512	0	7,512
Arkansas	0	382	0	382
California	0	24,999	0	24,999
Colorado	0	280	0	280
District of Columbia	0	1,177	0	1,177
Florida	0	11,475	0	11,475
Georgia	0	1,540	0	1,540
Guam	0	886	0	886
Illinois	0	12,911	0	12,911
Indiana	0	3,442	0	3,442
Iowa	0	529	0	529
Kansas	0	553	0	553
Kentucky	0	1,057	0	1,057
Maryland	0	72	0	72
Massachusetts	0	8,015	0	8,015
Michigan	0	3,129	0	3,129
Minnesota	0	1,097	0	1,097
Missouri	0	2,654	0	2,654
Nevada	0	3,994	0	3,994
New Hampshire	0	1,617	0	1,617
New Jersey	0	4,361	0	4,361
New Mexico	0	548	0	548
New York	0	41,247	0	41,247
North Carolina	0	6,071	0	6,071
Ohio	0	15,641	0	15,641
Oregon	0	9,262	0	9,262
Pennsylvania	0	10,529	0	10,529
Rhode Island	0	8,213	0	8,213
Tennessee	0	2,184	0	2,184
Texas	0	23,778	0	23,778
Washington	0	4,320	0	4,320
Wisconsin	0	1,235	0	1,235
Short-Term Instruments
Repurchase Agreements	0	560	0	560
U.S. Treasury Bills	0	9,900	0	9,900

Total Investments	$0	$227,092	$0	$227,092

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Active Exchange-Traded Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.6%
BANK LOAN OBLIGATIONS 0.9%
Chrysler Group LLC
3.500% due 05/24/2017		$698	$699
Community Health Systems, Inc.
3.428% due 12/31/2018		700	701

Total Bank Loan Obligations (Cost $1,399)			1,400

CORPORATE BONDS & NOTES 74.9%
BANKING & FINANCE 31.2%
Abbey National Treasury Services PLC
2.350% due 09/10/2019		1,000	1,017
Ally Financial, Inc.
3.125% due 01/15/2016		1,400	1,407
4.625% due 06/26/2015		500	503
Banco Bradesco S.A.
4.500% due 01/12/2017		200	206
Banco del Estado de Chile
2.000% due 11/09/2017		800	805
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,500	1,523
Banco Santander Chile
3.750% due 09/22/2015		200	202
Bank of America Corp.
6.500% due 08/01/2016		300	320
Bank of America N.A.
0.551% due 06/15/2016		250	249
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.230% due 03/20/2018	AUD	1,000	765
BBVA Bancomer S.A.
4.500% due 03/10/2016		$1,200	1,239
BOC Aviation Pte. Ltd.
3.875% due 05/09/2019		500	521
BPCE S.A.
0.901% due 06/17/2017		1,250	1,252
Cantor Fitzgerald LP
6.375% due 06/26/2015		1,500	1,517
DBS Bank Ltd.
0.863% due 07/15/2021		105	104
DBS Group Holdings Ltd.
0.754% due 07/16/2019		1,000	1,001
Denali Borrower LLC
5.625% due 10/15/2020		850	901
Eksportfinans ASA
2.000% due 09/15/2015		200	201
2.375% due 05/25/2016		900	905
5.500% due 05/25/2016		600	624
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
0.121% due 03/20/2017		100	98
5.125% due 01/21/2016		150	155
First Horizon National Corp.
5.375% due 12/15/2015		1,500	1,539
Ford Motor Credit Co. LLC
1.500% due 01/17/2017		2,400	2,406
General Motors Financial Co., Inc.
1.812% due 01/15/2020		100	100
2.750% due 05/15/2016		1,125	1,140
3.250% due 05/15/2018		250	255
Goldman Sachs Group, Inc.
1.417% due 04/23/2020 (d)		2,500	2,535
Hana Bank
1.375% due 02/05/2016		1,000	1,002
HBOS PLC
0.964% due 09/06/2017		1,000	1,000
0.973% due 09/30/2016		400	400
HSBC Finance Corp.
0.692% due 06/01/2016		2,000	1,998
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		1,200	1,196
2.000% due 11/08/2017		1,000	1,008
Hyundai Capital Services, Inc.
1.070% due 03/18/2017		1,000	1,002
International Lease Finance Corp.
4.875% due 04/01/2015		500	500
5.750% due 05/15/2016		300	312

8.625% due 09/15/2015	1,000	1,030
Intesa Sanpaolo SpA
3.625% due 08/12/2015	1,000	1,009
Jackson National Life Global Funding
1.250% due 02/21/2017	200	201
John Deere Capital Corp.
1.400% due 03/15/2017	200	202
JPMorgan Chase & Co.
1.212% due 01/23/2020	1,000	1,016
Korea Exchange Bank
3.125% due 06/26/2017	700	722
LeasePlan Corp. NV
2.500% due 05/16/2018	1,300	1,315
Macquarie Bank Ltd.
5.000% due 02/22/2017	1,722	1,835
Macquarie Group Ltd.
3.000% due 12/03/2018	250	257
Navient Corp.
6.250% due 01/25/2016	250	258
8.450% due 06/15/2018	700	779
Piper Jaffray Cos.
3.275% due 05/31/2017	250	250
4.775% due 11/30/2015	1,100	1,105
RCI Banque S.A.
4.600% due 04/12/2016	200	207
Regions Bank
7.500% due 05/15/2018	250	291
Regions Financial Corp.
5.750% due 06/15/2015	200	202
Royal Bank of Scotland PLC
5.000% due 05/17/2015	180	181
Shinhan Bank
4.375% due 09/15/2015	1,000	1,016
4.375% due 07/27/2017	200	212
Synchrony Financial
1.485% due 02/03/2020	1,200	1,207
1.875% due 08/15/2017	800	801
U.S. Bank N.A.
0.736% due 10/28/2019	1,000	1,004
3.778% due 04/29/2020	250	250
Weyerhaeuser Co.
6.950% due 08/01/2017	1,000	1,114

		48,372

INDUSTRIALS 32.0%
Actavis Funding SCS
1.523% due 03/12/2020	700	710
Actavis, Inc.
1.875% due 10/01/2017	500	501
Amgen, Inc.
2.125% due 05/15/2017	200	204
Anglo American Capital PLC
1.203% due 04/15/2016	200	200
Anheuser-Busch InBev Finance, Inc.
0.800% due 01/15/2016	100	100
Asciano Finance Ltd.
5.000% due 04/07/2018	600	646
Becton Dickinson and Co.
0.721% due 06/15/2016	1,300	1,302
1.800% due 12/15/2017	400	403
Cisco Systems, Inc.
0.762% due 03/01/2019	100	101
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018	143	155
Cox Communications, Inc.
5.875% due 12/01/2016	1,028	1,104
Daimler Finance North America LLC
2.400% due 04/10/2017	200	205
DISH DBS Corp.
7.125% due 02/01/2016	1,300	1,354
7.750% due 05/31/2015	300	302
Dominion Gas Holdings LLC
2.500% due 12/15/2019	200	204
Enbridge, Inc.
0.712% due 06/02/2017	1,200	1,186
Enterprise Products Operating LLC
1.250% due 08/13/2015	1,000	1,002
Express Scripts Holding Co.
2.250% due 06/15/2019	500	503
Forest Laboratories, Inc.
4.375% due 02/01/2019	750	804
Freeport-McMoRan, Inc.
2.300% due 11/14/2017	200	199
Georgia-Pacific LLC
2.539% due 11/15/2019	400	406

HCA, Inc.
6.500% due 02/15/2016	300	312
Heathrow Funding Ltd.
4.875% due 07/15/2023	1,000	1,124
Humana, Inc.
2.625% due 10/01/2019	500	510
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	1,400	1,409
Kansas City Southern de Mexico S.A. de C.V.
0.956% due 10/28/2016	700	699
Kia Motors Corp.
3.625% due 06/14/2016	1,140	1,170
Kinder Morgan Energy Partners LP
5.000% due 10/01/2021	100	107
6.000% due 02/01/2017	1,000	1,075
Kinder Morgan, Inc.
4.300% due 06/01/2025	100	103
KLA-Tencor Corp.
3.375% due 11/01/2019	100	104
Korea Expressway Corp.
5.125% due 05/20/2015	1,300	1,307
Korea National Oil Corp.
3.125% due 04/03/2017	2,000	2,060
Lafarge S.A.
6.200% due 07/09/2015	331	334
Life Technologies Corp.
3.500% due 01/15/2016	100	102
Lowe’s Cos., Inc.
0.685% due 09/10/2019	1,000	1,005
LyondellBasell Industries NV
5.000% due 04/15/2019	500	552
Masco Corp.
6.125% due 10/03/2016	1,000	1,071
Medtronic, Inc.
2.500% due 03/15/2020	900	920
MGM Resorts International
6.625% due 07/15/2015	1,300	1,315
Nissan Motor Acceptance Corp.
0.812% due 03/03/2017	1,000	1,003
Noble Holding International Ltd.
3.050% due 03/01/2016	1,000	1,006
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016	1,000	1,040
Penske Truck Leasing Co. LP
2.500% due 03/15/2016	100	101
Philip Morris International, Inc.
1.625% due 03/20/2017	200	203
3.250% due 11/10/2024	200	206
Pioneer Natural Resources Co.
6.875% due 05/01/2018	700	794
Reynolds American, Inc.
1.050% due 10/30/2015	1,100	1,101
7.750% due 06/01/2018	200	233
Rockies Express Pipeline LLC
3.900% due 04/15/2015	1,550	1,551
SABIC Capital BV
3.000% due 11/02/2015	200	203
Sabine Pass LNG LP
7.500% due 11/30/2016	1,150	1,228
SABMiller Holdings, Inc.
2.450% due 01/15/2017	200	204
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017	200	204
SK Broadband Co. Ltd.
2.875% due 10/29/2018	250	254
SK Telecom Co. Ltd.
2.125% due 05/01/2018	1,200	1,212
Sky PLC
2.625% due 09/16/2019	500	508
Southwestern Energy Co.
4.050% due 01/23/2020	1,000	1,034
7.500% due 02/01/2018	100	113
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016	935	959
6.221% due 07/03/2017	400	442
Thermo Fisher Scientific, Inc.
3.300% due 02/15/2022	800	822
Toll Brothers Finance Corp.
8.910% due 10/15/2017	500	580
Transocean, Inc.
4.950% due 11/15/2015	781	798
TRW Automotive, Inc.
7.250% due 03/15/2017	1,200	1,318
Tyson Foods, Inc.
2.650% due 08/15/2019	500	512

UAL Pass-Through Trust
10.400% due 05/01/2018	319	348
USG Corp.
6.300% due 11/15/2016	700	738
9.750% due 01/15/2018	595	692
VRX Escrow Corp.
5.375% due 03/15/2020	700	709
Walgreens Boots Alliance, Inc.
0.706% due 05/18/2016	700	701
Weatherford International Ltd.
5.500% due 02/15/2016	1,500	1,544
Woodside Finance Ltd.
3.650% due 03/05/2025	100	99
Wynn Las Vegas LLC
5.500% due 03/01/2025	100	102
Wynn Macau Ltd.
5.250% due 10/15/2021	200	190

		49,622

UTILITIES 11.7%
AES Corp.
3.262% due 06/01/2019	1,000	998
BG Energy Capital PLC
4.000% due 10/15/2021	400	417
6.500% due 11/30/2072	1,200	1,286
British Telecommunications PLC
1.250% due 02/14/2017	200	200
Enable Midstream Partners LP
2.400% due 05/15/2019	200	196
FirstEnergy Corp.
2.750% due 03/15/2018	1,250	1,281
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	200	219
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	1,110	1,145
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	200	206
KT Corp.
1.750% due 04/22/2017	1,000	1,002
3.875% due 01/20/2017	265	276
Orange S.A.
2.750% due 09/14/2016	1,200	1,227
2.750% due 02/06/2019	100	104
Petrobras Global Finance BV
2.393% due 01/15/2019	500	434
2.631% due 03/17/2017	1,700	1,568
3.250% due 03/17/2017	400	370
Petroleos Mexicanos
5.750% due 03/01/2018	950	1,046
Plains All American Pipeline LP
2.600% due 12/15/2019	400	402
Sinopec Group Overseas Development Ltd.
1.032% due 04/10/2017	900	900
1.172% due 04/10/2019	200	200
Sprint Communications, Inc.
6.000% due 12/01/2016	1,400	1,464
Telecom Italia Capital S.A.
5.250% due 10/01/2015	100	102
Telstra Corp. Ltd.
3.125% due 04/07/2025 (a)	500	499
Verizon Communications, Inc.
2.021% due 09/14/2018 (d)	2,347	2,450
2.500% due 09/15/2016	137	140

		18,132

Total Corporate Bonds & Notes (Cost $116,189)		116,126

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.3%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	500	510

Total Municipal Bonds & Notes (Cost $500)		510

U.S. TREASURY OBLIGATIONS 11.1%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	604	610
0.125% due 04/15/2019	16,269	16,595

Total U.S. Treasury Obligations (Cost $17,030)		17,205

MORTGAGE-BACKED SECURITIES 6.8%
Banc of America Commercial Mortgage Trust
5.617% due 07/10/2046		116	122
BCAP LLC Trust
0.331% due 03/26/2037		138	136
Bear Stearns Adjustable Rate Mortgage Trust
2.354% due 02/25/2033		4	4
Carefree Portfolio Trust
1.495% due 11/15/2019		1,000	1,000
Citigroup Mortgage Loan Trust, Inc.
2.721% due 11/25/2038		80	80
Commercial Mortgage Trust
1.077% due 06/11/2027		1,300	1,296
Countrywide Alternative Loan Trust
0.624% due 08/25/2033		6	7
Credit Suisse Mortgage Capital Certificates
2.536% due 09/27/2036		76	76
DBUBS Mortgage Trust
3.742% due 11/10/2046		708	720
Eurosail PLC
0.862% due 06/13/2045	GBP	389	571
First Horizon Mortgage Pass-Through Trust
2.565% due 09/25/2033		$109	110
Granite Mortgages PLC
0.550% due 09/20/2044		193	193
GSR Mortgage Loan Trust
2.670% due 09/25/2035		88	88
Jefferies Resecuritization Trust
5.246% due 07/26/2037		17	17
JPMorgan Chase Commercial Mortgage Securities Trust
1.155% due 07/15/2031		1,500	1,494
5.814% due 06/12/2043		253	263
JPMorgan Resecuritization Trust
2.099% due 07/27/2037		190	191
MASTR Adjustable Rate Mortgages Trust
2.645% due 04/21/2034		164	167
Residential Accredit Loans, Inc. Trust
0.614% due 06/25/2034		167	165
Selkirk Ltd.
1.183% due 02/20/2041		113	113
1.860% due 12/20/2041		1,398	1,417
Sequoia Mortgage Trust
0.836% due 06/20/2033		12	11
0.893% due 11/22/2024		26	26
Structured Asset Mortgage Investments Trust
0.758% due 07/19/2034		26	26
0.838% due 09/19/2032		48	47
Thornburg Mortgage Securities Trust
2.229% due 04/25/2045		385	388
Wachovia Bank Commercial Mortgage Trust
0.352% due 06/15/2049		600	589
WaMu Mortgage Pass-Through Certificates Trust
0.484% due 01/25/2045		50	47
0.574% due 06/25/2044		1,195	1,111
2.444% due 06/25/2033		9	9
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 06/25/2035		10	10

Total Mortgage-Backed Securities (Cost $10,493)			10,494

ASSET-BACKED SECURITIES 8.1%
Alba SPV SRL
1.569% due 04/20/2040	EUR	69	75
ALM Ltd.
1.493% due 07/18/2022		$709	709
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.931% due 09/25/2033		70	67
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.434% due 10/25/2035		15	15
Atrium CDO Corp.
1.357% due 11/16/2022		491	491
Bear Stearns Asset-Backed Securities Trust
0.974% due 10/27/2032		48	45
Cavalry CLO Ltd.
1.528% due 01/16/2024		1,000	997
CIFC Funding Ltd.
1.553% due 01/19/2023		500	501
COA Summit CLO Ltd.
1.607% due 04/20/2023		300	300
Cordatus CLO PLC
0.370% due 01/30/2024	EUR	1,397	1,482
Credit Suisse First Boston Mortgage Securities Corp.
2.424% due 10/25/2032		$116	116

Drug Royalty LP
3.081% due 07/15/2023		281	285
Duane Street CLO Ltd.
0.487% due 11/14/2021		188	187
Duchess CLO BV
0.260% due 02/28/2023	EUR	116	124
Eagle Ltd.
2.570% due 12/15/2039		$234	234
First Franklin Mortgage Loan Trust
0.924% due 11/25/2034		419	397
Gallatin CLO Ltd.
1.523% due 07/15/2023		1,000	999
Halcyon Structured Asset Management Long/Short Ltd.
0.481% due 08/07/2021		49	49
Highbridge Loan Management Ltd.
1.497% due 09/20/2022		500	501
Madison Park Funding Ltd.
1.521% due 06/15/2022		477	478
National Collegiate Student Loan Trust
0.414% due 11/27/2028		337	331
Navient Private Education Loan Trust
1.402% due 12/15/2028		1,000	1,006
Neuberger Berman CLO Ltd.
1.406% due 07/25/2023		1,000	1,001
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.674% due 03/25/2035		145	145
Symphony CLO LP
1.352% due 01/09/2023		1,250	1,245
Voya CLO Ltd.
1.570% due 10/15/2022 (a)		400	400
1.615% due 10/15/2022 (a)		300	298

Total Asset-Backed Securities (Cost $12,545)			12,478

SOVEREIGN ISSUES 5.3%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		200	201
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	6,000	1,825
Export-Import Bank of Korea
1.250% due 11/20/2015		$550	552
Japan Finance Organization for Municipalities
1.500% due 09/12/2017		4,100	4,132
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,000	1,002
Qatar Government International Bond
3.125% due 01/20/2017		500	520

Total Sovereign Issues (Cost $9,004)			8,232

SHORT-TERM INSTRUMENTS 2.2%
CERTIFICATES OF DEPOSIT 1.0%
Intesa Sanpaolo SpA
1.650% due 04/07/2015		200	200
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		1,400	1,400

			1,600

COMMERCIAL PAPER 0.9%
Tesco Treasury Services PLC
1.024% due 08/17/2015		1,400	1,385

REPURCHASE AGREEMENTS (c) 0.3%			442

Total Short-Term Instruments (Cost $3,437)			3,427

Total Investments in Securities (Cost $170,597)			169,872

Total Investments 109.6% (Cost $170,597)			$169,872
Financial Derivative Instruments (e)(f) 0.3% (Cost or Premiums, net $(536))			493
Other Assets and Liabilities, net (9.9%)			(15,347)

Net Assets 100.0%			$155,018

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$442	Fannie Mae 2.200% due 10/17/2022	$(454)	$442	$442

Total Repurchase Agreements						$(454)	$442	$442

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
UBS	0.380%	03/30/2015	04/13/2015	$(2,414)	$(2,414)
	0.400%	03/30/2015	04/13/2015	(2,256)	(2,256)

Total Reverse Repurchase Agreements					$(4,670)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	0.270%	03/19/2015	04/21/2015	$(2,127)	$(2,128)
	0.520%	03/27/2015	04/10/2015	(3,157)	(3,158)
GSC	0.880%	03/31/2015	04/01/2015	(4,378)	(4,378)

Total Sale-Buyback Transactions					$(9,664)

(2)	The average amount of borrowings outstanding during the period ended March 31, 2015 was $30,868 at a weighted average interest rate of (0.151%).
(3)	Payable for sale-buyback transactions includes $2 of deferred price drop.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (3)
U.S. Treasury Notes	1.625%	07/31/2019	$9,400	$(9,518)	$(9,568)

Total Short Sales				$(9,518)	$(9,568)

(3)	Payable for short sales includes $27 of accrued interest.

(d)	Securities with an aggregate market value of $14,657 have been pledged as collateral under the terms of master agreements as of March 31, 2015.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar June Futures	$99.250	03/14/2016	73	$(26)	$(29)
Call - CME 90-Day Eurodollar June Futures	98.750	06/13/2016	111	(81)	(112)
Put - CME 90-Day Eurodollar June Futures	98.750	06/13/2016	111	(101)	(51)
Call - CME 90-Day Eurodollar June Futures	99.250	06/13/2016	145	(59)	(54)
Put - CME 90-Day Eurodollar June Futures	99.250	06/13/2016	145	(169)	(154)
Put - CME 90-Day Eurodollar March Futures	99.250	03/14/2016	73	(51)	(46)

				$(487)	$(446)

Total Written Options				$(487)	$(446)

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note June Futures	Long	06/2015	182	$136	$26	$0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2017	240	(120)	13	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	143	(21)	11	(3)

Total Futures Contracts				$(5)	$50	$(3)

Swap Agreements:

Interest Rate Swaps

							Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	0.985%	06/17/2017	$31,800	$(160)	$(94)	$0	$(18)

Total Swap Agreements					$(160)	$(94)	$0	$(18)

Cash of $1,308 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2015		$2,041	GBP	1,375	$0	$(1)
	05/2015	GBP	1,375		$2,041	2	0
BOA	04/2015	JPY	422,100		3,534	15	0
	04/2015		$1,987	JPY	237,500	0	(7)
	05/2015	JPY	237,500		$1,988	6	0
BPS	04/2015	AUD	967		752	15	0
	05/2015	GBP	96		144	1	0
	06/2015	ILS	123		31	0	0
BRC	05/2015		$1,440	EUR	1,325	0	(15)
CBK	05/2015	EUR	1,452		$1,561	0	(1)
	05/2015		$1,585	EUR	1,472	1	(2)
DUB	04/2015	GBP	1,312		$2,035	89	0
FBF	04/2015		63		93	0	0
	07/2015	BRL	6,000		2,467	638	0
HUS	05/2015	EUR	1,378		1,457	0	(26)
MSB	04/2015		$1,376	GBP	913	0	(22)
	05/2015	EUR	2,817		$3,062	31	0
	06/2015	ILS	7,726		1,943	1	0
SCX	05/2015		$78	EUR	69	0	(4)
UAG	04/2015		1,527	JPY	184,600	12	0
	05/2015	EUR	3,052		$3,473	189	0

Total Forward Foreign Currency Contracts						$1,000	$(78)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.250%	05/26/2015	$39,100	$(49)	$(12)

Total Written Options							$(49)	$(12)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,400	$0	$1,400
Corporate Bonds & Notes
Banking & Finance	0	48,372	0	48,372
Industrials	0	49,467	155	49,622
Utilities	0	18,132	0	18,132
Municipal Bonds & Notes
California	0	510	0	510
U.S. Treasury Obligations	0	17,205	0	17,205
Mortgage-Backed Securities	0	10,494	0	10,494
Asset-Backed Securities	0	12,244	234	12,478
Sovereign Issues	0	8,232	0	8,232
Short-Term Instruments
Certificates of Deposit	0	1,600	0	1,600
Commercial Paper	0	1,385	0	1,385
Repurchase Agreements	0	442	0	442

Total Investments	$0	$169,483	$389	$169,872

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(9,568)	$0	$(9,568)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	50	0	0	50
Over the counter	0	1,000	0	1,000
	$50	$1,000	$0	$1,050

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(449)	(18)	0	(467)
Over the counter	0	(90)	0	(90)

	$(449)	$(108)	$0	$(557)

Totals	$(399)	$160,807	$389	$160,797

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2015. There were assets and liabilities valued at $1,831 transferred from Level 3 to Level 2 during the period ended March 31, 2015. There were no significant assets and liabilities transferred from Level 2 to Level 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.9%
MUNICIPAL BONDS & NOTES 96.6%
ARIZONA 1.9%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2017	$1,000	$1,053

CALIFORNIA 3.3%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.720% due 04/01/2047	1,000	1,016
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	250	271
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2015
5.000% due 06/01/2019 (a)	500	576

		1,863

CONNECTICUT 3.0%
Stratford, Connecticut General Obligation Notes, Series 2011
3.500% due 08/01/2015	1,635	1,651

FLORIDA 13.7%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2016	1,000	1,053
Florida Municipal Power Agency Revenue Notes, Series 2011
4.000% due 10/01/2015	1,775	1,807
Florida State General Obligation Notes, Series 2009
5.000% due 06/01/2019	625	721
Lakeland, Florida Department of Electric Utilities Revenue Notes, Series 2012
0.770% due 10/01/2017	3,000	3,020
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	500	500
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2008
5.250% due 10/01/2018	500	570

		7,671

GEORGIA 2.8%
Atlanta Department of Aviation, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2018	500	555
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	1,000	1,023

		1,578

ILLINOIS 2.6%
Illinois Finance Authority Revenue Bonds, Series 2008
1.300% due 07/01/2042	390	393
Illinois State General Obligation Notes, Series 2012
5.000% due 08/01/2016	1,000	1,055

		1,448

MASSACHUSETTS 1.8%
Massachusetts Development Finance Agency Revenue Notes, Series 2014
1.500% due 08/01/2019	1,000	1,003

MICHIGAN 1.8%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	1,017

MINNESOTA 3.5%
Northern Municipal Power Agency, Minnesota Revenue Notes, Series 2010
5.000% due 01/01/2019	750	849
Southern Minnesota Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 01/01/2017	1,000	1,080

		1,929

NEBRASKA 3.8%
Nebraska Public Power District Revenue Notes, Series 2012
5.000% due 01/01/2019	1,330	1,513
Nebraska Public Power District Revenue Notes, Series 2014
5.000% due 07/01/2020	500	586

		2,099

NEVADA 3.8%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	1,000	999
Clark Department of Aviation, Nevada Revenue Notes, Series 2014
5.000% due 07/01/2018	1,000	1,122

		2,121

NEW JERSEY 1.9%
New Jersey Transit Corp. Revenue Notes, Series 2014
5.000% due 09/15/2017	1,000	1,087

NEW MEXICO 2.0%
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	1,000	1,138

NEW YORK 10.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 11/15/2015	220	226
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
4.000% due 08/15/2015	500	507
New York City, New York General Obligation Notes, Series 2007
5.000% due 08/01/2016	1,040	1,103
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,126
New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	250	264
5.000% due 07/01/2018	1,000	1,113
New York State Dormitory Authority Revenue Notes, Series 2012
4.000% due 05/15/2017	450	482
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,141

		5,962

NORTH CAROLINA 2.5%
Durham, North Carolina Revenue Notes, Series 2010
4.000% due 10/01/2016	250	262
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	1,000	1,124

		1,386

OHIO 8.2%
Cincinnati, Ohio Water System Revenue Notes, Series 2009
5.000% due 12/01/2017	1,000	1,110
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	1,000	1,058
Ohio Higher Educational Facility Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 12/01/2019	750	878
Ohio State University Revenue Notes, Series 2010
5.000% due 12/01/2016	500	537
Ohio State Water Development Authority Revenue Bonds, Series 2003
5.250% due 06/01/2015	1,000	1,008

		4,591

OKLAHOMA 0.8%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	420	459

OREGON 0.9%
Oregon Health & Science University Revenue Notes, Series 2012
5.000% due 07/01/2020	225	263
Portland, Oregon Sewer System Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 06/01/2015	245	247

		510

PENNSYLVANIA 2.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.750% due 12/01/2033	1,500	1,514

TEXAS 15.0%
Austin, Texas Water & Wastewater System Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 11/15/2015	500	516

Austin, Texas Water & Wastewater System Revenue Notes, Series 2009
5.000% due 11/15/2017	250	277
City Public Service Board of San Antonio, Texas Revenue Notes, Series 2014
5.000% due 02/01/2020	750	874
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2009
5.000% due 11/01/2017	1,000	1,112
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2012
4.000% due 11/01/2015	500	511
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2013
5.000% due 11/01/2018	500	567
Fort Bend Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2010
5.000% due 08/15/2016	500	532
Lower Colorado River Authority, Texas Revenue Notes, Series 2013
5.000% due 05/15/2017	1,595	1,734
San Antonio, Texas Water System Revenue Bonds, Series 2013
0.700% due 05/01/2043	1,000	1,000
Texas Public Finance Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	1,000	1,009
University of North Texas Revenue Notes, Series 2010
5.000% due 04/15/2016	250	262

		8,394

UTAH 2.5%
Intermountain Power Agency, Utah Revenue Notes, Series 2013
5.000% due 07/01/2018	760	855
Intermountain Power Agency, Utah Revenue Notes, Series 2014
5.000% due 07/01/2018	500	563

		1,418

VIRGINIA 2.3%
Virginia Public School Authority Revenue Notes, Series 2011
5.000% due 08/01/2018	1,140	1,289

WASHINGTON 3.6%
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
5.000% due 12/01/2015	1,000	1,031
Washington State General Obligation Notes, Series 2013
5.000% due 07/01/2017	910	997

		2,028

WISCONSIN 1.5%
Wisconsin Department of Transportation Revenue Notes, Series 2013
4.000% due 07/01/2018	750	822

Total Municipal Bonds & Notes (Cost $53,668)		54,031

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Notes
0.250% due 05/31/2015	900	900
0.375% due 06/15/2015	100	100

Total U.S. Treasury Obligations (Cost $1,001)		1,000

SHORT-TERM INSTRUMENTS 2.5%
REPURCHASE AGREEMENTS (c) 0.9%		500

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 1.6%
0.033% due 06/04/2015 (b)	900	900

Total Short-Term Instruments (Cost $1,400)		1,400

Total Investments in Securities (Cost $56,069)		56,431

Total Investments 100.9% (Cost $56,069)		$56,431
Other Assets and Liabilities, net (0.9%)		(522)

Net Assets 100.0%		$55,909

Notes to Schedule of Investments (amounts in thousands):

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	03/31/2015	04/01/2015	$500	Freddie Mac 2.080% due 10/17/2022	$(513)	$500	$500

Total Repurchase Agreements						$(513)	$500	$500

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$1,053	$0	$1,053
California	0	1,863	0	1,863
Connecticut	0	1,651	0	1,651
Florida	0	7,671	0	7,671
Georgia	0	1,578	0	1,578
Illinois	0	1,448	0	1,448
Massachusetts	0	1,003	0	1,003
Michigan	0	1,017	0	1,017
Minnesota	0	1,929	0	1,929
Nebraska	0	2,099	0	2,099
Nevada	0	2,121	0	2,121
New Jersey	0	1,087	0	1,087
New Mexico	0	1,138	0	1,138
New York	0	5,962	0	5,962
North Carolina	0	1,386	0	1,386
Ohio	0	4,591	0	4,591
Oklahoma	0	459	0	459
Oregon	0	510	0	510
Pennsylvania	0	1,514	0	1,514
Texas	0	8,394	0	8,394
Utah	0	1,418	0	1,418
Virginia	0	1,289	0	1,289
Washington	0	2,028	0	2,028
Wisconsin	0	822	0	822
U.S. Treasury Obligations	0	1,000	0	1,000
Short-Term Instruments
Repurchase Agreements	0	500	0	500
U.S. Treasury Bills	0	900	0	900

Total Investments	$0	$56,431	$0	$56,431

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Active Exchange-Traded Fund

March 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.4%
BANK LOAN OBLIGATIONS 1.1%
Biomet, Inc.
3.674% due 07/25/2017		$4,613	$4,613
H.J. Heinz Co.
3.250% due 06/05/2020		9,696	9,715
HCA, Inc.
3.025% due 05/01/2018		3,940	3,947
Hologic, Inc.
3.250% due 08/01/2019		1,665	1,668
MGM Resorts International
2.928% due 12/20/2017		9,775	9,763

Total Bank Loan Obligations (Cost $29,733)			29,706

CORPORATE BONDS & NOTES 33.2%
BANKING & FINANCE 23.1%
Allstate Life Global Funding Trusts
1.135% due 11/25/2016		2,500	2,498
Ally Financial, Inc.
2.937% due 07/18/2016		2,600	2,607
3.500% due 07/18/2016		2,000	2,030
3.500% due 01/27/2019		10,000	9,900
Banco Popolare SC
3.500% due 03/14/2019	EUR	7,400	8,431
Bank of America Corp.
2.600% due 01/15/2019		$28,900	29,430
6.875% due 04/25/2018		10,000	11,445
Bankia S.A.
0.255% due 01/25/2016	EUR	500	538
3.500% due 01/17/2019		2,100	2,461
3.625% due 10/05/2016		5,050	5,721
4.375% due 02/14/2017		3,800	4,368
Barclays Bank PLC
7.625% due 11/21/2022		$16,900	19,815
7.750% due 04/10/2023		5,400	5,994
14.000% due 06/15/2019 (e)	GBP	4,500	8,998
BPCE S.A.
4.625% due 07/11/2024		$22,000	22,618
5.150% due 07/21/2024		10,000	10,705
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		5,200	6,396
Citigroup, Inc.
1.216% due 07/25/2016		10,000	10,056
Credit Agricole S.A.
8.125% due 09/19/2033		11,200	12,768
Credit Suisse AG
6.500% due 08/08/2023		18,400	21,055
Eksportfinans ASA
0.890% due 06/16/2015	JPY	1,100,000	9,186
2.000% due 09/15/2015		$6,800	6,820
2.375% due 05/25/2016		12,491	12,567
5.500% due 06/26/2017		1,000	1,067
Ford Motor Credit Co. LLC
1.500% due 01/17/2017		3,500	3,508
6.625% due 08/15/2017		15,600	17,331
General Electric Capital Corp.
6.375% due 11/15/2067		46,100	50,134
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		11,000	12,370
International Lease Finance Corp.
8.625% due 09/15/2015		8,500	8,755
Intesa Sanpaolo SpA
2.375% due 01/13/2017		10,000	10,122
3.125% due 01/15/2016		4,136	4,193
3.875% due 01/16/2018		7,500	7,868
JPMorgan Chase & Co.
1.063% due 05/30/2017	GBP	6,200	9,124
6.300% due 04/23/2019		$11,300	13,134
JPMorgan Chase Bank N.A.
0.748% due 05/31/2017	EUR	4,200	4,520
KBC Bank NV
8.000% due 01/25/2023		$25,600	28,832
Korea Exchange Bank
3.125% due 06/26/2017		5,000	5,160

LBG Capital PLC
15.000% due 12/21/2019	GBP	7,100	14,880
15.000% due 12/21/2019	EUR	1,800	2,901
MassMutual Global Funding
2.350% due 04/09/2019		$21,600	22,032
Navient Corp.
5.500% due 01/15/2019		1,900	1,943
6.250% due 01/25/2016		5,857	6,040
8.450% due 06/15/2018		3,400	3,782
8.780% due 09/15/2016	MXN	65,600	4,331
Novo Banco S.A.
5.875% due 11/09/2015	EUR	3,700	4,015
Pacific Life Insurance Co.
9.250% due 06/15/2039		$5,000	8,024
Rabobank Group
6.875% due 03/19/2020	EUR	2,600	3,426
SLM Student Loan Trust
0.577% due 12/15/2033		42,365	43,807
0.605% due 07/25/2039		8,500	8,557
1.112% due 03/15/2038	GBP	26,146	35,788
5.150% due 12/15/2039		9,710	13,280
Springleaf Finance Corp.
6.900% due 12/15/2017		$1,400	1,494
Trafford Centre Finance Ltd.
0.764% due 07/28/2015	GBP	219	324
UBS AG
7.625% due 08/17/2022		$16,950	20,588

			597,737

INDUSTRIALS 7.6%
Anadarko Petroleum Corp.
8.700% due 03/15/2019		7,500	9,177
Apple, Inc.
2.850% due 05/06/2021		20,500	21,377
BAT International Finance PLC
9.500% due 11/15/2018		11,465	14,520
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		16,000	17,321
CVS Health Corp.
2.250% due 12/05/2018		1,600	1,637
DISH DBS Corp.
7.125% due 02/01/2016		3,038	3,163
Enterprise Products Operating LLC
6.300% due 09/15/2017		11,715	13,083
Hampton Roads PPV LLC
6.621% due 06/15/2053		36,376	37,019
HCA, Inc.
7.190% due 11/15/2015		3,991	4,138
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	7,800	5,871
Hospira, Inc.
6.050% due 03/30/2017		$4,200	4,576
Hyundai Capital America
2.550% due 02/06/2019		7,590	7,726
McKesson Corp.
1.292% due 03/10/2017		7,000	7,009
Meccanica Holdings USA, Inc.
6.250% due 07/15/2019		6,900	7,711
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019		10,000	11,347
MGM Resorts International
10.000% due 11/01/2016		1,100	1,224
Mondelez International, Inc.
0.775% due 02/01/2019		1,825	1,810
2.250% due 02/01/2019		16,200	16,397
Petrofac Ltd.
3.400% due 10/10/2018		1,550	1,529
Southern Gas Networks PLC
0.851% due 10/21/2015	GBP	6,000	8,886
Total Capital International S.A.
0.826% due 08/10/2018		$1,100	1,107

			196,628

UTILITIES 2.5%
AT&T, Inc.
0.937% due 03/11/2019		4,622	4,582
2.375% due 11/27/2018		9,302	9,440
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		2,200	2,241
Petrobras Global Finance BV
3.151% due 03/17/2020		700	606
4.875% due 03/17/2020		200	180
5.750% due 01/20/2020		1,800	1,678

Plains All American Pipeline LP
6.500% due 05/01/2018		2,130	2,418
Telefonica Europe BV
6.500% due 09/18/2018 (e)	EUR	17,600	21,316
Verizon Communications, Inc.
3.650% due 09/14/2018		$20,025	21,300

			63,761

Total Corporate Bonds & Notes (Cost $869,781)			858,126

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 0.9%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039		4,500	7,056
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		4,400	6,932
7.950% due 03/01/2036		5,500	6,782
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		900	1,244

			22,014

FLORIDA 0.4%
Palm Beach County, Florida Revenue Bonds, Series 2013
5.250% due 11/01/2043		7,520	8,328
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2013
2.995% due 07/01/2020		2,265	2,330

			10,658

SOUTH DAKOTA 0.3%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
3.539% due 06/01/2022		8,000	8,155

Total Municipal Bonds & Notes (Cost $38,896)			40,827

U.S. GOVERNMENT AGENCIES 16.0%
Fannie Mae
0.000% due 12/25/2032 - 02/25/2040 (b)		7,975	7,545
0.646% due 08/25/2022 (a)		20,353	742
2.343% due 09/01/2034		73	77
2.445% due 04/01/2036		45	49
2.500% due 03/25/2033		2	2
3.000% due 03/25/2033 - 05/01/2045		45,011	45,917
3.500% due 06/25/2042 - 05/01/2045		129,617	136,049
4.000% due 07/01/2042 - 05/01/2045		142,339	151,962
4.476% due 09/25/2040 (a)		16,300	2,092
4.500% due 11/25/2035 - 03/25/2041		233	258
5.000% due 02/01/2033 - 04/01/2038		1,042	1,144
5.500% due 09/01/2026 - 08/01/2038		990	1,103
5.826% due 09/25/2042 (a)		119,272	30,017
6.000% due 05/25/2031 - 07/25/2037		148	171
6.246% due 04/25/2040 (a)		337	56
6.757% due 05/25/2042		491	509
7.026% due 05/25/2036 (a)		4,664	787
20.495% due 01/25/2036		1,659	2,118
23.250% due 07/25/2023		30	45
Fannie Mae Strips
0.000% due 07/25/2031 (b)		59	53
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)		2,305	2,103
2.237% due 10/01/2036		11	12
2.365% due 11/01/2023		2	2
2.480% due 07/01/2036		74	80
2.554% due 12/01/2031		205	220
3.000% due 01/15/2043 - 02/15/2043		9	8
3.500% due 12/15/2028 (a)		8,414	816
3.500% due 02/15/2043 - 04/15/2043		4	4
4.500% due 10/01/2037		395	426
4.856% due 05/15/2041		6,724	6,965
5.000% due 03/01/2033 - 07/15/2041		647	720
5.000% due 08/15/2039 (a)		888	72
5.250% due 04/15/2033		85	94
5.500% due 08/15/2033 - 09/01/2037		541	602
6.000% due 02/01/2033 - 08/01/2037		624	693
6.759% due 06/15/2042		2,966	2,914
9.551% due 01/15/2041		8,186	9,038
18.812% due 10/15/2023		386	550
19.183% due 05/15/2033		166	239
Ginnie Mae
3.500% due 12/20/2040 - 04/01/2045		6,085	6,409
4.750% due 01/20/2035		32	37
5.500% due 04/16/2034 - 07/20/2037		84	96

5.924% due 12/20/2035 (a)		6,000	1,253

Total U.S. Government Agencies (Cost $410,753)			414,049

U.S. TREASURY OBLIGATIONS 34.5%
U.S. Treasury Bonds
2.500% due 02/15/2045		121,100	120,078
2.750% due 11/15/2042		35,800	37,235
2.875% due 05/15/2043		3,700	3,945
3.000% due 11/15/2044		37,000	40,553
3.125% due 08/15/2044		33,800	37,901
3.375% due 05/15/2044		32,600	38,221
3.750% due 11/15/2043		10,000	12,496
6.250% due 05/15/2030		101,800	154,744
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024 (h)		47,743	47,833
0.250% due 01/15/2025		42,632	43,025
0.625% due 07/15/2021		75,396	79,131
0.750% due 02/15/2045		11,713	11,957
1.375% due 02/15/2044		7,422	8,754
2.375% due 01/15/2025		47,370	57,517
U.S. Treasury Notes
2.000% due 02/15/2025		2,700	2,717
2.375% due 08/15/2024 (h)(j)		75,000	77,965
2.500% due 05/15/2024 (h)		112,200	117,863

Total U.S. Treasury Obligations (Cost $868,117)			891,935

MORTGAGE-BACKED SECURITIES 5.6%
Aggregator of Loans Backed by Assets
2.814% due 12/16/2042	GBP	7,351	11,033
American Home Mortgage Investment Trust
1.878% due 09/25/2045		$60	58
Banc of America Alternative Loan Trust
6.000% due 03/25/2034		32	34
Banc of America Mortgage Trust
2.496% due 10/25/2034		1,517	1,483
Banc of America Re-REMIC Trust
5.592% due 06/24/2050		5,555	5,770
BCAP LLC Trust
4.000% due 04/26/2037		3,291	3,354
5.596% due 01/27/2037		4,969	4,971
Bear Stearns ALT-A Trust
0.814% due 04/25/2034		85	83
Countrywide Home Loan Mortgage Pass-Through Trust
0.714% due 03/25/2035		374	352
Credit Suisse First Boston Mortgage Securities Corp.
0.824% due 11/25/2031		57	49
2.705% due 11/25/2034		114	116
Credit Suisse Mortgage Capital Certificates
2.550% due 10/27/2036		68	66
5.509% due 04/15/2047		200	206
6.000% due 05/27/2036		79	78
Granite Master Issuer PLC
0.316% due 12/20/2054		8	8
Great Hall Mortgages PLC
0.155% due 03/18/2039	EUR	505	522
0.400% due 06/18/2039		$5,487	5,205
0.694% due 03/18/2039	GBP	6,006	8,566
0.704% due 06/18/2039		36,269	51,490
0.714% due 06/18/2038		7,750	11,107
GSR Mortgage Loan Trust
2.543% due 09/25/2034		$842	797
HomeBanc Mortgage Trust
0.504% due 10/25/2035		5,496	4,933
JPMorgan Mortgage Trust
2.579% due 07/25/2035		113	113
JPMorgan Resecuritization Trust
5.637% due 07/27/2037		81	77
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		1,718	1,749
Leek Finance PLC
0.844% due 12/21/2037	GBP	1,407	2,195
Lehman XS Trust
1.128% due 11/25/2035		$176	166
MASTR Adjustable Rate Mortgages Trust
2.501% due 03/25/2035		6,358	6,335
Merrill Lynch Mortgage Investors Trust
2.016% due 05/25/2029		52	52
Residential Accredit Loans, Inc. Trust
5.500% due 11/25/2034		6,391	6,474
Residential Asset Securitization Trust
0.724% due 08/25/2033		83	76
RMAC Securities PLC
0.712% due 06/12/2044	GBP	3,627	5,096

Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$327	342
5.331% due 02/16/2044		324	341
5.336% due 05/16/2047		389	404
Sequoia Mortgage Trust
0.605% due 02/20/2035		3,284	3,130
Structured Adjustable Rate Mortgage Loan Trust
0.571% due 06/25/2035		98	98
Thornburg Mortgage Securities Trust
5.366% due 10/25/2046		8,388	8,265
Wachovia Bank Commercial Mortgage Trust
0.352% due 06/15/2049		378	371

Total Mortgage-Backed Securities (Cost $144,947)			145,565

ASSET-BACKED SECURITIES 2.4%
Aquilae CLO PLC
0.401% due 01/17/2023	EUR	118	126
Berica Asset-Backed Security SRL
0.321% due 12/31/2055		2,461	2,641
Clavos Euro CDO Ltd.
0.649% due 04/18/2023		528	568
EFS Volunteer LLC
1.051% due 07/26/2027		$693	697
First Franklin Mortgage Loan Asset-Backed Certificates
0.999% due 05/25/2034		6,159	5,697
Hyde Park CDO BV
0.429% due 06/14/2022	EUR	2,160	2,302
Long Beach Mortgage Loan Trust
1.074% due 06/25/2035		$7,263	6,747
Magi Funding PLC
0.429% due 04/11/2021	EUR	44	47
Mid-State Capital Corp. Trust
6.005% due 08/15/2037		$54	56
Mid-State Trust
6.340% due 10/15/2036		7,750	8,457
North Carolina State Education Assistance Authority
0.706% due 10/26/2020		17	17
Securitized Asset-Backed Receivables LLC Trust
0.464% due 12/25/2035		7,242	6,378
SLM Student Loan Trust
0.155% due 01/25/2041	EUR	10,000	9,733
0.605% due 01/25/2040		6,800	6,473
0.820% due 12/15/2027		10,089	10,670
Wood Street CLO BV
0.431% due 11/22/2021		878	935

Total Asset-Backed Securities (Cost $59,989)			61,544

SOVEREIGN ISSUES 12.9%
Autonomous Community of Andalusia
5.200% due 07/15/2019		8,000	10,232
Autonomous Community of Catalonia
2.750% due 03/24/2016	CHF	200	209
4.300% due 11/15/2016	EUR	900	1,021
4.750% due 06/04/2018		900	1,073
4.950% due 02/11/2020		12,020	14,842
Autonomous Community of Valencia
4.375% due 07/16/2015		600	656
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$1,200	1,208
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	5,100	1,551
0.000% due 10/01/2015		364,200	107,151
0.000% due 01/01/2016		128,500	36,604
0.000% due 04/01/2016		75,000	20,708
France Government Bond
0.500% due 05/25/2025	EUR	6,400	6,899
3.250% due 05/25/2045		700	1,167
Mexico Government International Bond (d)
3.500% due 12/14/2017	MXN	307,272	21,223
4.000% due 11/15/2040		34,436	2,481
4.000% due 11/08/2046		336,409	24,582
New Zealand Government Bond
3.000% due 09/20/2030	NZD	20,448	17,771
Province of British Columbia
2.650% due 09/22/2021		$10,000	10,505
Province of Quebec
2.625% due 02/13/2023		25,000	25,808
Republic of Germany
2.500% due 07/04/2044	EUR	1,200	1,955
2.500% due 08/15/2046		3,600	5,954
3.250% due 07/04/2042		100	180
4.250% due 07/04/2039		8,900	17,591
4.750% due 07/04/2040		1,000	2,135

Total Sovereign Issues (Cost $349,053)			333,506

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Ally Financial, Inc.
7.000% due 04/30/2015 (e)		4,600	4,721

Total Preferred Securities (Cost $4,401)			4,721

SHORT-TERM INSTRUMENTS 5.9%
REPURCHASE AGREEMENTS (f) 1.5%			38,878

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 3.3%
Fannie Mae
0.050% due 06/16/2015		$5,800	5,799
Federal Home Loan Bank
0.045% due 04/08/2015		1,500	1,500
0.061% due 05/13/2015		2,300	2,300
0.070% due 05/15/2015		3,000	3,000
0.075% due 05/22/2015		16,000	15,998
0.090% due 04/10/2015		17,700	17,700
0.103% due 04/17/2015		13,900	13,899
0.150% due 04/09/2015		24,300	24,299

			84,495

JAPAN TREASURY BILLS 0.9%
0.000% due 06/08/2015	JPY	2,700,000	22,512

U.S. TREASURY BILLS 0.2%
0.036% due 04/02/2015 - 06/11/2015 (c)(h)(j)		$6,662	6,662

Total Short-Term Instruments (Cost $152,508)			152,547

Total Investments in Securities (Cost $2,928,178)			2,932,526

Total Investments 113.4% (Cost $2,928,178)			$2,932,526
Financial Derivative Instruments (g)(i) 2.9% (Cost or Premiums, net $(1,261))			75,166
Other Assets and Liabilities, net (16.3%)			(422,367)

Net Assets 100.0%			$2,585,325

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MBC	0.350%	03/31/2015	04/01/2015	$16,900	U.S. Treasury Notes 1.500% due 08/31/2018	$(17,348)	$16,900	$16,900
NOM	0.150%	03/31/2015	04/01/2015	10,800	U.S. Treasury Notes 2.250% due 11/15/2024	(11,024)	10,800	10,800
SSB	0.000%	03/31/2015	04/01/2015	11,178	Freddie Mac 2.080% due 10/17/2022	(11,405)	11,178	11,178

Total Repurchase Agreements						$(39,777)	$38,878	$38,878

(1)	Includes accrued interest.

As of March 31, 2015, there were no open reverse repurchase agreements or open sale-buyback transactions. The average amount of borrowings outstanding during the period ended March 31, 2015 was $352,541 at a weighted average interest rate of 0.215%.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	608	$(75)	$0	$(23)
90-Day Eurodollar December Futures	Short	12/2016	306	(192)	0	(34)
90-Day Eurodollar June Futures	Short	06/2015	1,022	(66)	0	(13)
90-Day Eurodollar March Futures	Short	03/2016	1,018	(579)	0	(64)
90-Day Eurodollar September Futures	Short	09/2015	1,370	(152)	0	(34)
90-Day Eurodollar September Futures	Short	09/2016	207	(49)	0	(21)
Call Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	278	9	12	(12)
Euro-Bund 10-Year Bond June Futures	Long	06/2015	589	1,225	176	(38)
Put Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond June Futures	Short	05/2015	278	32	12	0
U.S. Treasury 10-Year Note June Futures	Long	06/2015	248	311	78	0
U.S. Treasury 30-Year Bond June Futures	Long	06/2015	52	(15)	21	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2016	76	(38)	4	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2016	257	(17)	10	(5)

Total Futures Contracts				$394	$313	$(245)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	0.665%	04/17/2016		$750,000	$(1,344)	$(287)	$0	$(60)
Pay	3-Month USD-LIBOR	0.750%	06/17/2016		211,000	(350)	(117)	0	(29)
Pay	3-Month USD-LIBOR	1.000%	04/17/2017		150,000	(503)	(202)	0	(73)
Pay	3-Month USD-LIBOR	1.250%	06/17/2017		189,600	(1,178)	(317)	0	(112)
Pay	3-Month USD-LIBOR	1.500%	09/16/2017		50,400	(397)	(242)	0	(36)
Pay	3-Month USD-LIBOR	2.000%	06/15/2022		3,500	(32)	(8)	0	(7)
Pay	3-Month USD-LIBOR	2.500%	06/15/2045		107,800	(2,041)	342	0	(154)
Pay	3-Month USD-LIBOR	3.250%	06/17/2045		68,600	(12,749)	2,158	0	(72)
Pay	6-Month GBP-LIBOR	1.500%	09/18/2016	GBP	1,800	(29)	(24)	0	0
Pay	6-Month GBP-LIBOR	1.500%	09/16/2017		133,500	(1,897)	(385)	8	0
Pay	6-Month GBP-LIBOR	1.880%	10/05/2017		21,300	(529)	(529)	1	0
Pay	6-Month GBP-LIBOR	1.500%	12/16/2017		71,200	(813)	(653)	7	0
Pay	28-Day MXN-TIIE	3.960%	05/16/2016	MXN	818,100	1	2	4	0
Pay	28-Day MXN-TIIE	4.035%	02/03/2017		277,300	(50)	(2)	8	0
Pay	28-Day MXN-TIIE	4.925%	01/13/2020		264,700	(245)	(245)	39	0
Pay	28-Day MXN-TIIE	5.840%	09/14/2021		500,000	442	496	77	0
Pay	28-Day MXN-TIIE	5.430%	11/17/2021		336,100	(286)	(418)	49	0
Pay	28-Day MXN-TIIE	5.375%	01/07/2022		415,400	(481)	(820)	60	0
Pay	28-Day MXN-TIIE	6.025%	12/31/2029		112,100	(239)	(239)	25	0
Pay	28-Day MXN-TIIE	6.620%	02/18/2030		23,900	50	49	5	0

						$(22,670)	$(1,441)	$283	$(543)

Total Swap Agreements						$(22,670)	$(1,441)	$283	$(543)

(h)	Securities with an aggregate market value of $23,907 and cash of $3,914 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2015	EUR	8,848		$9,683	$169	$0
	04/2015	GBP	124,473		187,611	2,974	0
	04/2015	ILS	112,730		28,496	167	0
	04/2015		$1,096	GBP	736	0	(4)
	05/2015	NZD	2,894		$2,213	57	0
	05/2015		$3,209	EUR	2,988	5	0
	05/2015		5,210	JPY	624,400	0	(2)
	06/2015	EUR	20,880		$28,389	5,915	0
	06/2015	ILS	18,160		4,617	53	0
	06/2015	JPY	2,700,000		22,569	36	0
	06/2015		$185	EUR	140	0	(34)
	06/2016	EUR	58,878		$80,612	16,641	0
	06/2016		$3,452	EUR	2,556	0	(675)
BPS	04/2015	BRL	108,111		$33,781	58	(151)
	04/2015	EUR	10,502		11,128	0	(164)
	04/2015	ILS	2,192		550	0	0
	04/2015	JPY	16,579,912		138,782	541	0
	04/2015	NZD	20,771		15,599	70	0
	04/2015		$6,312	AUD	8,313	20	0
	04/2015		35,688	BRL	108,111	0	(1,814)
	04/2015		116,972	JPY	13,984,112	0	(375)
	05/2015	BRL	8,177		$2,537	3	(7)
	05/2015	JPY	13,984,112		117,022	367	0
	05/2015		$1,831	MXN	27,849	0	(9)
	06/2015	EUR	9,381		$12,722	2,625	0
	06/2015		$166	ILS	657	0	(1)
	10/2015	BRL	95,800		$30,069	1,692	0
BRC	05/2015		4,814		1,496	0	0
	05/2015	MXN	35,798		2,405	62	0
	06/2015	EUR	12,039		16,356	3,398	0
	06/2015	ILS	9,021		2,258	0	(9)
	06/2015		$112,768	EUR	85,414	0	(20,834)
	06/2016	EUR	11,049		$15,193	3,183	0
CBK	04/2015	AUD	11,982		9,307	181	0
	04/2015	BRL	16,447		5,021	0	(127)
	04/2015	EUR	5,723		6,178	25	0
	04/2015		$1,369	AUD	1,776	0	(16)
	04/2015		15,887	NZD	20,771	0	(359)
	05/2015	MXN	41,402		$2,656	0	(53)
	05/2015	NZD	20,771		15,835	358	0
	05/2015		$4,982	BRL	16,447	129	0
	05/2015		3,952	MXN	59,343	10	(80)
	06/2015	EUR	10,388		$14,200	3,019	0
	06/2015		$4,024	EUR	3,042	0	(750)
	06/2015		1,563	INR	98,665	0	0
DUB	04/2015	BRL	48,670		$15,296	205	(153)
	04/2015	ILS	5,142		1,308	16	0
	04/2015	MXN	4,362		292	6	0
	04/2015		$12,659	BRL	36,158	6	(1,336)
	05/2015		3,760		12,513	128	0
	05/2015		1,312	MXN	19,743	0	(20)
	06/2015	MXN	39,721		$2,570	0	(23)
	08/2015	EUR	13,000		17,424	3,419	0
	01/2016	BRL	24,100		8,016	1,057	0
	02/2016	EUR	57,270		77,068	15,139	0
	06/2016		6,201		8,490	1,754	0
	06/2016		$3,897	EUR	2,883	0	(765)
FBF	04/2015	BRL	83,939		$27,189	1,006	(117)
	04/2015		$31,403	BRL	100,386	310	(264)
	05/2015		2,100		6,768	4	(1)
	06/2015	EUR	17,137		$23,260	4,815	0
	10/2015	BRL	221,800		64,818	0	(881)
	04/2016		75,000		20,862	0	(315)
GLM	04/2015		32,452		10,116	0	(52)
	04/2015	EUR	29,905		32,472	337	(20)
	04/2015	GBP	1,629		2,482	66	0
	04/2015	ILS	27,047		6,838	46	(5)
	04/2015	MXN	49,926		3,302	29	0
	04/2015		$14,164	BRL	44,965	12	(93)
	04/2015		3,135	EUR	2,759	0	(169)
	04/2015		1,650	GBP	1,105	0	(11)
	04/2015		37,310	ILS	147,112	0	(340)
	04/2015		25,605	JPY	3,073,500	47	(26)
	04/2015		7,017	MXN	105,113	0	(126)
	05/2015	BRL	31,411		$9,750	0	(11)
	05/2015	CHF	561		609	31	0
	05/2015	MXN	105,113		7,002	125	0
	05/2015		$1,415	MXN	21,042	0	(38)
	06/2015	ILS	147,112		$37,321	348	0
	06/2015		$26,024	EUR	19,570	0	(4,960)
HUS	04/2015	BRL	130,394		$44,389	3,533	0
	04/2015		$40,647	BRL	130,394	210	0
	04/2015		83,597	EUR	76,137	0	(1,731)
	05/2015	EUR	76,137		$83,634	1,731	0
	05/2015		$1,175	MXN	18,258	22	(3)
	01/2016	BRL	44,000		$13,008	302	0
JPM	04/2015		30,619		10,510	917	0
	04/2015	EUR	30,297		32,568	156	(165)
	04/2015	JPY	477,700		3,961	0	(22)
	04/2015	MXN	826,667		56,174	2,037	0
	04/2015		$9,613	BRL	30,619	36	(55)
	08/2015		17,180	EUR	13,000	0	(3,176)
	10/2015	BRL	46,600		$15,241	1,438	0
MSB	04/2015		82,987		25,698	0	(304)
	04/2015	EUR	72,502		81,837	3,874	0
	04/2015	MXN	42,332		2,807	35	(2)
	04/2015		$26,089	BRL	82,987	107	(194)
	05/2015	MXN	33,054		$2,182	19	0
	06/2015	EUR	14,702		20,154	4,330	0
	08/2015	SAR	4,150		1,105	0	(1)
	08/2015		$1,104	SAR	4,150	2	0
	01/2016	BRL	60,400		$21,004	3,563	0
	06/2016	EUR	15,595		21,449	4,506	0
NAB	06/2015		23,639		32,095	6,651	0
	06/2016		33,844		46,470	9,692	0
	07/2016		17,634		23,922	4,729	0
NGF	04/2015	MXN	50,807		3,370	42	0
UAG	04/2015	BRL	33,827		10,737	151	(13)
	04/2015		$10,605	BRL	33,827	111	(118)
	04/2015		7,009	EUR	6,379	0	(150)
	05/2015	EUR	6,379		$7,012	150	0
	05/2015	MXN	30,816		2,033	17	0
	05/2015		$8,871	MXN	130,990	0	(300)
	06/2015		9,281	INR	591,620	91	0

Total Forward Foreign Currency Contracts						$119,116	$(41,424)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC USD versus SAR	SAR	3.756	08/05/2015	$9,400	$20	$9
MSB	Call - OTC USD versus SAR		3.759	07/30/2015	3,100	10	2

						$30	$11

Total Purchased Options						$30	$11

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus ILS	ILS	4.070	04/15/2015	$3,700	$(29)	$(7)
BPS	Put - OTC USD versus JPY	JPY	115.500	04/15/2015	24,400	(169)	(9)
CBK	Call - OTC USD versus ILS	ILS	4.070	05/22/2015	2,200	(18)	(15)
	Call - OTC USD versus ILS		4.170	06/10/2015	4,000	(27)	(16)
	Put - OTC USD versus JPY	JPY	99.000	09/30/2015	1,000	(8)	(1)
DUB	Put - OTC USD versus BRL	BRL	3.040	04/23/2015	3,100	(28)	(15)
	Put - OTC USD versus BRL		3.020	05/22/2015	2,000	(21)	(16)
	Put - OTC USD versus BRL		3.080	05/27/2015	4,300	(50)	(57)
	Call - OTC USD versus ILS	ILS	4.120	05/20/2015	2,800	(22)	(12)
	Call - OTC USD versus ILS		4.150	06/04/2015	3,200	(20)	(13)
FBF	Put - OTC USD versus BRL	BRL	3.116	04/29/2015	900	(9)	(9)
GLM	Put - OTC USD versus BRL		3.085	04/28/2015	1,300	(11)	(12)
	Call - OTC USD versus ILS	ILS	4.080	04/29/2015	3,400	(24)	(12)
	Call - OTC USD versus ILS		4.100	05/15/2015	4,200	(29)	(19)
	Call - OTC USD versus ILS		4.160	06/01/2015	6,200	(26)	(22)
HUS	Put - OTC USD versus BRL	BRL	3.075	05/14/2015	7,600	(85)	(85)
	Call - OTC USD versus ILS	ILS	4.130	05/29/2015	3,100	(21)	(14)
JPM	Call - OTC USD versus ILS		4.100	05/07/2015	3,500	(25)	(13)
	Put - OTC USD versus INR	INR	62.000	06/05/2015	3,000	(18)	(15)
	Call - OTC USD versus INR		65.000	06/05/2015	3,000	(15)	(10)
	Put - OTC USD versus INR		61.500	07/15/2015	3,000	(16)	(12)
	Call - OTC USD versus INR		65.000	07/15/2015	3,000	(26)	(24)
UAG	Call - OTC USD versus ILS	ILS	4.110	05/14/2015	2,600	(21)	(10)

						$(718)	$(418)

Total Written Options						$(718)	$(418)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2015 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Petrobras International Finance Co.	1.000%	12/20/2019	6.138%	$2,600	$(246)	$(267)	$0	$(513)
GST	Petrobras International Finance Co.	1.000%	12/20/2019	6.138%	5,700	(560)	(565)	0	(1,125)
HUS	Mexico Government International Bond	1.000%	12/20/2019	1.170%	17,800	106	(237)	0	(131)
JPM	Mexico Government International Bond	1.000%	12/20/2019	1.170%	21,400	127	(285)	0	(158)

						$(573)	$(1,354)	$0	$(1,927)

Total Swap Agreements						$(573)	$(1,354)	$0	$(1,927)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(j)	Securities with an aggregate market value of $20,551 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$29,706	$0	$29,706
Corporate Bonds & Notes
Banking & Finance	0	597,737	0	597,737
Industrials	0	196,628	0	196,628
Utilities	0	63,761	0	63,761
Municipal Bonds & Notes
California	0	22,014	0	22,014
Florida	0	10,658	0	10,658
South Dakota	0	8,155	0	8,155
U.S. Government Agencies	0	414,049	0	414,049
U.S. Treasury Obligations	0	891,935	0	891,935
Mortgage-Backed Securities	0	134,824	10,741	145,565
Asset-Backed Securities	0	61,544	0	61,544
Sovereign Issues	0	333,506	0	333,506
Preferred Securities
Banking & Finance	0	4,721	0	4,721
Short-Term Instruments
Repurchase Agreements	0	38,878	0	38,878
Short-Term Notes	0	84,495	0	84,495
Japan Treasury Bills	0	22,512	0	22,512
U.S. Treasury Bills	0	6,662	0	6,662

Total Investments	$0	$2,921,785	$10,741	$2,932,526

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	313	283	0	596
Over the counter	0	119,127	0	119,127
	$313	$119,410	$0	$119,723

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(245)	(543)	0	(788)
Over the counter	0	(43,769)	0	(43,769)

	$(245)	$(44,312)	$0	$(44,557)

Totals	$68	$2,996,883	$10,741	$3,007,692

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2015. There were assets and liabilities valued at $37,019 transferred from Level 3 to Level 2 during the period ended March 31, 2015. There were no significant assets and liabilities transferred from Level 2 to Level 3 during the period ended March 31, 2015.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE Arca, Inc. (“NYSE Arca”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair market value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Manager. The Board has delegated responsibility for applying the valuation methods to the Manager. The Manager monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales or closing prices are reported, equity securities are generally valued at the mean of the last available bid and ask quotations on the exchange or market on which the security is primarily traded, or use other information based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair market value, as determined in good faith by the Board, its Valuation Committee, or the Manager pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Manager monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Manager determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or other financial derivative instruments cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold or settled.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2015, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2012-2014, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2015, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$114,647	$321	$(5)	$316
PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund	9,218	117	(8)	109
PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund	24,091	706	0	706
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	140,479	7,082	0	7,082
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	1,082,105	1,338	(4,345)	(3,007)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	99,223	1,880	(771)	1,109
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	99,531	341	(305)	36
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	2,912,166	16,337	(82,379)	(66,042)
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	247,372	5,612	(1,273)	4,339
PIMCO Diversified Income Exchange-Traded Fund	47,485	931	(1,857)	(926)
PIMCO Enhanced Short Maturity Strategy Exchange-Traded Fund	4,013,033	6,491	(6,040)	451
PIMCO Foreign Currency Strategy Exchange-Traded Fund	15,666	21	(1,309)	(1,288)
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	143,386	982	(14,238)	(13,256)
PIMCO Intermediate Municipal Bond Strategy Exchange-Traded Fund	219,748	7,549	(205)	7,344
PIMCO Low Duration Exchange-Traded Fund	170,689	768	(1,585)	(817)
PIMCO Short Term Municipal Bond Exchange-Traded Fund	56,069	385	(23)	362
PIMCO Total Return Exchange-Traded Fund	2,930,412	57,980	(55,866)	2,114

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.
†	A zero balance may reflect actual amounts rounding to less than one thousand.

3. RELATED PARTY TRANSACTIONS

Each Fund may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Portfolio and PIMCO Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund and PIMCO Money Market Fund are considered to be affiliated with the Funds. The table below shows the Fund’s transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2015, (amounts in thousands†):

Investments in PIMCO Money Market Fund

Fund Name	Market Value 06/30/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2014	Dividend Income
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$70,609	$148,711	$(187,745)	$0	$0	$31,575	$9

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	NGF	Nomura Global Financial Products, Inc.
BOS	Banc of America Securities LLC	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	RDR	RBC Dain Rausher, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone
BRL	Brazilian Real	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	SAR	Saudi Riyal
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	MYR	Malaysian Ringgit	ZAR	South African Rand

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index Abbreviations:

CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Price Index
CDX.IG	Credit Derivatives Index - Investment Grade	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation

Other Abbreviations:
ALT	Alternate Loan Trust	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	YOY	Year-Over-Year
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles
FDIC	Federal Deposit Insurance Corp.	REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ Peter G. Strelow
Peter G. Strelow
President and Principal Executive Officer

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President and Principal Executive Officer

Date:	May 28, 2015

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial and Accounting Officer

Date:	May 28, 2015